AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 68.0%
Affiliated Mutual Funds — 7.7%
AST ClearBridge Dividend Growth Portfolio*	394,106	$10,759,102
AST Emerging Markets Equity Portfolio*	894,326	7,682,257
AST High Yield Portfolio*	1,137,752	12,845,225
AST PGIM Fixed Income Central Portfolio*	13,203,679	134,545,486
AST Small-Cap Growth Portfolio*	188,932	11,851,692
AST Small-Cap Value Portfolio*	317,270	10,584,138
AST T. Rowe Price Natural Resources Portfolio*	362,943	10,325,735

Total Affiliated Mutual Funds (cost $198,271,155)(wd)		198,593,635
Common Stocks — 36.2%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom)	56,094	678,521
Boeing Co. (The)*	500	106,215
General Dynamics Corp.	5,800	1,323,618
Hexcel Corp.	1,330	90,772
Howmet Aerospace, Inc.	19,200	813,504
Kongsberg Gruppen ASA (Norway)	2,860	115,609
L3Harris Technologies, Inc.	1,100	215,864
Lockheed Martin Corp.	1,015	479,821
MTU Aero Engines AG (Germany)	1,989	497,727
Northrop Grumman Corp.	3,341	1,542,607
Raytheon Technologies Corp.	23,199	2,271,878
Safran SA (France)	11,676	1,728,476
Textron, Inc.	6,100	430,843
Thales SA (France)	5,198	768,508
		11,063,963
Air Freight & Logistics — 0.2%
DSV A/S (Denmark)	6,030	1,169,202
FedEx Corp.	6,700	1,530,883
Sankyu, Inc. (Japan)	9,300	345,130
United Parcel Service, Inc. (Class B Stock)	2,276	441,521
Yamato Holdings Co. Ltd. (Japan)	32,300	554,439
		4,041,175
Automobile Components — 0.1%
BorgWarner, Inc.	12,000	589,320
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	19,411	839,914
		1,429,234
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	19,984	2,190,220
BYD Co. Ltd. (China) (Class H Stock)	13,000	382,410
Ferrari NV (Italy)	12,959	3,511,679
General Motors Co.	33,500	1,228,780
Honda Motor Co. Ltd. (Japan)	31,000	819,986
Kia Corp. (South Korea)	3,487	217,617
Mahindra & Mahindra Ltd. (India)	26,975	381,195
Maruti Suzuki India Ltd. (India)	1,849	186,987
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Mazda Motor Corp. (Japan)	13,900	$128,214
Mercedes-Benz Group AG (Germany)	23,810	1,831,055
Nissan Motor Co. Ltd. (Japan)	45,000	170,307
Stellantis NV	54,934	999,045
Subaru Corp. (Japan)	11,400	181,985
Suzuki Motor Corp. (Japan)	8,100	294,981
Tesla, Inc.*	24,769	5,138,577
Toyota Motor Corp. (Japan)	78,600	1,118,903
		18,781,941
Banks — 1.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	136,862	2,170,283
ANZ Group Holdings Ltd. (Australia)	109,741	1,691,123
Banco Bilbao Vizcaya Argentaria SA (Spain)	42,260	302,132
Banco Santander SA (Spain)	109,574	408,326
Bank Central Asia Tbk PT (Indonesia)	1,859,697	1,088,005
Bank Hapoalim BM (Israel)	15,375	127,959
Bank Leumi Le-Israel BM (Israel)	205,046	1,551,129
Bank of America Corp.	44,597	1,275,474
Bank of China Ltd. (China) (Class H Stock)	434,000	166,381
Bank of Ireland Group PLC (Ireland)	34,851	352,633
Barclays PLC (United Kingdom)	1,242,389	2,236,182
BNP Paribas SA (France)	23,450	1,400,377
BOC Hong Kong Holdings Ltd. (China)	129,500	403,167
CaixaBank SA (Spain)	28,679	111,904
China Construction Bank Corp. (China) (Class H Stock)	847,000	548,174
Citigroup, Inc.	34,800	1,631,772
Citizens Financial Group, Inc.	27,400	832,138
Commerzbank AG (Germany)*	30,305	319,058
Commonwealth Bank of Australia (Australia)	7,337	484,429
Credicorp Ltd. (Peru)	1,714	226,917
Credit Agricole SA (France)	7,622	85,985
DBS Group Holdings Ltd. (Singapore)	73,100	1,817,393
DNB Bank ASA (Norway)	16,858	301,687
East West Bancorp, Inc.	1,659	92,075
Emirates NBD Bank PJSC (United Arab Emirates)	36,664	131,202
Erste Group Bank AG (Austria)	10,922	361,839
FinecoBank Banca Fineco SpA (Italy)	12,209	187,055
Hana Financial Group, Inc. (South Korea)	8,420	263,706
HDFC Bank Ltd. (India), ADR	28,108	1,873,960
HSBC Holdings PLC (United Kingdom)	108,997	740,799
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	238,000	126,483
ING Groep NV (Netherlands)	101,045	1,199,944
Intesa Sanpaolo SpA (Italy)	103,892	266,633
Israel Discount Bank Ltd. (Israel) (Class A Stock)	35,931	176,501
JPMorgan Chase & Co.	21,052	2,743,286
KB Financial Group, Inc. (South Korea)	5,834	213,071
KBC Group NV (Belgium)	6,939	476,784
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Komercni Banka A/S (Czech Republic)	10,036	$333,003
Lloyds Banking Group PLC (United Kingdom)	4,584,983	2,695,734
Mediobanca Banca di Credito Finanziario SpA (Italy)	14,970	150,433
Mizrahi Tefahot Bank Ltd. (Israel)	3,140	98,435
National Australia Bank Ltd. (Australia)	30,820	574,280
NatWest Group PLC (United Kingdom)	365,518	1,192,696
Nedbank Group Ltd. (South Africa)	21,773	265,666
Nordea Bank Abp (Finland)	194,305	2,074,846
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	119,109	566,959
Oversea-Chinese Banking Corp. Ltd. (Singapore)	205,700	1,917,492
PacWest Bancorp(a)	37,000	360,010
PNC Financial Services Group, Inc. (The)	2,234	283,941
Sberbank of Russia PJSC (Russia)*^	151,076	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*(a)	31,781	350,807
Societe Generale SA (France)	5,010	112,882
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	26,166	226,620
Swedbank AB (Sweden) (Class A Stock)(a)	20,304	333,892
Tisco Financial Group PCL (Thailand)	84,200	247,678
Truist Financial Corp.	40,489	1,380,675
U.S. Bancorp	3,033	109,340
UniCredit SpA (Italy)	142,186	2,679,903
United Overseas Bank Ltd. (Singapore)	21,600	484,467
Wells Fargo & Co.	60,784	2,272,106
Western Alliance Bancorp	2,600	92,404
Wintrust Financial Corp.	609	44,427
		47,234,662
Beverages — 0.4%
Coca-Cola Co. (The)	47,598	2,952,504
Diageo PLC (United Kingdom), ADR(a)	498	90,228
Heineken Holding NV (Netherlands)	2,576	236,343
Heineken NV (Netherlands)	5,065	544,239
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	5,300	127,201
Kirin Holdings Co. Ltd. (Japan)	55,600	879,635
PepsiCo, Inc.	16,817	3,065,739
Pernod Ricard SA (France)	8,865	2,007,310
Remy Cointreau SA (France)	3,422	623,089
		10,526,288
Biotechnology — 0.4%
AbbVie, Inc.	15,847	2,525,536
Amgen, Inc.	3,179	768,523
Argenx SE (Netherlands), ADR*	2,699	1,005,593
Biogen, Inc.*	3,399	945,024
BioMarin Pharmaceutical, Inc.*	8,700	845,988
CSL Ltd.	2,201	426,269
Gilead Sciences, Inc.	19,200	1,593,024
Regeneron Pharmaceuticals, Inc.*	507	416,587
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	3,700	$828,652
Vertex Pharmaceuticals, Inc.*	4,598	1,448,692
		10,803,888
Broadline Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	36,000	455,958
Amazon.com, Inc.*	75,501	7,798,498
Dollarama, Inc. (Canada)	4,265	254,890
JD.com, Inc. (China) (Class A Stock)	11,895	259,741
Macy’s, Inc.	34,500	603,405
MercadoLibre, Inc. (Brazil)*	2,331	3,072,398
Pan Pacific International Holdings Corp. (Japan)	38,100	737,092
Wesfarmers Ltd. (Australia)	3,440	116,267
		13,298,249
Building Products — 0.2%
AGC, Inc. (Japan)	3,600	134,211
Assa Abloy AB (Sweden) (Class B Stock)	24,024	575,435
Carlisle Cos., Inc.	500	113,035
Carrier Global Corp.	23,200	1,061,400
Cie de Saint-Gobain (France)	8,815	501,076
Johnson Controls International PLC	1,279	77,021
Lixil Corp. (Japan)	90,000	1,485,528
Nibe Industrier AB (Sweden) (Class B Stock)	32,585	371,440
Trane Technologies PLC	1,311	241,198
		4,560,344
Capital Markets — 1.0%
3i Group PLC (United Kingdom)	57,182	1,191,873
Ameriprise Financial, Inc.	1,551	475,382
Amundi SA (France), 144A	1,780	112,156
Bank of New York Mellon Corp. (The)	25,600	1,163,264
Carlyle Group, Inc. (The)(a)	9,500	295,070
Daiwa Securities Group, Inc. (Japan)	24,000	112,671
Deutsche Bank AG (Germany)	195,335	1,986,401
Deutsche Boerse AG (Germany)	4,032	785,071
Goldman Sachs Group, Inc. (The)	5,723	1,872,051
Hargreaves Lansdown PLC (United Kingdom)	10,123	100,283
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	36,182	1,603,757
IG Group Holdings PLC (United Kingdom)	35,234	304,051
Intercontinental Exchange, Inc.	7,400	771,746
Invesco Ltd.	41,000	672,400
Japan Exchange Group, Inc. (Japan)	7,500	114,704
Julius Baer Group Ltd. (Switzerland)	18,951	1,294,513
KKR & Co., Inc.	1,800	94,536
LPL Financial Holdings, Inc.	2,100	425,040
Macquarie Group Ltd. (Australia)	24,126	2,856,511
MarketAxess Holdings, Inc.	2,400	939,096
Moody’s Corp.	276	84,462
Morgan Stanley	15,985	1,403,483
MSCI, Inc.	1,900	1,063,411

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
S&P Global, Inc.	1,051	$362,353
Singapore Exchange Ltd. (Singapore)	56,900	402,938
State Street Corp.	13,200	999,108
Stifel Financial Corp.	4,800	283,632
UBS Group AG (Switzerland)	160,299	3,392,055
Virtu Financial, Inc. (Class A Stock)	24,700	466,830
		25,628,848
Chemicals — 0.6%
Albemarle Corp.	4,400	972,576
Celanese Corp.	2,400	261,336
Clariant AG (Switzerland)*	6,360	105,508
Dow, Inc.	1,071	58,712
Eastman Chemical Co.	1,873	157,969
Linde PLC	6,044	2,148,279
LyondellBasell Industries NV (Class A Stock)	12,400	1,164,236
Mosaic Co. (The)(a)	3,800	174,344
Nitto Denko Corp. (Japan)	6,700	433,633
Nutrien Ltd. (Canada)	7,828	578,108
OCI NV (Netherlands)	17,339	587,790
PPG Industries, Inc.	10,344	1,381,751
Shin-Etsu Chemical Co. Ltd. (Japan)	35,500	1,152,367
Solvay SA (Belgium)	18,406	2,105,026
Tosoh Corp. (Japan)	95,100	1,292,361
UPL Ltd. (India)	27,116	237,239
Yara International ASA (Brazil)	42,160	1,832,299
		14,643,534
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	40,007	360,713
Copart, Inc.*	12,900	970,209
Serco Group PLC (United Kingdom)	107,661	204,018
Waste Management, Inc.	3,300	538,461
		2,073,401
Communications Equipment — 0.2%
Arista Networks, Inc.*	4,800	805,728
Cisco Systems, Inc.	58,195	3,042,144
Nokia OYJ (Finland)	79,911	392,274
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	52,293	306,532
		4,546,678
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	4,378	139,438
AECOM	5,400	455,328
Eiffage SA (France)	6,788	734,570
Kajima Corp. (Japan)	9,200	111,021
Quanta Services, Inc.	594	98,984
Skanska AB (Sweden) (Class B Stock)	6,140	94,044
Vinci SA (France)	28,287	3,242,891
WillScot Mobile Mini Holdings Corp.*	1,993	93,432
		4,969,708
	Shares	Value

Common Stocks (continued)
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	45,500	$157,690
Eagle Materials, Inc.	4,300	631,025
HeidelbergCement AG (Germany)	2,360	172,321
Ibstock PLC (United Kingdom), 144A	61,398	131,112
Vulcan Materials Co.	1,008	172,932
		1,265,080
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	33,700	314,683
American Express Co.	2,686	443,056
Synchrony Financial	29,900	869,492
		1,627,231
Consumer Staples Distribution & Retail — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	28,100	583,918
BIM Birlesik Magazalar A/S (Turkey)	38,239	296,995
BJ’s Wholesale Club Holdings, Inc.*	7,100	540,097
Carrefour SA (France)	15,546	314,303
Coles Group Ltd. (Australia)	25,056	302,744
Costco Wholesale Corp.	4,489	2,230,449
Dollar General Corp.	3,701	778,912
Endeavour Group Ltd. (Australia)	25,620	116,399
J Sainsbury PLC (United Kingdom)	37,280	128,287
Kesko OYJ (Finland) (Class B Stock)	18,289	393,055
Koninklijke Ahold Delhaize NV (Netherlands)	85,389	2,917,326
Kroger Co. (The)	7,600	375,212
Loblaw Cos. Ltd. (Canada)	5,319	484,751
Seven & i Holdings Co. Ltd. (Japan)	5,700	257,493
Target Corp.	800	132,504
Tesco PLC (United Kingdom)	265,004	868,798
Walgreens Boots Alliance, Inc.	3,100	107,198
Wal-Mart de Mexico SAB de CV (Mexico)	101,150	404,151
Walmart, Inc.	8,412	1,240,349
Woolworths Group Ltd. (Australia)	22,051	560,596
		13,033,537
Containers & Packaging — 0.1%
Berry Global Group, Inc.	6,900	406,410
Transcontinental, Inc. (Canada) (Class A Stock)	13,586	141,037
Westrock Co.	26,500	807,455
		1,354,902
Distributors — 0.0%
Genuine Parts Co.	1,900	317,889
LKQ Corp.	12,800	726,528
		1,044,417
Diversified Consumer Services — 0.0%
Service Corp. International	1,515	104,202
Diversified REITs — 0.3%
Charter Hall Group (Australia)	20,949	155,622

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified REITs (cont’d.)
Essential Properties Realty Trust, Inc.(a)	160,906	$3,998,514
GPT Group (The) (Australia)	36,460	104,194
Nomura Real Estate Master Fund, Inc. (Japan)	200	224,117
Stockland (Australia)	43,363	116,117
WP Carey, Inc.(a)	32,433	2,511,936
		7,110,500
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	97,050	1,868,212
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	762,605	1,038,242
Deutsche Telekom AG (Germany)	31,746	769,278
Elisa OYJ (Finland)	2,525	152,286
Hellenic Telecommunications Organization SA (Greece)	20,218	296,109
HKT Trust & HKT Ltd. (Hong Kong)	440,000	584,091
Koninklijke KPN NV (Netherlands)	60,445	213,587
Proximus SADP (Belgium)	58,610	566,774
Spark New Zealand Ltd. (New Zealand)	36,441	115,452
Swisscom AG (Switzerland)	831	530,321
Telefonica Deutschland Holding AG (Germany)	515,920	1,588,131
Telkom Indonesia Persero Tbk PT (Indonesia)	1,946,700	528,613
United Internet AG (Germany)	4,985	85,932
Verizon Communications, Inc.	24,141	938,843
		9,275,871
Electric Utilities — 0.5%
Avangrid, Inc.(a)	4,600	183,448
CK Infrastructure Holdings Ltd. (Hong Kong)	20,000	108,818
Constellation Energy Corp.	2,013	158,020
Duke Energy Corp.	1,300	125,411
EDP - Energias do Brasil SA (Brazil)	6,639	29,249
Endesa SA (Spain)	6,317	137,204
Enel SpA (Italy)	407,119	2,482,999
Energisa SA (Brazil), UTS	44,000	349,850
Entergy Corp.	3,700	398,638
Exelon Corp.	30,600	1,281,834
FirstEnergy Corp.	18,100	725,086
Iberdrola SA (Spain)	150,803	1,878,675
NextEra Energy, Inc.	13,111	1,010,596
NRG Energy, Inc.	25,400	870,966
PG&E Corp.*	37,253	602,381
Pinnacle West Capital Corp.	2,700	213,948
Power Assets Holdings Ltd. (Hong Kong)	35,500	190,451
PPL Corp.	9,200	255,668
Red Electrica Corp. SA (Spain)	6,186	108,851
SSE PLC (United Kingdom)	88,394	1,972,411
Xcel Energy, Inc.	1,397	94,214
		13,178,718
	Shares	Value

Common Stocks (continued)
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	30,792	$1,059,292
Acuity Brands, Inc.(a)	4,600	840,558
Eaton Corp. PLC	4,472	766,233
Emerson Electric Co.	4,000	348,560
Fuji Electric Co. Ltd. (Japan)	2,700	106,624
Prysmian SpA (Italy)	5,481	230,151
Schneider Electric SE	15,263	2,550,812
Vertiv Holdings Co.	36,500	522,315
Voltronic Power Technology Corp. (Taiwan)	3,000	170,831
		6,595,376
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	5,665	462,944
CDW Corp.	508	99,004
Corning, Inc.	7,800	275,184
Halma PLC (United Kingdom)	5,250	144,934
Hamamatsu Photonics KK (Japan)	2,700	145,643
Hon Hai Precision Industry Co. Ltd. (Taiwan)	153,000	523,718
IPG Photonics Corp.*	1,200	147,972
Jabil, Inc.	1,100	96,976
Keyence Corp. (Japan)	4,156	2,036,892
Keysight Technologies, Inc.*	2,300	371,404
Littelfuse, Inc.	343	91,955
Omron Corp. (Japan)	3,400	198,992
Samsung SDI Co. Ltd. (South Korea)	2,705	1,536,545
Shimadzu Corp. (Japan)	4,300	134,988
TD SYNNEX Corp.	1,100	106,469
TDK Corp. (Japan)	21,600	775,357
Venture Corp. Ltd. (Singapore)	8,800	117,123
Yokogawa Electric Corp. (Japan)	6,000	97,701
		7,363,801
Energy Equipment & Services — 0.1%
Baker Hughes Co.	13,132	378,990
Halliburton Co.	31,600	999,824
Schlumberger NV	16,369	803,718
Tenaris SA	6,880	97,484
		2,280,016
Entertainment — 0.2%
Activision Blizzard, Inc.	6,118	523,640
Capcom Co. Ltd. (Japan)	3,600	128,846
Electronic Arts, Inc.	9,300	1,120,185
Live Nation Entertainment, Inc.*	1,500	105,000
NCSoft Corp. (South Korea)	783	224,385
NetEase, Inc. (China), ADR(a)	5,484	485,005
Netflix, Inc.*	6,000	2,072,880
Nexon Co. Ltd. (Japan)	9,000	214,909
Nintendo Co. Ltd. (Japan)	6,600	256,354
Walt Disney Co. (The)*	10,000	1,001,300
		6,132,504
Financial Services — 0.7%
Adyen NV (Netherlands), 144A*	439	699,515
Apollo Global Management, Inc.	942	59,497

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
Berkshire Hathaway, Inc. (Class B Stock)*	12,800	$3,952,256
Fidelity National Information Services, Inc.	1,800	97,794
GMO Payment Gateway, Inc. (Japan)	5,916	512,192
Investor AB (Sweden) (Class A Stock)	13,140	268,122
Mastercard, Inc. (Class A Stock)	10,542	3,831,068
ORIX Corp. (Japan)	123,000	2,028,026
PayPal Holdings, Inc.*	19,700	1,496,018
Shift4 Payments, Inc. (Class A Stock)*(a)	1,831	138,790
Visa, Inc. (Class A Stock)(a)	19,346	4,361,749
Voya Financial, Inc.(a)	6,900	493,074
WEX, Inc.*	757	139,205
		18,077,306
Food Products — 0.5%
Archer-Daniels-Midland Co.	14,200	1,131,172
AVI Ltd. (South Africa)	40,991	162,362
Darling Ingredients, Inc.*	1,365	79,716
General Mills, Inc.	538	45,977
Gruma SAB de CV (Mexico) (Class B Stock)	16,244	240,640
Hershey Co. (The)	5,637	1,434,109
J.M. Smucker Co. (The)	606	95,366
Lamb Weston Holdings, Inc.	12,494	1,305,873
Mondelez International, Inc. (Class A Stock)	10,700	746,004
Mowi ASA (Norway)	6,175	114,213
Nestle SA	46,720	5,696,596
Orkla ASA (Norway)	14,447	102,466
Tyson Foods, Inc. (Class A Stock)	3,000	177,960
Viscofan SA (Spain)	1,981	141,870
WH Group Ltd. (Hong Kong), 144A	442,500	263,795
Wilmar International Ltd. (China)	570,800	1,808,359
		13,546,478
Gas Utilities — 0.1%
APA Group (Australia)	17,900	121,598
Enagas SA (Spain)	6,180	118,753
Osaka Gas Co. Ltd. (Japan)	48,000	788,535
Tokyo Gas Co. Ltd. (Japan)	8,400	157,863
UGI Corp.	24,300	844,668
		2,031,417
Ground Transportation — 0.1%
CSX Corp.	25,900	775,446
Norfolk Southern Corp.	1,275	270,300
Ryder System, Inc.	2,900	258,796
Schneider National, Inc. (Class B Stock)	4,200	112,350
TFI International, Inc. (Canada)	946	112,848
Uber Technologies, Inc.*	42,368	1,343,066
Union Pacific Corp.	3,239	651,881
		3,524,687
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	21,883	$2,215,873
Baxter International, Inc.	23,600	957,216
Becton, Dickinson & Co.	400	99,016
Boston Scientific Corp.*	27,762	1,388,933
Cochlear Ltd. (Australia)	1,248	198,682
Edwards Lifesciences Corp.*	4,400	364,012
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	11,564	193,314
Hologic, Inc.*	11,400	919,980
IDEXX Laboratories, Inc.*	1,100	550,088
Medtronic PLC	11,800	951,316
Stryker Corp.	800	228,376
Zimmer Biomet Holdings, Inc.	9,500	1,227,400
		9,294,206
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.*	1,275	92,119
Cardinal Health, Inc.	11,800	890,900
Cigna Group (The)	5,996	1,532,158
CVS Health Corp.	15,800	1,174,098
Elevance Health, Inc.	2,400	1,103,544
Fresenius SE & Co. KGaA (Germany)	8,988	242,705
Humana, Inc.	2,100	1,019,466
Medipal Holdings Corp. (Japan)	101,800	1,387,376
Odontoprev SA (Brazil)	55,652	121,440
Sonic Healthcare Ltd. (Australia)	111,439	2,612,461
Tenet Healthcare Corp.*	1,600	95,072
UnitedHealth Group, Inc.	11,079	5,235,824
		15,507,163
Health Care REITs — 0.9%
Community Healthcare Trust, Inc.	85,624	3,133,838
Omega Healthcare Investors, Inc.(a)	142,776	3,913,490
Ventas, Inc.	124,633	5,402,841
Welltower, Inc.	165,341	11,853,296
		24,303,465
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.	155,244	2,409,387
Host Hotels & Resorts, Inc.	157,822	2,602,485
Park Hotels & Resorts, Inc.	26,800	331,248
		5,343,120
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)*	3,340	108,587
Airbnb, Inc. (Class A Stock)*	2,614	325,182
Amadeus IT Group SA (Spain)*	3,135	210,307
Aristocrat Leisure Ltd. (Australia)	30,682	767,127
Booking Holdings, Inc.*	350	928,343
Boyd Gaming Corp.	1,443	92,525
Chipotle Mexican Grill, Inc.*	370	632,067
Compass Group PLC (United Kingdom)	196,548	4,939,558
Darden Restaurants, Inc.(a)	5,800	899,928
DoorDash, Inc. (Class A Stock)*	6,200	394,072
Evolution AB (Sweden), 144A	3,246	434,894
Genting Singapore Ltd. (Singapore)	180,000	151,921

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.	4,000	$563,480
InterContinental Hotels Group PLC (United Kingdom)	3,723	243,729
La Francaise des Jeux SAEM (France), 144A	2,799	116,656
Las Vegas Sands Corp.*	2,800	160,860
Lottery Corp. Ltd. (The) (Australia)	81,588	280,611
Marriott International, Inc. (Class A Stock)	9,205	1,528,398
McDonald’s Corp.	5,419	1,515,207
Oriental Land Co. Ltd. (Japan)	72,500	2,482,345
Sodexo SA (France)	8,455	825,805
Starbucks Corp.	16,200	1,686,906
Whitbread PLC (United Kingdom)	12,380	457,333
Yum China Holdings, Inc. (China)	3,911	247,918
		19,993,759
Household Durables — 0.1%
Lennar Corp. (Class A Stock)	7,452	783,280
Sekisui Chemical Co. Ltd. (Japan)	7,700	109,359
Sekisui House Ltd. (Japan)	11,400	232,346
Sony Group Corp. (Japan)	20,300	1,848,993
Toll Brothers, Inc.	1,521	91,305
		3,065,283
Household Products — 0.3%
Colgate-Palmolive Co.	17,200	1,292,580
Essity AB (Sweden) (Class B Stock)	10,700	305,634
Henkel AG & Co. KGaA (Germany)	2,661	193,579
Procter & Gamble Co. (The)	24,686	3,670,561
Reckitt Benckiser Group PLC (United Kingdom)	16,761	1,275,136
		6,737,490
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	21,600	520,128
Meridian Energy Ltd. (New Zealand)	33,800	111,196
Vistra Corp.	10,800	259,200
		890,524
Industrial Conglomerates — 0.3%
3M Co.	11,600	1,219,276
General Electric Co.	2,900	277,240
Hitachi Ltd. (Japan)	14,600	802,426
Honeywell International, Inc.	7,900	1,509,848
Jardine Matheson Holdings Ltd. (Hong Kong)	37,400	1,819,220
Lifco AB (Sweden) (Class B Stock)	6,240	134,550
Siemens AG (Germany)	6,840	1,108,107
Smiths Group PLC (United Kingdom)	55,312	1,173,100
		8,043,767
Industrial REITs — 1.4%
Americold Realty Trust, Inc.	196,197	5,581,805
CapitaLand Ascendas REIT (Singapore)	62,100	133,901
First Industrial Realty Trust, Inc.	16,440	874,608
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
Goodman Group (Australia)	46,327	$587,882
Prologis, Inc.	183,751	22,926,612
Rexford Industrial Realty, Inc.	83,654	4,989,961
		35,094,769
Insurance — 0.9%
Ageas SA/NV (Belgium)	2,898	125,363
AIA Group Ltd. (Hong Kong)	48,000	503,393
Allianz SE (Germany)	1,104	254,843
Allstate Corp. (The)	6,800	753,508
American International Group, Inc.	21,900	1,102,884
Aon PLC (Class A Stock)	1,800	567,522
Arch Capital Group Ltd.*	2,500	169,675
Assicurazioni Generali SpA (Italy)	19,740	393,312
AXA SA (France)	100,341	3,062,165
Axis Capital Holdings Ltd.	1,898	103,479
Baloise Holding AG (Switzerland)	816	127,065
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	254,400	674,438
Chubb Ltd.	3,199	621,182
Dai-ichi Life Holdings, Inc. (Japan)	11,200	205,895
Fairfax Financial Holdings Ltd. (Canada)	738	490,815
iA Financial Corp., Inc. (Canada)	4,107	260,308
Japan Post Holdings Co. Ltd. (Japan)	43,300	351,422
Manulife Financial Corp. (Canada)	27,600	506,459
Marsh & McLennan Cos., Inc.	4,809	800,939
Medibank Private Ltd. (Australia)	134,726	304,032
MetLife, Inc.	23,052	1,335,633
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,576	900,662
NN Group NV (Netherlands)	7,695	279,405
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	96,000	621,044
Poste Italiane SpA (Italy), 144A	165,827	1,691,034
Primerica, Inc.	600	103,344
Progressive Corp. (The)	12,363	1,768,651
RenaissanceRe Holdings Ltd. (Bermuda)	780	156,265
Sampo OYJ (Finland) (Class A Stock)	8,593	405,462
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,018	477,062
Suncorp Group Ltd. (Australia)	23,544	191,298
Swiss Life Holding AG (Switzerland)	1,692	1,044,144
T&D Holdings, Inc. (Japan)	102,600	1,271,612
Tokio Marine Holdings, Inc. (Japan)	10,800	207,846
Unum Group	14,400	569,664
		22,401,825
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	56,964	5,908,876
Alphabet, Inc. (Class C Stock)*	47,700	4,960,800
Meta Platforms, Inc. (Class A Stock)*	24,786	5,253,145
Scout24 SE (Germany), 144A	2,040	121,337
Tencent Holdings Ltd. (China)	21,400	1,045,803
		17,289,961

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services — 0.3%
Accenture PLC (Class A Stock)	7,700	$2,200,737
Akamai Technologies, Inc.*	1,400	109,620
CGI, Inc. (Canada)*	3,421	329,697
Cognizant Technology Solutions Corp. (Class A Stock)	3,200	194,976
Fujitsu Ltd. (Japan)	3,900	527,008
Gartner, Inc.*	173	56,358
International Business Machines Corp.(a)	11,440	1,499,670
NEC Corp. (Japan)	4,700	181,444
Obic Co. Ltd. (Japan)	900	142,554
Okta, Inc.*	8,900	767,536
SCSK Corp. (Japan)	7,800	114,207
TIS, Inc. (Japan)	15,200	401,974
Wix.com Ltd. (Israel)*	1,200	119,760
		6,645,541
Leisure Products — 0.0%
Sankyo Co. Ltd. (Japan)	11,700	488,495
Shimano, Inc. (Japan)	800	138,708
		627,203
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	6,992	967,273
Danaher Corp.	3,208	808,544
ICON PLC*	2,744	586,091
Lonza Group AG (Switzerland)	2,128	1,281,056
Mettler-Toledo International, Inc.*	200	306,042
Sotera Health Co.*	38,600	691,326
Thermo Fisher Scientific, Inc.	4,400	2,536,028
		7,176,360
Machinery — 0.7%
Aalberts NV (Netherlands)	7,707	364,051
AGCO Corp.	2,700	365,040
Alfa Laval AB (Sweden)	5,475	195,497
Atlas Copco AB (Sweden) (Class A Stock)	60,981	772,528
Atlas Copco AB (Sweden) (Class B Stock)	31,189	358,759
Caterpillar, Inc.	5,692	1,302,557
CNH Industrial NV (United Kingdom)	29,149	446,014
Daimler Truck Holding AG (Germany)*	12,849	433,641
Deere & Co.	4,707	1,943,426
Donaldson Co., Inc.	5,000	326,700
Doosan Bobcat, Inc. (South Korea)	8,033	270,177
Dover Corp.	3,300	501,402
Epiroc AB (Sweden) (Class A Stock)	17,061	338,661
Epiroc AB (Sweden) (Class B Stock)	7,620	129,925
Esab Corp.	2,000	118,140
Fortive Corp.	2,775	189,172
GEA Group AG (Germany)	34,175	1,558,980
Hitachi Construction Machinery Co. Ltd. (Japan)	79,600	1,855,259
Indutrade AB (Sweden)	5,840	124,281
Komatsu Ltd. (Japan)	17,000	422,027
MINEBEA MITSUMI, Inc. (Japan)	6,600	126,037
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Mitsubishi Heavy Industries Ltd. (Japan)	5,900	$217,362
OSG Corp. (Japan)	22,400	337,814
Otis Worldwide Corp.	1,092	92,165
PACCAR, Inc.	9,200	673,440
Parker-Hannifin Corp.	3,083	1,036,227
Rational AG (Germany)	168	112,927
Sandvik AB (Sweden)	20,860	442,770
Spirax-Sarco Engineering PLC (United Kingdom)	1,150	168,846
Timken Co. (The)	7,500	612,900
Volvo AB (Sweden) (Class B Stock)(a)	127,959	2,636,807
		18,473,532
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	82	145,472
AP Moller - Maersk A/S (Denmark) (Class B Stock)	84	152,687
SITC International Holdings Co. Ltd. (China)	575,000	1,235,767
		1,533,926
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	300	107,283
Comcast Corp. (Class A Stock)	33,800	1,281,358
Dentsu Group, Inc. (Japan)	4,000	140,993
Hakuhodo DY Holdings, Inc. (Japan)	69,500	787,952
Informa PLC (United Kingdom)	31,896	273,396
Liberty Broadband Corp. (Class A Stock)*	1,500	123,180
Liberty Broadband Corp. (Class C Stock)*	7,900	645,430
Publicis Groupe SA (France)	25,409	1,983,421
WPP PLC (United Kingdom)	161,823	1,922,606
		7,265,619
Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	809	41,235
Alamos Gold, Inc. (Canada) (Class A Stock)	889	10,873
Anglo American PLC (South Africa)	8,645	287,546
AngloGold Ashanti Ltd. (Australia), ADR	928	22,448
ArcelorMittal SA (Luxembourg)	13,741	416,301
Aya Gold & Silver, Inc. (Canada)*	239	1,924
B2Gold Corp. (Canada)	2,435	9,594
Barrick Gold Corp. (Canada)	12,641	234,743
BHP Group Ltd. (Australia)	160,099	5,061,358
BlueScope Steel Ltd. (Australia)	149,156	2,018,882
Boliden AB (Sweden)	5,168	203,021
Capricorn Metals Ltd. (Australia)*	742	2,358
Centamin PLC (Egypt)	2,531	3,261
Centerra Gold, Inc. (Canada)	503	3,249
Cia de Minas Buenaventura SAA (Peru), ADR	588	4,810

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Coeur Mining, Inc.*	660	$2,633
DRDGOLD Ltd. (South Africa), ADR	186	1,782
Dundee Precious Metals, Inc. (Canada)	436	3,181
Eldorado Gold Corp. (Turkey)*	432	4,476
Endeavour Mining PLC (Burkina Faso)	541	13,038
Endeavour Silver Corp. (Canada)*	433	1,680
Equinox Gold Corp. (Canada)*	691	3,559
Evolution Mining Ltd. (Australia)	4,134	8,583
First Majestic Silver Corp. (Canada)	601	4,333
Fortescue Metals Group Ltd. (Australia)	47,816	718,750
Fortuna Silver Mines, Inc. (Canada)*	655	2,502
Franco-Nevada Corp. (Canada)	343	50,009
Glencore PLC (Australia)	557,878	3,210,153
Gold Fields Ltd. (South Africa), ADR	1,994	26,560
Gold Road Resources Ltd. (Australia)	2,343	2,658
Harmony Gold Mining Co. Ltd. (South Africa), ADR	1,349	5,531
Hecla Mining Co.	1,393	8,818
IAMGOLD Corp. (Burkina Faso)*	1,083	2,935
JFE Holdings, Inc. (Japan)	9,200	116,770
K92 Mining, Inc. (Canada)*	530	3,012
Kinross Gold Corp. (Canada)	2,841	13,381
New Gold, Inc. (Canada)*	1,562	1,718
Newcrest Mining Ltd. (Australia)	1,591	28,400
Newmont Corp.	1,408	69,020
Nippon Steel Corp. (Japan)	107,200	2,527,936
Norsk Hydro ASA (Norway)	24,559	183,294
Northern Star Resources Ltd. (Australia)	2,498	20,484
OceanaGold Corp. (Australia)	1,605	3,978
Osisko Gold Royalties Ltd. (Canada)	419	6,629
Pan American Silver Corp. (Canada)	477	8,681
Perseus Mining Ltd. (Australia)	3,148	4,997
Pilbara Minerals Ltd. (Australia)	47,164	125,475
Regis Resources Ltd. (Australia)*	1,608	2,229
Rio Tinto Ltd. (Australia)	7,760	623,514
Rio Tinto PLC (Australia)	36,441	2,473,542
Royal Gold, Inc.	151	19,586
Sandstorm Gold Ltd. (Canada)	696	4,044
Silver Lake Resources Ltd. (Australia)*	1,949	1,521
SilverCrest Metals, Inc. (Canada)*	325	2,321
South32 Ltd. (Australia)	99,352	291,174
Southern Copper Corp. (Mexico)(a)	8,700	663,375
SSR Mining, Inc. (Canada)	481	7,273
Steel Dynamics, Inc.	3,100	350,486
Sumitomo Metal Mining Co. Ltd. (Japan)	5,200	198,972
Torex Gold Resources, Inc. (Canada)*	199	3,312
United States Steel Corp.	32,000	835,200
Vale SA (Brazil)	11,444	180,857
voestalpine AG (Austria)	3,100	105,408
Wesdome Gold Mines Ltd. (Canada)*	325	1,861
West African Resources Ltd. (Australia)*	2,303	1,474
Wheaton Precious Metals Corp. (Brazil)	782	37,661
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Yamana Gold, Inc. (Canada)	2,194	$12,835
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)*	5,287	8,018
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	12,552	20,941
		21,352,163
Multi-Utilities — 0.3%
Ameren Corp.	3,100	267,809
CenterPoint Energy, Inc.	5,581	164,416
Consolidated Edison, Inc.	3,200	306,144
DTE Energy Co.	8,700	952,998
E.ON SE (Germany)	285,091	3,556,431
Engie SA (France)	141,620	2,241,094
NiSource, Inc.	11,527	322,295
		7,811,187
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	825	103,612
Hudson Pacific Properties, Inc.(a)	99,000	658,350
Japan Real Estate Investment Corp. (Japan)	190	757,196
		1,519,158
Oil, Gas & Consumable Fuels — 1.3%
BP PLC (United Kingdom)	523,413	3,308,245
Canadian Natural Resources Ltd. (Canada)	2,086	115,436
Cenovus Energy, Inc. (Canada)	19,832	346,014
Cheniere Energy, Inc.	5,877	926,215
Chevron Corp.	13,612	2,220,934
China Petroleum & Chemical Corp. (China) (Class H Stock)	996,000	587,759
ConocoPhillips	20,090	1,993,129
Eni SpA (Italy)	104,938	1,463,504
Equinor ASA (Norway)	77,648	2,207,410
Exxon Mobil Corp.	42,880	4,702,221
Hess Corp.	1,124	148,750
Inpex Corp. (Japan)	115,500	1,222,282
LUKOIL PJSC (Russia)^	7,425	—
Marathon Petroleum Corp.	8,200	1,105,606
ONEOK, Inc.	6,700	425,718
PDC Energy, Inc.	1,948	125,023
Petroleo Brasileiro SA (Brazil), ADR	29,000	302,470
Pioneer Natural Resources Co.	4,326	883,542
Repsol SA (Spain)	28,662	440,761
Shell PLC (Netherlands)	163,336	4,654,848
Southwestern Energy Co.*	139,700	698,500
Suncor Energy, Inc. (Canada)	14,443	448,412
TotalEnergies SE (France)(a)	55,186	3,253,972
TotalEnergies SE (France), ADR	1,219	71,982
Valero Energy Corp.	6,843	955,283
Williams Cos., Inc. (The)	9,532	284,625
		32,892,641
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	28,200	111,654

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Paper & Forest Products (cont’d.)
Stora Enso OYJ (Finland) (Class R Stock)	15,624	$203,266
		314,920
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	11,100	465,756
Delta Air Lines, Inc.*	5,400	188,568
Deutsche Lufthansa AG (Germany)*	177,243	1,971,386
JetBlue Airways Corp.*	13,600	99,008
Qantas Airways Ltd. (Australia)*	27,460	122,566
Singapore Airlines Ltd. (Singapore)	26,100	112,582
United Airlines Holdings, Inc.*	10,500	464,625
		3,424,491
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	2,736	288,774
Estee Lauder Cos., Inc. (The) (Class A Stock)	587	144,672
Kao Corp. (Japan)	3,200	124,561
L’Oreal SA (France)	10,463	4,675,315
Unilever PLC (United Kingdom)	72,545	3,759,212
		8,992,534
Pharmaceuticals — 2.2%
Astellas Pharma, Inc. (Japan)	35,500	504,360
AstraZeneca PLC (United Kingdom)	30,414	4,213,992
AstraZeneca PLC (United Kingdom), ADR	7,645	530,639
Bayer AG (Germany)	58,094	3,711,138
Bristol-Myers Squibb Co.	33,142	2,297,072
Chugai Pharmaceutical Co. Ltd. (Japan)	19,600	483,976
Eli Lilly & Co.	7,408	2,544,055
GSK PLC	186,245	3,290,824
Ipsen SA (France)	18,908	2,081,998
Johnson & Johnson	24,800	3,844,000
Kyowa Kirin Co. Ltd. (Japan)	10,800	235,781
Merck & Co., Inc.	29,989	3,190,530
Novartis AG (Switzerland)	58,323	5,355,132
Novo Nordisk A/S (Denmark), ADR	621	98,826
Novo Nordisk A/S (Denmark) (Class B Stock)	53,229	8,453,903
Ono Pharmaceutical Co. Ltd. (Japan)	34,700	723,085
Otsuka Holdings Co. Ltd. (Japan)	7,300	231,772
Pfizer, Inc.	58,700	2,394,960
Roche Holding AG	22,208	6,345,772
Sanofi	50,575	5,486,312
Santen Pharmaceutical Co. Ltd. (Japan)	52,000	444,302
Shionogi & Co. Ltd. (Japan)	12,000	541,266
Takeda Pharmaceutical Co. Ltd. (Japan)	8,300	272,602
		57,276,297
Professional Services — 0.3%
Automatic Data Processing, Inc.	6,300	1,402,569
BayCurrent Consulting, Inc. (Japan)	3,400	141,162
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Bureau Veritas SA (France)	4,120	$118,378
Computershare Ltd.	90,946	1,321,009
Concentrix Corp.	800	97,240
CoStar Group, Inc.*	755	51,982
Dun & Bradstreet Holdings, Inc.	23,000	270,020
Experian PLC	7,925	260,952
Leidos Holdings, Inc.	8,349	768,609
Randstad NV (Netherlands)(a)	28,734	1,705,786
Wolters Kluwer NV (Netherlands)	10,460	1,320,434
		7,458,141
Real Estate Management & Development — 0.2%
Capitaland India Trust (Singapore), UTS	172,800	141,811
CBRE Group, Inc. (Class A Stock)*	1,388	101,060
CK Asset Holdings Ltd. (Hong Kong)	133,500	809,367
Daito Trust Construction Co. Ltd. (Japan)	13,100	1,305,151
Daiwa House Industry Co. Ltd. (Japan)	11,000	259,174
LEG Immobilien SE (Germany)	4,656	255,875
Mitsui Fudosan Co. Ltd. (Japan)	76,200	1,431,375
NEPI Rockcastle NV (Romania)	25,775	149,175
New World Development Co. Ltd. (Hong Kong)	37,000	99,182
Nomura Real Estate Holdings, Inc. (Japan)	35,400	783,884
Sino Land Co. Ltd. (Hong Kong)	84,000	113,595
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	30,000	172,721
Zillow Group, Inc. (Class A Stock)*	2,800	122,360
Zillow Group, Inc. (Class C Stock)*	12,400	551,428
		6,296,158
Residential REITs — 1.4%
American Homes 4 Rent (Class A Stock)	11,952	375,890
AvalonBay Communities, Inc.	250	42,015
Camden Property Trust	39,727	4,164,979
Equity LifeStyle Properties, Inc.	20,008	1,343,137
Equity Residential	163,885	9,833,100
Independence Realty Trust, Inc.(a)	131,684	2,110,894
Invitation Homes, Inc.(a)	42,191	1,317,625
Mid-America Apartment Communities, Inc.	4,673	705,810
Sun Communities, Inc.	40,417	5,693,947
UDR, Inc.(a)	125,696	5,161,078
Veris Residential, Inc.*	270,541	3,960,720
		34,709,195
Retail REITs — 1.0%
Agree Realty Corp.(a)	38,062	2,611,434
Brixmor Property Group, Inc.	139,008	2,991,452
Kimco Realty Corp.	14,736	287,794
Kite Realty Group Trust(a)	95,208	1,991,751
Klepierre SA (France)(a)	36,213	821,028
NETSTREIT Corp.(a)	99,520	1,819,226
Realty Income Corp.(a)	94,205	5,965,061

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Regency Centers Corp.	38,154	$2,334,262
Scentre Group (Australia)	58,040	107,437
Simon Property Group, Inc.	33,033	3,698,705
Spirit Realty Capital, Inc.	95,441	3,802,369
Unibail-Rodamco-Westfield (France)*	2,268	122,032
Vicinity Ltd. (Australia)	77,620	101,515
		26,654,066
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	3,802	372,634
Allegro MicroSystems, Inc. (Japan)*	2,200	105,578
Analog Devices, Inc.	4,500	887,490
Applied Materials, Inc.	585	71,855
ASML Holding NV (Netherlands) (SGMX)	12,770	8,702,093
ASML Holding NV (Netherlands) (XNGS)	409	278,410
Broadcom, Inc.	3,940	2,527,668
Cirrus Logic, Inc.*	900	98,442
Enphase Energy, Inc.*	1,775	373,247
First Solar, Inc.*	4,700	1,022,250
GLOBALFOUNDRIES, Inc.*(a)	4,800	346,464
Infineon Technologies AG (Germany)	70,959	2,913,946
Intel Corp.	6,000	196,020
KLA Corp.	400	159,668
Lam Research Corp.	3,497	1,853,830
Lasertec Corp. (Japan)	6,359	1,129,864
Lattice Semiconductor Corp.*	12,458	1,189,739
Microchip Technology, Inc.	6,300	527,814
Novatek Microelectronics Corp. (Taiwan)	17,000	241,579
NVIDIA Corp.	25,860	7,183,132
NXP Semiconductors NV (China)	5,446	1,015,543
ON Semiconductor Corp.*	5,341	439,671
QUALCOMM, Inc.	14,600	1,862,668
Rohm Co. Ltd. (Japan)	2,900	241,705
Skyworks Solutions, Inc.	800	94,384
STMicroelectronics NV (Singapore)	41,821	2,228,377
SUMCO Corp. (Japan)	122,100	1,836,865
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	45,138	4,198,737
Teradyne, Inc.(a)	925	99,447
Texas Instruments, Inc.	3,100	576,631
Tokyo Electron Ltd. (Japan)	8,400	1,026,195
		43,801,946
Software — 1.6%
Adobe, Inc.*	5,836	2,249,019
Cadence Design Systems, Inc.*	3,500	735,315
Ceridian HCM Holding, Inc.*	1,300	95,186
Check Point Software Technologies Ltd. (Israel)*	12,621	1,640,730
Constellation Software, Inc. (Canada)	321	603,501
Dassault Systemes SE (France)	33,644	1,387,850
Gen Digital, Inc.	16,600	284,856
Intuit, Inc.	817	364,243
Microsoft Corp.	70,208	20,240,967
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Oracle Corp. (XNGS)	6,266	$582,237
Oracle Corp. (Japan) (TSE)	6,600	476,658
Palo Alto Networks, Inc.*	6,845	1,367,220
Paylocity Holding Corp.*	4,400	874,632
Roper Technologies, Inc.	2,100	925,449
Salesforce, Inc.*	12,100	2,417,338
SAP SE (Germany)	2,605	328,935
ServiceNow, Inc.*	3,500	1,626,520
Synopsys, Inc.*	4,000	1,545,000
Teradata Corp.*	7,300	294,044
WiseTech Global Ltd. (Australia)	35,167	1,549,235
Xero Ltd. (New Zealand)*	2,511	152,296
Zoom Video Communications, Inc. (Class A Stock)*	5,700	420,888
		40,162,119
Specialized REITs — 1.9%
American Tower Corp.	3,200	653,888
Digital Realty Trust, Inc.	91,780	9,022,892
Equinix, Inc.	18,137	13,077,502
Extra Space Storage, Inc.	10,875	1,771,864
Gaming & Leisure Properties, Inc.	2,703	140,718
Iron Mountain, Inc.	5,600	296,296
Life Storage, Inc.	64,231	8,420,042
National Storage Affiliates Trust	15,288	638,733
Public Storage	20,544	6,207,164
SBA Communications Corp.	13,965	3,645,842
VICI Properties, Inc.	95,411	3,112,307
Weyerhaeuser Co.	18,800	566,444
		47,553,692
Specialty Retail — 0.5%
AutoNation, Inc.*	2,500	335,900
Home Depot, Inc. (The)	7,300	2,154,376
Industria de Diseno Textil SA (Spain)	85,249	2,863,959
JD Sports Fashion PLC (United Kingdom)	1,026,327	2,260,202
Lowe’s Cos., Inc.	11,745	2,348,648
O’Reilly Automotive, Inc.*	100	84,898
Ross Stores, Inc.	2,200	233,486
TJX Cos., Inc. (The)	11,648	912,737
Tractor Supply Co.	424	99,657
Ulta Beauty, Inc.*	1,982	1,081,518
ZOZO, Inc. (Japan)	45,700	1,045,247
		13,420,628
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	139,521	23,007,013
Canon, Inc. (Japan)	96,000	2,137,907
FUJIFILM Holdings Corp. (Japan)	22,700	1,152,320
Hewlett Packard Enterprise Co.	62,200	990,846
Samsung Electronics Co. Ltd. (South Korea)	15,748	778,754
		28,066,840
Textiles, Apparel & Luxury Goods — 1.2%
Brunello Cucinelli SpA (Italy)	11,608	1,151,708

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Burberry Group PLC (United Kingdom)	20,353	$651,700
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	31,314	5,021,393
Deckers Outdoor Corp.*	2,406	1,081,617
Hermes International (France)	3,554	7,197,764
Lululemon Athletica, Inc.*	2,082	758,243
LVMH Moet Hennessy Louis Vuitton SE (France)	11,157	10,241,106
NIKE, Inc. (Class B Stock)	8,923	1,094,317
On Holding AG (Switzerland) (Class A Stock)*(a)	26,090	809,573
PVH Corp.	2,300	205,068
Swatch Group AG (The) (Switzerland)	3,856	1,327,971
		29,540,460
Tobacco — 0.3%
Altria Group, Inc.	13,200	588,984
British American Tobacco PLC (United Kingdom)	112,345	3,938,189
Imperial Brands PLC (United Kingdom)	42,711	982,169
Japan Tobacco, Inc. (Japan)	127,200	2,686,915
Philip Morris International, Inc.	7,500	729,375
		8,925,632
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	40,185	2,467,557
Howden Joinery Group PLC (United Kingdom)	45,672	394,356
IMCD NV (Netherlands)	1,512	247,236
ITOCHU Corp. (Japan)	21,800	709,949
Marubeni Corp. (Japan)	171,100	2,326,912
Mitsubishi Corp. (Japan)	68,800	2,472,428
Mitsui & Co. Ltd. (Japan)	86,500	2,696,192
MonotaRO Co. Ltd. (Japan)	7,800	98,246
Rexel SA (France)*	6,149	146,191
Sumitomo Corp. (Japan)	8,200	145,266
Toromont Industries Ltd. (Canada)	5,652	463,911
Toyota Tsusho Corp. (Japan)	3,900	166,285
United Rentals, Inc.	200	79,152
W.W. Grainger, Inc.	700	482,167
WESCO International, Inc.	4,500	695,430
		13,591,278
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	875	141,495
Water Utilities — 0.0%
American Water Works Co., Inc.	5,500	805,695
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	52,700	1,625,151
SoftBank Group Corp. (Japan)	7,700	302,714
T-Mobile US, Inc.*	11,099	1,607,579
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	226,137	$249,451
		3,784,895

Total Common Stocks (cost $923,745,958)		929,331,100
Exchange-Traded Funds — 4.8%
Energy Select Sector SPDR Fund	196,000	16,234,680
Invesco Preferred ETF(a)	473,000	5,430,040
iShares 0-5 Year High Yield Corporate Bond ETF	10,000	416,800
iShares Core MSCI EAFE ETF(a)	87,400	5,842,690
iShares Core S&P 500 ETF	76,450	31,427,066
iShares Gold Trust*(a)	77,000	2,877,490
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	5,000	548,050
iShares iBoxx High Yield Corporate Bond ETF(a)	59,000	4,457,450
iShares JP Morgan USD Emerging Markets Bond ETF(a)	111,000	9,577,080
iShares Latin America 40 ETF	92,000	2,196,040
iShares MBS ETF(a)	11,670	1,105,499
iShares MSCI EAFE ETF(a)	78,211	5,593,651
iShares Preferred & Income Securities ETF	10,000	312,200
Vanguard Short-Term Corporate Bond ETF(a)	151,000	11,510,730
Vanguard Total Bond Market ETF	236,100	17,431,263
Vanguard Value ETF	59,200	8,176,112

Total Exchange-Traded Funds (cost $117,597,202)		123,136,841
Preferred Stocks — 0.2%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	14,967	1,921,003
Porsche Automobil Holding SE (Germany) (PRFC)	2,695	154,712
Volkswagen AG (Germany) (PRFC)	3,321	453,225
		2,528,940
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	1,733	139,252
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)	2,630	1,108,430
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	93,670	467,569

Total Preferred Stocks (cost $3,981,778)		4,244,191

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 2.9%
Automobiles — 0.0%
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		61	$60,041
Ford Credit Auto Owner Trust,
Series 2023-01, Class C, 144A
5.580%	08/15/35		100	100,165
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A
1.420%	07/14/28		100	89,364
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26		34	33,513
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		120	119,652
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		100	89,591
				492,326
Collateralized Loan Obligations — 2.8%
AGL CLO Ltd. (Cayman Islands),
Series 2020-06A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
11.308%(c)	07/20/34		210	193,820
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		2,000	1,951,871
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		1,250	1,225,079
Series 2021-04A, Class E, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
11.308%(c)	10/20/34		300	247,717
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34		4,900	4,797,148
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	2,000	2,085,954
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
5.998%(c)	07/20/34		2,750	2,680,938
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.583%(c)	08/26/32	EUR	2,000	2,110,710
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34		3,500	3,409,856
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class SUB, 144A
0.000%(cc)	04/20/34	650	$484,713
Hayfin US Ltd. (Cayman Islands),
Series 2021-14A, Class E, 144A, 3 Month LIBOR + 7.180% (Cap N/A, Floor 7.180%)
11.988%(c)	07/20/34	490	434,191
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
5.848%(c)	04/25/31	2,494	2,455,542
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34	1,750	1,707,281
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34	3,750	3,651,054
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34	4,750	4,631,094
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
6.032%(c)	10/17/34	4,550	4,407,494
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.038%(c)	10/20/34	500	488,309
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
6.045%(c)	10/23/34	1,000	966,275
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
6.042%(c)	10/15/34	1,000	977,768
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.012%(c)	07/15/34	2,750	2,685,010
Ocean Trails CLO Ltd. (Jersey),
Series 2023-14A, Class D, 144A, 3 Month SOFR + 5.820% (Cap N/A, Floor 5.820%)
10.600%(c)	01/20/35	110	107,925
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30	240	237,733
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.972%(c)	10/15/34	2,000	1,946,451
Series 2021-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.992%(c)	07/15/34	2,500	2,437,997
A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.988%(c)	10/20/34		2,000	$1,948,028
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	01/20/32		2,500	2,462,712
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.138%(c)	01/17/32	EUR	2,000	2,113,535
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.982%(c)	10/29/34		1,250	1,221,664
Series 2019-01A, Class ASNR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
6.092%(c)	08/16/34		2,750	2,693,361
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.439%(c)	07/25/34	EUR	1,250	1,306,886
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	07/15/34	EUR	2,500	2,613,749
Vibrant CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.018%(c)	10/20/34		2,750	2,667,544
Voya CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.958%(c)	07/19/34		2,750	2,686,704
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.946%(c)	07/24/32		4,250	4,160,614
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.002%(c)	10/15/34		1,250	1,220,136
				71,416,863
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		107	103,090
Series 2022-X01, Class A, 144A
1.750%	02/15/27		32	30,729
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		48	45,419
Series 2022-A, Class A, 144A
1.710%	02/20/35		169	162,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2021-02A, Class C, 144A
3.090%	04/20/32	100	$81,527
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	19	19,305
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30	100	94,751
Series 2021-01, Class C, 144A
1.610%	09/25/30	100	92,256
Series 2021-01, Class D, 144A
2.040%	09/25/30	100	91,603
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	80	77,711
			798,720
Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A, 144A
2.250%	02/28/51	126	108,466
Home Equity Loans — 0.0%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
5.820%(c)	12/25/34	328	320,978
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	541	211,645
			532,623
Other — 0.0%
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C, 144A
5.320%	06/20/46	215	152,062
Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
6.434%(c)	12/27/38	326	302,224
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69	200	156,473
SMB Private Education Loan Trust,
Series 2021-A, Class D2, 144A
3.860%	01/15/53	279	255,522
			714,219

Total Asset-Backed Securities (cost $77,616,893)			74,215,279
Commercial Mortgage-Backed Securities — 0.1%
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	12	10,468

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-BN32, Class XA
0.779%(cc)	04/15/54		1,076	$46,208
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.834%(c)	09/15/38		250	234,214
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
6.384%(c)	09/15/38		50	46,868
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
7.034%(c)	09/15/38		100	93,658
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class XCP, IO, 144A
0.000%(cc)	09/15/36		6,600	7
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
9.034%(c)	07/15/32		410	371,230
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class A4
2.763%	09/15/52		35	29,955
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.055%(c)	08/07/30	GBP	323	371,200
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.729%(cc)	07/25/31		3,195	154,081
Series K154, Class A2
4.350%	01/25/33		30	30,270
GS Mortgage Securities Corp. Trust,
Series 2018-LUAU, Class G, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
9.134%(c)	11/15/32		110	102,707
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 3.750%)
8.934%(c)	09/15/31		815	185,494
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
6.784%(c)	10/15/36		100	91,429
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.234%(c)	10/15/36		120	110,140
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.508% (Cap N/A, Floor 8.208%)
13.192%(c)	06/15/35		1,000	100
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 7.000% (Cap N/A, Floor 6.750%)
11.684%(c)	12/15/36		210	35,700
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
7.324%(c)	06/15/38		200	174,029
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		20,085	71,045
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.458%(c)	03/15/39		100	$94,987
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.908%(c)	03/15/39		250	236,214
Med Trust,
Series 2021-MDLN, Class E, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
7.835%(c)	11/15/38		110	102,873
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A
2.941%(cc)	02/12/40		225	119,140
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		200	173,728
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
6.632%(c)	10/15/36		411	375,139
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.181%(c)	08/17/31	GBP	376	424,019

Total Commercial Mortgage-Backed Securities (cost $5,918,294)				3,684,903
Convertible Bond — 0.0%
Media
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		410	363,033
(cost $382,040)
Corporate Bonds — 2.8%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		75	72,489
2.196%	02/04/26		60	55,657
3.250%	02/01/35		30	24,469
3.550%	03/01/38		10	7,969
3.625%	02/01/31		145	132,517
5.705%	05/01/40		45	45,398
5.805%	05/01/50		105	105,571
5.930%	05/01/60		35	34,987
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	04/15/27(a)		1,242	1,256,345
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		45	45,725
5.100%	11/15/27		150	155,751
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.950%	03/15/53		15	14,934

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		35	$29,392
5.375%	02/27/53		30	31,585
				2,012,789
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		10	7,872
3.125%	06/15/31	EUR	255	235,543
5.800%	02/14/39		20	19,563
5.950%	02/14/49		50	47,350
6.200%	02/14/59		92	89,364
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47		50	37,163
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	305	294,314
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		10	9,444
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		600	533,735
				1,274,348
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		11	10,809
5.750%	04/20/29		10	9,566
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		156	160,357
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		100	98,267
4.750%	10/20/28		120	115,200
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		51	50,878
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25		48	48,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		350	335,616
4.625%	04/15/29		140	126,618
				955,311
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		85	66,548
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.750%	01/15/43		806	$613,575
6.100%	08/19/32		200	193,222
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27		200	190,755
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		130	125,039
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	130	137,186
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	300	277,853
				1,604,178
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)		354	341,341
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		115	93,791
4.500%	02/15/32		50	40,331
5.625%	06/15/28(a)		75	70,433
				545,896
Banks — 0.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	100	64,986
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	1,000	149,933
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
5.266%(c)	04/17/23(oo)		460	347,206
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	106,281
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		200	177,000
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	100	107,094
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		130	106,265
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		80	69,573
3.970%(ff)	03/05/29		240	227,312
4.271%(ff)	07/23/29		120	115,497
4.827%(ff)	07/22/26		55	54,342
5.015%(ff)	07/22/33		20	19,756

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.482%(ff)	09/21/36		25	$18,939
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
5.250%	12/06/24		55	55,098
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		50	48,457
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	100	103,760
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	09/15/23(oo)		200	182,000
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
9.250%(ff)	11/17/27(oo)		200	203,134
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		200	168,307
Sr. Unsec’d. Notes, EMTN
2.750%(ff)	07/25/28	EUR	100	101,489
China Development Bank (China),
Sr. Unsec’d. Notes
4.300%	08/02/32	CNH	1,000	157,390
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		525	442,720
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)		420	398,716
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		9	7,886
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		25	23,347
4.075%(ff)	04/23/29		450	428,841
8.125%	07/15/39		150	194,011
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		65	60,468
Sub. Notes
4.400%	06/10/25		185	180,317
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	100	106,030
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	200	168,216
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	100	63,013
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.500%(ff)	06/23/26(oo)	GBP	120	134,035
8.125%(ff)	12/23/25(oo)		200	197,596
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
9.016%(ff)	11/15/33		250	296,250
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	355	370,722
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		150	$127,237
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	300	281,669
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	1,000	144,647
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		215	175,611
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		110	91,401
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		20	17,861
1.992%(ff)	01/27/32		340	271,180
2.383%(ff)	07/21/32		160	130,160
2.615%(ff)	04/22/32		15	12,495
2.650%(ff)	10/21/32		65	53,603
3.102%(ff)	02/24/33		110	94,277
3.375%	03/27/25	EUR	150	161,403
4.482%(ff)	08/23/28		55	53,808
Sub. Notes
5.150%	05/22/45		60	56,996
6.750%	10/01/37		120	130,128
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(a)(oo)		200	183,250
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	100	89,081
3.000%(ff)	07/22/28	GBP	300	331,061
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		285	266,229
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	100	112,556
2.069%(ff)	06/01/29		300	259,804
3.702%(ff)	05/06/30		114	106,064
4.851%(ff)	07/25/28		55	54,911
4.912%(ff)	07/25/33		65	64,628
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	200	205,642
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	225	174,036
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		35	32,385
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	100	99,388
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		60	58,891
4.656%(ff)	03/02/29	EUR	100	110,190
6.342%(ff)	10/18/33		30	32,798

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		245	$210,924
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		135	114,422
3.622%(ff)	04/01/31		45	41,197
Sub. Notes
2.484%(ff)	09/16/36		30	22,688
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	100	114,025
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	335	325,597
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26		200	202,309
Societe Generale SA (France),
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	300	286,059
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		50	50,274
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		300	234,050
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		365	330,171
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	150	153,687
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		115	99,797
5.013%(ff)	04/04/51		80	75,279
				11,899,856
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		170	168,852
4.900%	02/01/46		55	53,349
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		20	18,415
5.550%	01/23/49		25	26,995
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.300%	10/24/27		200	207,615
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		25	24,526
				499,752
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		25	$23,966
4.200%	02/22/52		5	4,246
4.875%	03/01/53		30	28,106
5.150%	03/02/28		90	91,910
5.250%	03/02/30		80	81,738
5.250%	03/02/33		85	87,298
5.600%	03/02/43		10	10,311
5.650%	03/02/53		15	15,611
5.750%	03/02/63		5	5,187
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		10	7,369
				355,742
Building Materials — 0.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
4.250%	02/01/32		10	8,646
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		225	208,528
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		30	24,610
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		75	62,250
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		225	195,357
				499,391
Chemicals — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		5	3,321
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	03/27/28		10	9,989
5.800%	03/27/53		30	30,870
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31(a)		161	136,544
				180,724
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		250	240,108
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes
2.000%	01/15/30	EUR	100	90,113

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		70	$49,249
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	100	102,099
4.250%	09/25/30	GBP	100	113,090
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	EUR	880	779,707
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		50	35,111
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		70	65,777
2.700%	03/01/29		45	40,945
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31		30	26,468
4.875%	01/15/28(a)		226	216,110
5.250%	01/15/30		110	105,812
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		50	43,194
				1,907,783
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		10	10,328
5.100%	03/22/43		25	25,794
				36,122
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		385	338,442
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.150%	02/15/24		150	147,470
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	360	358,216
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	264	254,330
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
6.548%(cc)	12/21/65		630	400,496
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.750%	09/21/28		30	28,842
4.600%	03/15/33		70	69,428
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		250	$233,769
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		540	518,852
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	171	174,160
2.000%	04/16/31		286	244,054
Gtd. Notes, 144A
1.850%	05/03/32	EUR	197	185,791
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	328	301,211
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24		70	69,313
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	100	87,695
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	100	98,694
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	143,840
				3,316,161
Electric — 0.2%
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		15	16,779
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		5	4,554
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	175,255
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		15	12,739
4.500%	02/15/28		15	13,910
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31		20	16,945
5.125%	03/15/28		1,400	1,282,170
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		150	125,103
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		15	10,799
6.150%	11/15/52		25	28,162
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		25	20,991

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		275	$266,878
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		10	5,852
4.200%	09/01/52		45	39,452
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		25	24,328
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		25	24,510
4.500%	08/15/32		35	33,823
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33		5	5,147
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	200	209,516
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	100	83,186
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		200	188,812
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		40	35,769
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		15	15,932
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	200	194,558
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		250	266,062
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		10	10,054
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes
5.125%	04/23/34		100	102,240
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	140	148,880
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		20	17,787
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		60	48,771
5.783%	09/16/52		25	25,912
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		175	175,233
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 144A
3.625%	02/15/31		64	$51,880
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		75	71,476
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		35	34,715
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	145	143,670
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.016%(s)	04/11/31	CAD	250	135,864
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		50	35,402
4.950%	07/01/50		20	16,470
6.150%	01/15/33		35	35,921
6.700%	04/01/53		10	10,297
6.750%	01/15/53		10	10,342
Sr. Sec’d. Notes
3.250%	06/01/31		25	21,243
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	100	80,544
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30(a)		550	509,643
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		25	20,705
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		35	33,902
3.700%	04/01/29		20	18,584
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		20	21,073
5.950%	11/01/32		10	10,831
First Mortgage, Series A
4.200%	03/01/29		25	24,227
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		35	31,511
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		150	132,510
8.000%(ff)	10/15/26(oo)		725	679,014
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		245	231,545
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		100	96,595
				6,088,073

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28		475	$488,134
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.125%	11/02/34	EUR	100	109,731
Engineering & Construction — 0.0%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	255	221,661
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	600	497,465
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	150	137,401
				856,527
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		75	76,298
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		100	87,722
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		400	402,877
Warnermedia Holdings, Inc.,
Gtd. Notes
6.412%	03/15/26		60	60,291
Gtd. Notes, 144A
3.638%	03/15/25		65	62,890
3.755%	03/15/27		50	47,104
4.054%	03/15/29		20	18,599
4.279%	03/15/32		45	40,152
5.050%	03/15/42		85	71,073
5.141%	03/15/52		225	182,538
5.391%	03/15/62		190	153,568
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		5	4,538
				1,207,650
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		95	82,658
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	993	1,000,946
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	500	435,870
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		10	$10,148
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28		37	35,770
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		10	9,688
5.200%	07/15/45		50	48,500
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		25	22,887
4.375%	01/31/32		100	90,932
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	300	279,410
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	100	99,723
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		150	132,006
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	190,350
				2,438,888
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		45	42,251
5.875%	08/20/26		200	191,040
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		75	66,460
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	82,557
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		25	28,785
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		20	17,088
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	200	170,343
				598,524
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		75	72,823

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	100	$94,871
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		25	20,884
GE HealthCare Technologies, Inc.,
Gtd. Notes, 144A
5.550%	11/15/24		100	100,604
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		75	65,074
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	65,069
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	145	155,863
4.950%	11/21/32		15	15,563
				590,751
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		50	40,157
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	46,511
3.910%	10/01/50		75	57,937
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		400	315,184
4.625%	06/01/30		20	17,066
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	111,866
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48		70	61,361
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		40	35,634
5.375%	02/01/25		10	10,003
5.875%	02/01/29		15	15,321
7.500%	11/15/95		130	141,792
7.690%	06/15/25		10	10,367
Gtd. Notes, 144A
3.625%	03/15/32		90	79,157
4.625%	03/15/52		25	20,771
Humana, Inc.,
Sr. Unsec’d. Notes
5.875%	03/01/33		45	48,420
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	1,145	1,054,858
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)		325	$262,703
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		25	22,589
5.125%	11/01/27		95	91,609
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		75	54,410
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		20	17,056
4.000%	05/15/29		40	39,140
4.750%	05/15/52		10	9,745
5.200%	04/15/63		15	15,202
5.250%	02/15/28		35	36,466
5.875%	02/15/53		5	5,620
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		60	53,882
				2,674,827
Home Builders — 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/01/30		175	144,050
6.625%	01/15/28		4	3,632
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		4	3,721
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		400	353,668
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		5	5,002
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		20	18,525
				528,598
Insurance — 0.1%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		20	20,210
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	305	320,243
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	100	108,213
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		35	33,663

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		225	$189,135
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		15	11,395
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (Bermuda),
Sr. Sec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	10/15/25		530	485,613
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		45	38,771
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	205	227,439
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		45	37,505
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		120	85,975
				1,558,162
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60		120	78,767
3.950%	04/13/52		10	8,874
4.050%	08/22/47		20	18,182
4.100%	04/13/62		400	351,995
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.500%	11/15/31	EUR	135	151,842
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		200	181,500
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50		200	130,100
				921,260
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		300	245,250
10.500%	06/01/30(a)		240	230,400
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		25	25,156
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27		200	177,750
5.500%	08/31/26		70	65,489
				744,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	10	$8,430
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	30	28,451
3.200%	08/08/24	110	106,353
3.500%	08/18/26	30	27,962
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27	200	172,000
5.625%	08/08/25	400	388,000
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24(a)	200	192,560
			923,756
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	25	25,830
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	240	196,067
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	25	20,488
4.250%	01/15/34	30	23,237
4.750%	02/01/32	10	8,416
5.000%	02/01/28	10	9,224
5.125%	05/01/27	21	19,835
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	200	131,750
4.800%	03/01/50	10	7,607
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	15	15,332
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	200	143,224
6.500%	02/01/29(a)	725	610,238
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30	200	101,149
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	100	83,419
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	10	5,277
5.875%	11/15/24	25	22,305
7.750%	07/01/26	500	330,001
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	125	120,194

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38		130	$135,001
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		525	515,526
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	291	311,893
				2,810,183
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
1.625%	03/11/26	EUR	200	202,842
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		20	18,977
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		90	85,791
				307,610
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		20	19,275
4.700%	08/23/52		20	19,239
				38,514
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
5.000%	10/06/26	IDR	3,449,000	220,429
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	145	155,507
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	115	96,823
3.000%	10/14/33	EUR	125	134,807
				607,566
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		130	118,331
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		205	172,651
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42		110	92,529
6.000%	01/15/37		40	37,145
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		60	$56,200
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		15	10,406
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	205	193,115
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		10	8,234
3.750%	02/15/52		10	7,267
5.250%	06/15/37		105	98,809
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		125	123,618
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31		150	143,952
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30		14	13,371
5.000%	06/15/45		78	69,391
5.250%	10/15/27		32	32,012
5.850%	12/15/25		95	96,526
5.875%	06/15/28		40	40,621
7.875%	09/30/31		20	22,970
7.950%	04/15/32		10	11,651
8.250%	08/01/23		150	150,491
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		220	210,485
8.875%	01/13/33		110	110,962
EQT Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/30		20	21,001
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		30	27,756
3.625%	05/15/31		50	43,358
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		30	29,054
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	09/06/23(d)	CHF	300	327,887
4.250%	04/06/24	GBP	100	89,436
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		50	48,771
7.300%	08/15/31		25	27,829
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		525	532,875

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Northern Oil & Gas Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/01/28		50	$49,517
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.136%(s)	10/10/36		708	361,269
4.200%	03/15/48		240	186,006
4.400%	04/15/46		250	198,994
4.400%	08/15/49		100	78,182
6.125%	01/01/31(a)		670	695,323
6.450%	09/15/36		100	105,193
6.600%	03/15/46		240	252,456
6.625%	09/01/30		40	42,108
6.950%	07/01/24		32	32,445
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	295	315,193
6.850%	06/05/2115		190	165,091
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45		150	95,100
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	550	495,559
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		510	504,290
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		185	153,954
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		20	15,215
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	205	183,456
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25(a)		170	147,483
				6,927,207
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		210	164,720
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		35	31,236
4.250%	11/21/49		60	52,934
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		15	14,215
6.450%	09/15/37		35	40,899
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		61	27,686
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	10	$3,752
5.000%	02/15/29	35	12,981
5.250%	01/30/30	530	196,431
6.250%	02/15/29	2,270	839,900
7.250%	05/30/29	20	7,542
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	10	8,520
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	120	120,717
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26	135	136,163
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	10	7,080
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	290	262,714
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	697	626,864
4.100%	10/01/46	717	472,906
7.125%	01/31/25	280	283,675
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	160	127,106
			3,273,321
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	375	353,177
7.875%	05/15/26	25	25,537
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	49,626
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	8,615
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	40	33,068
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	20	18,937
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	10,352
6.750%	09/15/37	170	184,765
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	200	170,750

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Gtd. Notes
5.969%	03/08/26	100	$100,269
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(a)(oo)	280	208,316
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	50	44,136
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	670	561,815
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	300	264,715
Sr. Unsec’d. Notes
5.400%	10/01/47	225	200,333
6.000%	06/15/48	10	9,535
6.100%	02/15/42	40	38,814
6.250%	04/15/49	20	19,806
6.500%	02/01/42	60	62,297
6.850%	02/15/40	30	30,729
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	50	45,766
3.300%	02/15/53	10	7,252
4.250%	02/15/48	10	8,524
5.100%	02/15/45	30	28,605
6.125%	10/15/39	60	65,284
Kinder Morgan Energy Partners LP,
Gtd. Notes, MTN
6.950%	01/15/38	10	11,192
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27	45	43,637
5.200%	03/01/47	80	71,727
5.500%	02/15/49	50	46,544
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	145	112,624
6.100%	11/15/32	30	31,069
6.350%	01/15/31	25	26,116
Plains All American Pipeline LP,
Jr. Sub. Notes, Series B, 3 Month LIBOR + 4.110%
8.974%(c)	05/01/23(oo)	70	62,195
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.700%	05/15/36	50	50,208
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	695	583,636
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53	35	35,831
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	10	8,745
4.875%	02/01/31	40	37,707
5.500%	03/01/30	20	19,514
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		20	$21,423
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.300%	02/01/30		75	68,217
4.500%	03/01/28		110	104,055
5.500%	02/01/50		555	471,403
6.150%	04/01/33		10	10,137
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		25	22,673
5.100%	09/15/45		10	9,180
5.750%	06/24/44		20	19,557
6.300%	04/15/40		80	84,198
8.750%	03/15/32		170	204,008
				4,706,619
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	255	182,627
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	305	301,031
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		550	501,161
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		400	315,185
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	305	260,511
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	281,179
				1,841,694
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		335	333,271
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		10	7,793
4.125%	05/15/29		145	132,269
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	305	270,410
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		5	3,579
9.750%	06/15/25		329	318,294
Sr. Unsec’d. Notes
4.750%	05/01/24		5	4,526

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.750%	02/15/28		116	$78,285
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		165	143,617
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	200	145,865
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		125	118,131
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26		5	4,684
4.500%	01/15/28		145	134,761
				1,695,485
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	17,851
3.875%	01/15/28		70	65,100
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,155	1,154,544
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		40	36,515
3.300%	04/15/40		15	12,485
4.950%	09/15/52		15	14,993
				1,301,488
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		15	13,785
Gtd. Notes, 144A
2.600%	02/15/33		225	176,474
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		35	28,759
Intel Corp.,
Sr. Unsec’d. Notes
4.875%	02/10/26		60	60,781
5.625%	02/10/43		15	15,366
5.700%	02/10/53		55	56,033
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
4.333%	06/01/23		174	173,589
				524,787
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		25	18,751
Oracle Corp.,
Sr. Unsec’d. Notes
4.500%	05/06/28		40	39,529
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
6.150%	11/09/29		10	$10,653
6.250%	11/09/32		35	37,568
				106,501
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29		400	305,980
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32		80	65,333
2.550%	12/01/33		50	40,221
3.500%	06/01/41		25	19,734
3.550%	09/15/55		140	100,567
5.539%	02/20/26		75	75,193
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	36,524
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29		10	8,332
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	118,406
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	200	205,367
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		24	29,209
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		385	399,839
7.875%	09/15/23		34	34,277
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		4	3,728
2.625%	02/15/29		40	35,279
2.875%	02/15/31		40	34,497
3.000%	02/15/41		45	33,319
3.875%	04/15/30		165	154,752
4.950%	03/15/28		35	35,332
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	340	299,503
Sr. Sec’d. Notes, 144A
4.750%	07/15/31		200	171,444
				2,206,836
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.100%	12/02/51		5	3,547
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	170	176,431

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	$118,580
XPO, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		4	3,959
				302,517
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		25	22,259
3.250%	06/01/51		25	18,331
4.200%	09/01/48		25	21,386
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	100	94,446
				156,422

Total Corporate Bonds (cost $85,426,593)				72,271,052
Floating Rate and Other Loans — 0.1%
Building Materials — 0.0%
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%
8.373%(c)	02/26/29		169	151,389
Commercial Services — 0.0%
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 3 Month LIBOR + 2.750%
7.517%(c)	09/23/26		55	54,830
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
8.515%(c)	03/01/29		397	372,849
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
8.598%(c)	02/01/28		193	189,867
				562,716
Diversified Financial Services — 0.0%
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
7.590%(c)	01/26/28		29	28,294
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%
8.575%(c)	11/16/25		64	60,588
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	03/05/26		29	28,068
				88,656
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Insurance — 0.0%
Asurion LLC,
New B11 Term Loan, 1 Month SOFR + 4.250%
9.057%(c)	08/21/28	67	$62,219
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
8.341%(c)	08/17/28	29	28,714
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 1 Month SOFR + 1.750%
6.557%(c)	04/30/25	150	149,811
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.184%(c)	04/15/27	246	216,224
Diamond Sports Group LLC,
Second Lien Term loan
8.025%	08/24/26	323	20,129
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%
8.090%(c)	03/15/26	121	119,910
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
7.184%(c)	01/31/28	50	49,152
			555,226
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
6.590%(c)	11/19/26	93	91,529

Total Floating Rate and Other Loans (cost $1,737,551)			1,623,573
Municipal Bonds — 0.0%
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%	04/01/44	70	50,877
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	50	52,361

Total Municipal Bonds (cost $124,626)			103,238
Residential Mortgage-Backed Securities — 0.1%
Banc of America Funding Trust,
Series 2006-I, Class 4A1
3.928%(cc)	10/20/46	26	20,609
Series 2015-R02, Class 9A2, 144A
4.734%(cc)	03/27/36	1,166	973,925
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
6.558%(c)	09/12/26^	54	54,195

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2019-R05, Class 1B1, 144A, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
8.945%(c)	07/25/39	99	$99,953
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/41	110	101,978
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.810%(c)	03/25/42	20	20,307
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
8.560%(c)	11/25/50	205	204,295
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	12/25/50	250	238,087
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
7.610%(c)	01/25/34	250	229,570
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	08/25/33	30	26,409
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.710%(c)	12/25/33	30	26,559
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	09/25/41	70	63,003
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.460%(c)	04/25/42	60	59,551
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	223	203,568
Government National Mortgage Assoc.,
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
5.246%(c)	08/20/61	2	1,901
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
5.850%(c)	07/25/35	360	334,044
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
2.305%(c)	09/25/36	225	28,946
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
0.705%(c)	02/25/36	1,429	177,496
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		2	$1,627

Total Residential Mortgage-Backed Securities (cost $3,047,840)				2,866,023
Sovereign Bonds — 2.7%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	176,419
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		544	156,544
1.000%	07/09/29		46	12,611
3.875%(cc)	01/09/38		308	95,291
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	971	567,023
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	178	113,688
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	374	161,100
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	516	317,237
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	55	59,403
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	50	65,282
Bonos de la Tesoreria de la Republica en pesos (Chile),
Unsec’d. Notes, 144A
2.800%	10/01/33	CLP	20,000	20,555
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		682	670,684
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/27	BRL	59,655	11,052,343
10.000%	01/01/31	BRL	3,000	517,942
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	200	212,603
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	65	68,906
Bundesobligation (Germany),
Bonds, Series 186
1.300%	10/15/27	EUR	976	1,010,789
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	80	72,036
1.700%	08/15/32	EUR	663	684,699
2.500%	07/04/44	EUR	45	49,631
3.250%	07/04/42	EUR	25	30,437
Bonds, Series G
0.000%	08/15/50	EUR	539	315,579

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	400	$426,353
Unsec’d. Notes, EMTN
1.750%	11/25/27	EUR	200	205,040
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	100	76,060
Canadian Government Bond (Canada),
Bonds
2.000%	12/01/51	CAD	32	18,928
2.750%	08/01/24	CAD	330	240,113
3.500%	12/01/45	CAD	126	99,237
4.000%	06/01/41	CAD	58	48,171
China Government Bond (China),
Bonds, Series INBK
2.760%	05/15/32	CNH	57,470	8,286,222
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	3,000	465,147
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	655	672,744
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	256,700	39,801
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	92,948
1.125%	03/04/33	EUR	100	84,035
1.500%	06/17/31	EUR	240	218,033
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	452	312,437
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	1,520	62,552
Bonds, Series 103
2.000%	10/13/33	CZK	330	11,962
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	256	46,365
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.875%	01/30/60		190	144,198
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.250%	10/06/25		200	157,600
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	90	90,471
0.400%	01/26/26	EUR	85	85,710
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	90	74,321
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	58	59,192
0.000%	12/15/26	EUR	120	116,869
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	04/22/31	EUR	105	$90,051
0.000%	07/04/35	EUR	80	59,025
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	65	59,341
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.450%	07/04/41	EUR	220	145,234
0.700%	07/06/51	EUR	50	29,120
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	60	40,322
French Republic Government Bond OAT (France),
Bonds
0.000%	02/25/26	EUR	171	171,674
0.000%	02/25/27	EUR	361	353,521
0.000%	11/25/31	EUR	1,070	918,718
0.750%	05/25/52	EUR	135	79,982
2.000%	11/25/32	EUR	218	220,258
4.500%	04/25/41	EUR	178	227,668
Bonds, 144A
0.750%	05/25/53	EUR	100	57,643
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		310	237,150
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	1,315	1,090,260
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	200	167,291
1.875%	01/24/52	EUR	100	64,564
4.250%	06/15/33	EUR	5,761	6,248,367
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	18,100	36,383
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	300	238,990
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		200	204,750
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	225	179,349
4.150%	09/20/27		200	196,772
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	565	600,411
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	23,404
Bonds, Series 059
7.000%	05/15/27	IDR	7,040,000	479,285
Bonds, Series 065
6.625%	05/15/33	IDR	2,551,000	167,922
Bonds, Series 068
8.375%	03/15/34	IDR	9,416,000	697,040
Bonds, Series 076
7.375%	05/15/48	IDR	47,000	3,206

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	$810,950
Bonds, Series 079
8.375%	04/15/39	IDR	6,092,000	456,628
Bonds, Series 087
6.500%	02/15/31	IDR	12,493,000	827,673
Bonds, Series 091
6.375%	04/15/32	IDR	11,141,000	726,437
Bonds, Series FR96
7.000%	02/15/33	IDR	12,105,000	818,986
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	83	71,468
1.500%	05/15/50	EUR	10	7,523
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	100	133,339
Israel Government Bond (Israel),
Bonds, Series 0330
1.000%	03/31/30	ILS	239	55,359
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, Series 50YR, 144A
2.800%	03/01/67	EUR	32	24,103
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	125	122,688
Sr. Unsec’d. Notes, Series 07Y
2.800%	06/15/29	EUR	274	282,322
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	76	72,563
Sr. Unsec’d. Notes, Series 10Y, 144A
0.600%	08/01/31	EUR	1,400	1,166,842
0.950%	12/01/31	EUR	629	535,038
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	276	292,304
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	42	38,791
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	42	26,658
Sr. Unsec’d. Notes, Series 34Y, 144A
1.500%	04/30/45	EUR	71	46,452
Sr. Unsec’d. Notes, Series 50Y, 144A
2.150%	03/01/72	EUR	13	8,153
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		72	66,521
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		300	259,500
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	100	107,767
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	20,500	117,058
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	112,650	854,070
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 361
0.100%	12/20/30	JPY	95,500	$709,072
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	5,100	46,721
Bonds, Series 56
0.800%	09/20/47	JPY	56,950	395,500
Bonds, Series 65
0.400%	12/20/49	JPY	37,700	229,942
Japan Government Twenty Year Bond (Japan),
Bonds, Series 157
0.200%	06/20/36	JPY	121,700	861,357
Bonds, Series 162
0.600%	09/20/37	JPY	29,100	214,374
Bonds, Series 181
0.900%	06/20/42	JPY	36,150	266,879
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	145	112,907
2.375%	11/09/28	EUR	225	219,733
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		200	164,000
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	75	91,684
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	72	69,263
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	111	95,748
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	42	28,868
Korea Housing Finance Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		200	199,064
Korea Treasury Bond (South Korea),
Bonds, Series 2912
1.375%	12/10/29	KRW	171,890	116,967
Bonds, Series 3112
2.375%	12/10/31	KRW	137,870	98,581
Bonds, Series 4009
1.500%	09/10/40	KRW	102,940	60,051
Bonds, Series 5003
1.500%	03/10/50	KRW	182,160	94,110
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	248,710	186,099
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	97,610	70,596
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	200	188,486
4.125%	04/25/28	EUR	100	109,995
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	1,520	343,573

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	2,431	$118,766
7.750%	05/29/31	MXN	497	25,837
8.000%	11/07/47	MXN	17,470	865,514
8.000%	07/31/53	MXN	522	25,718
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	42,486	2,061,673
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	450	396,307
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	150	147,740
0.000%	01/15/38	EUR	315	228,010
0.000%	01/15/52	EUR	28	14,834
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	115	72,314
Bonds, Series 0534
4.250%	05/15/34	NZD	216	135,119
Bonds, Series 0551
2.750%	05/15/51	NZD	373	172,353
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	1,023	533,022
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 478, 144A
1.500%	02/19/26	NOK	1,693	155,022
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	105	23,434
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	395	308,770
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	125	110,933
1.200%	04/28/33	EUR	230	184,785
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	100	81,510
Unsec’d. Notes, 144A
1.000%	04/12/52	EUR	580	329,102
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	150	107,184
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.550%	06/18/31	CAD	150	95,354
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	100	47,472
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	353	374,448
Unsec’d. Notes
2.150%	06/02/31	CAD	200	133,417
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	150	$94,409
Unsec’d. Notes
3.500%	12/01/45	CAD	75	50,482
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A, MTN
5.250%(cc)	09/01/37		611	212,241
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	03/09/33	AUD	142	98,984
4.500%	08/22/35	AUD	35	24,003
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	85	79,391
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	143	144,677
0.850%	06/30/2120	EUR	14	6,242
1.850%	05/23/49	EUR	25	21,236
2.400%	05/23/34	EUR	38	38,843
2.900%	02/20/33	EUR	23	24,837
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	100	115,964
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	9,710	1,592,876
Bonds, Series 0726
2.500%	07/25/26	PLN	422	88,106
Bonds, Series 1033
6.000%	10/25/33	PLN	55	12,691
Republic of Poland Government International Bond (Poland),
Bonds
4.875%	10/04/33		70	69,701
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36	ZAR	18,280	688,413
Sr. Unsec’d. Notes, Series R214
6.500%	02/28/41	ZAR	8,270	291,954
Romania Government Bond (Romania),
Bonds, Series 10Y
8.250%	09/29/32	RON	90	20,786
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.625%	02/17/28		50	51,893
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	55	34,968
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	105	84,977
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6212
7.050%	01/19/28	RUB	22,556	14,524
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	7,141
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	74,290	47,836

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 6225
7.250%	05/10/34(d)	RUB	80,540	$51,861
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	49,711	32,010
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	400	348,206
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	520	507,476
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	144	110,045
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	30	19,740
Slovenia Government Bond (Slovenia),
Bonds, Series RS91
3.625%	03/11/33	EUR	100	111,448
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	37	27,849
1.000%	10/31/50(k)	EUR	815	471,026
1.900%	10/31/52	EUR	99	70,881
2.550%	10/31/32	EUR	365	372,786
3.450%	07/30/43	EUR	35	36,112
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, EMTN
2.000%	06/15/32	EUR	235	235,424
Sweden Government Bond (Sweden),
Bonds, Series 1062
0.125%	05/12/31	SEK	1,000	81,192
Bonds, Series 1065
1.750%	11/11/33	SEK	20	1,843
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	55	62,114
3.250%	06/27/27	CHF	107	126,908
3.500%	04/08/33	CHF	45	59,931
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	2,367	87,867
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	846	28,614
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/28(d)	EUR	1,030	182,426
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	198	188,415
0.375%	10/22/26	GBP	18	19,828
0.500%	10/22/61	GBP	85	37,577
0.625%	07/31/35	GBP	460	397,781
0.875%	07/31/33	GBP	365	347,042
1.250%	07/31/51	GBP	255	175,111
3.250%	01/22/44	GBP	79	88,674
4.125%	01/29/27	GBP	215	268,579
4.250%	12/07/40	GBP	213	276,659
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Unsec’d. Notes
1.125%	01/31/39	GBP	156	$131,068

Total Sovereign Bonds (cost $81,597,948)				70,178,081
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
1.500%	04/01/41		21	17,556
1.500%	04/01/51		81	63,726
2.000%	06/01/36		115	103,805
2.000%	08/01/50		76	63,599
2.000%	03/01/51		19	16,180
2.500%	01/01/51		98	85,038
2.500%	02/01/51		637	553,268
3.000%	11/01/51		50	44,770
4.000%	07/01/47		43	41,778
4.000%	04/01/52		25	23,488
4.500%	11/01/52		25	24,432
5.000%	08/01/52		49	48,976
6.250%	07/15/32		90	107,255
6.750%	03/15/31(k)		320	383,467
Federal National Mortgage Assoc.
1.500%	11/01/41		45	37,131
2.000%	TBA		50	41,333
2.000%	TBA		80	72,179
2.000%	05/01/36		35	31,938
2.000%	06/01/36		22	20,237
2.000%	02/01/37		40	36,054
2.000%	06/01/40		14	11,990
2.000%	12/01/40		37	31,651
2.000%	11/01/41		113	96,595
2.000%	02/01/51		74	61,730
2.000%	02/01/51		76	63,194
2.000%	02/01/51		100	82,732
2.000%	03/01/51		24	19,807
2.000%	03/01/51		28	23,140
2.000%	08/01/51		136	112,721
2.000%	08/01/51		850	705,357
2.500%	TBA		15	13,921
2.500%	06/01/36		101	93,971
2.500%	06/01/40		52	46,774
2.500%	05/01/51		74	64,569
2.500%	11/01/51		50	42,848
2.500%	11/01/51		113	98,496
2.500%	12/01/51		71	62,246
2.500%	01/01/52		47	41,148
3.000%	03/01/33		74	70,928
3.000%	06/01/38		52	49,062
3.000%	04/01/40		46	41,477
3.000%	12/01/50		92	83,599
3.000%	05/01/51		68	61,139
3.000%	08/01/51		347	312,236
3.000%	06/01/52		25	22,336
3.500%	06/01/45		141	135,016
3.500%	10/01/45		60	57,064
3.500%	06/01/49		184	173,483
3.500%	10/01/50		25	23,058

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/52	50	$46,336
4.000%	06/01/48	61	58,931
4.000%	06/01/48	136	132,328
4.000%	11/01/48	60	58,342
4.000%	04/01/50	19	17,922
4.000%	05/01/52	50	47,749
4.000%	05/01/52	73	69,992
4.500%	TBA	70	69,787
4.500%	06/01/47	51	51,214
4.500%	06/01/48	65	64,936
4.500%	09/01/48	20	19,547
4.500%	07/01/52	74	72,240
4.500%	08/01/52	25	24,455
5.000%	TBA	195	194,482
5.000%	08/01/52	148	148,891
5.500%	10/01/52	24	24,340
5.500%	11/01/52	48	48,968
6.625%	11/15/30(k)	135	159,982
7.125%	01/15/30(k)	10	11,977
Government National Mortgage Assoc.
2.000%	TBA	45	38,226
2.000%	10/20/50	93	79,954
2.000%	11/20/50	27	22,632
2.000%	11/20/51	43	36,679
2.000%	08/20/52	25	21,084
2.500%	08/20/51	25	21,873
2.500%	11/20/51	327	287,757
2.500%	10/20/52	25	21,865
3.000%	TBA	25	22,771
3.000%	04/20/51	66	60,057
3.000%	07/20/51	231	211,536
3.000%	01/20/52	25	22,553
3.500%	TBA	240	224,991
3.500%	10/20/41	39	37,456
3.500%	01/20/46	27	26,020
3.500%	12/20/46	23	21,635
3.500%	09/20/48	51	48,151
4.000%	TBA	100	96,274
4.000%	03/20/46	58	57,091
4.000%	06/20/48	39	37,821
4.000%	12/20/50	11	10,965
4.500%	TBA	50	49,248
4.500%	12/20/45	52	52,719
5.000%	10/20/52	49	49,503

Total U.S. Government Agency Obligations (cost $8,215,595)			7,399,778
U.S. Treasury Obligations — 10.1%
U.S. Treasury Bonds
1.125%	08/15/40	170	112,333
1.375%	11/15/40	430	295,894
1.750%	08/15/41(k)	1,318	954,036
2.000%	11/15/41	1,470	1,108,931
2.000%	02/15/50	110	77,962
2.000%	08/15/51	430	302,478
2.250%	05/15/41(h)(k)	15,740	12,501,003
2.250%	08/15/49(h)	90	67,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.250%	02/15/52(h)	301	$224,574
2.375%	02/15/42(a)	3,955	3,179,449
2.875%	08/15/45	20	17,038
2.875%	05/15/49	270	230,977
2.875%	05/15/52	445	380,823
3.000%	08/15/52	10	8,788
3.125%	08/15/44	20	17,841
3.250%	05/15/42(h)	1,310	1,208,680
3.375%	08/15/42	985	925,130
4.000%	11/15/42(h)	1,040	1,068,275
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30	20,843	19,420,265
0.125%	01/15/31	20,026	18,506,314
0.125%	02/15/51	3,367	2,329,993
0.250%	01/15/25	31,312	30,562,336
0.250%	02/15/50	6,813	4,936,528
0.375%	01/15/27	2,013	1,940,066
0.500%	01/15/28	24,223	23,393,664
0.625%	01/15/26	17,287	16,908,309
0.625%	02/15/43	6,148	5,176,608
0.750%	02/15/42	9,632	8,393,405
0.875%	02/15/47	174	149,775
1.000%	02/15/49	6,723	5,948,396
1.125%	01/15/33	3,293	3,283,844
1.625%	10/15/27	990	1,009,009
1.750%	01/15/28	3,242	3,317,266
2.000%	01/15/26	22,372	22,692,595
2.125%	02/15/41	2,815	3,101,070
2.375%	01/15/27	223	230,724
2.500%	01/15/29	1,310	1,402,098
3.375%	04/15/32	24,508	28,959,172
3.625%	04/15/28	1,831	2,043,079
U.S. Treasury Notes
0.375%	07/15/24(k)	250	237,393
0.750%	01/31/28	15,500	13,539,492
1.250%	06/30/28(k)	230	204,161
2.000%	02/15/25	510	490,277
2.375%	03/31/29(k)	565	527,480
2.625%	05/31/27(k)	1,134	1,087,400
3.500%	01/31/30(k)	1,000	996,094
3.625%	03/31/28	3,090	3,095,552
3.625%	03/31/30	650	653,148
3.875%	11/30/27	611	617,444
3.875%	12/31/29	25	25,453
4.000%	02/29/28	4,560	4,643,006
4.125%	01/31/25(a)	800	799,812
4.125%	11/15/32	861	904,857
4.500%	11/15/25	636	645,441
U.S. Treasury Strips Coupon
1.942%(s)	11/15/40	1,450	731,400
2.216%(s)	02/15/42(h)(k)	5,700	2,709,059

Total U.S. Treasury Obligations (cost $277,891,962)			258,293,852

Total Long-Term Investments (cost $1,785,555,435)			1,746,304,579

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Short-Term Investments — 37.7%
Affiliated Mutual Funds — 21.0%
PGIM Core Ultra Short Bond Fund(wd)	359,445,342	$359,445,342
PGIM Institutional Money Market Fund (cost $179,824,026; includes $179,046,825 of cash collateral for securities on loan)(b)(wd)	179,880,213	179,790,273

Total Affiliated Mutual Funds (cost $539,269,368)		539,235,615

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.2%
AT&T, Inc.
5.613%	11/21/23		400	385,169
Constellation Brands, Inc.
5.328%	04/18/23		525	523,551
Duke Energy Corp.
5.778%	04/21/23		425	423,704
Edison International
5.536%	05/11/23		525	521,924
Engie SA
5.411%	11/21/23		550	530,433
Lowe’s Cos., Inc.
5.562%	04/06/23		318	317,730
NextEra Energy, Inc.
5.619%	05/12/23		525	521,625
Ovintiv, Inc.
5.873%	04/27/23		275	273,849
Sempra Energy
5.762%	04/26/23		300	298,856
Suncor Energy, Inc.
5.114%	04/25/23		400	398,539
United Healthcare Corp.
5.456%	06/01/23		500	495,453

Total Commercial Paper (cost $4,692,775)					4,690,833
Foreign Treasury Obligations(n) — 0.1%
Japan Treasury Discount Bills, Series 1132
(0.130)%	04/17/23	JPY	125,500	944,560
Japan Treasury Discount Bills, Series 1146
(0.263)%	06/26/23	JPY	54,800	412,564

Total Foreign Treasury Obligations (cost $1,399,579)					1,357,124
U.S. Treasury Obligations(n) — 6.8%
U.S. Treasury Bills
3.050%	07/13/23(a)(k)		62,000	61,182,869
4.524%	04/27/23(k)		30,800	30,705,279
4.677%	11/02/23(a)		60,000	58,388,391
4.737%	06/15/23(h)(k)		25,000	24,764,930

Total U.S. Treasury Obligations (cost $175,328,926)					175,041,469

	Shares	Value
Unaffiliated Funds — 9.3%
BlackRock Liquidity FedFund (Institutional Shares)	51,552,638	$51,552,638
Goldman Sachs Financial Square Government Fund (Institutional Shares)	51,552,639	51,552,639
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	735,079	735,079
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	134,712,765	134,712,765

Total Unaffiliated Funds (cost $238,553,121)		238,553,121
Options Purchased*~ — 0.3%
(cost $8,704,724)		7,653,054

Total Short-Term Investments (cost $967,948,493)		966,531,216

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—105.7% (cost $2,753,503,928)		2,712,835,795

Options Written*~ — (0.1)%
(premiums received $2,253,301)	(1,625,177)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.6% (cost $2,751,250,627)	2,711,210,618

Liabilities in excess of other assets(z) — (5.6)%	(143,268,734)

Net Assets — 100.0%	$2,567,941,884

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
HSBCS	HSBC Securities (USA) Inc.
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MBS	Mortgage-Backed Security
ML	Merrill Lynch International
MSC	Morgan Stanley & Co. LLC
MSCI	Morgan Stanley Capital International
MSCS	Morgan Stanley Capital Services LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCS	Standard Chartered Securities
SG	Societe Generale
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
TOPIX	Tokyo Stock Price Index
TSE	Toronto Stock Exchange
UAG	UBS AG
UBS	UBS Securities LLC
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
XNGS	NASDAQ Global Select Exchange

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $198,035 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,313,104; cash collateral of $179,046,825 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.500%	TBA	04/13/23	$(175)	$(150,828)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/23	(385)	(357,734)
Federal National Mortgage Assoc.	4.000%	TBA	04/13/23	(235)	(224,756)
Federal National Mortgage Assoc.	4.500%	TBA	04/13/23	(50)	(48,990)
Federal National Mortgage Assoc.	5.500%	TBA	04/13/23	(25)	(25,252)
Government National Mortgage Assoc.	2.500%	TBA	04/20/23	(45)	(39,600)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $837,464)					$(847,160)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/18/23	$97.13		448		1,120	$215,600
90 Day Euro Dollar Futures	Call	12/18/23	$99.75		600		1,500	26,250
5 Year U.S. Treasury Notes Futures	Call	04/07/23	$109.50		30		30	13,828
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$109.50		30		30	21,328
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$110.00		13		13	6,906
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$110.25		57		57	25,828
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$111.00		77		77	22,258
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$112.00		38		38	5,937
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$112.50		19		19	2,227
6-7 Year U.S. Treasury Notes Futures	Call	04/07/23	$114.75		59		59	39,641
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$114.75		7		7	7,109
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$115.50		39		39	27,422
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.25		26		26	12,594
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.50		2		2	844
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.75		13		13	4,875
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$117.00		4		4	1,312
A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$118.00		26		26	$4,875
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$119.00		13		13	1,625
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$131.00		7		7	12,469
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$133.00		9		9	8,859
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$134.00		18		18	12,937
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$135.00		11		11	5,844
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$136.00		13		13	5,078
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$137.00		7		7	1,969
20 Year U.S. Treasury Bonds Futures	Call	04/07/23	$130.00		11		11	18,219
20 Year U.S. Treasury Bonds Futures	Call	04/07/23	$130.50		11		11	14,781
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$130.50		4		4	8,125
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$133.50		13		13	10,969
Euro-Bund Futures	Call	04/21/23	136.00		13	EUR	13	19,314
Japanese Yen Currency	Call	04/06/23	74.00		3		4	8,362
Japanese Yen Currency	Call	04/06/23	77.00		3		4	450
S&P 500 Index	Call	07/30/27	$4,290.00		90		9	6,964,194
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$96.19		1		3	788
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.88		20		50	10,250
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$96.00		51		128	30,600
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$104.25		1,000		1,000	7,813
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$106.25		190		190	2,969
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$106.50		198		198	4,641
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$106.75		64		64	2,000
6-7 Year U.S. Treasury Notes Futures	Put	04/07/23	$114.25		10		10	2,969
6-7 Year U.S. Treasury Notes Futures	Put	04/07/23	$114.50		24		24	9,000
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$108.00		1,000		1,000	15,625
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$114.50		7		7	5,031
20 Year U.S. Treasury Bonds Futures	Put	04/21/23	$115.00		500		500	—
Euro-Bund Futures	Put	04/21/23	120.50		100	EUR	100	1,085
Total Exchange Traded (cost $8,684,965)								$7,624,800

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	DB	05/04/23	1.42		—	GBP	38	$6
Currency Option USD vs CAD	Put	GS	06/09/23	1.35		—		620	7,246
Currency Option USD vs INR	Put	JPM	04/03/23	82.75		—		620	4,548
Currency Option USD vs ZAR	Put	GS	06/09/23	17.90		—		620	16,454
Total OTC Traded (cost $19,759)									$28,254
Total Options Purchased (cost $8,704,724)								$7,653,054
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/18/23	$95.50		3		8	$(4,125)
90 Day Euro Dollar Futures	Call	12/18/23	$97.00		131		328	(69,594)
90 Day Euro Dollar Futures	Call	12/18/23	$97.88		224		560	(61,600)
90 Day Euro Dollar Futures	Call	12/18/23	$98.00		672		1,680	(168,000)
3 Month SOFR	Call	12/15/23	$95.00		12		30	(27,150)
1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63		1		3	(769)
1 Year SOFR Mid-Curve Futures	Call	12/15/23	$96.75		6		15	(8,813)
A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	12/15/23	$97.00		196		490	$(232,750)
5 Year U.S. Treasury Notes Futures	Call	04/07/23	$109.75		117		117	(42,961)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$107.50		31		31	(64,422)
5 Year U.S. Treasury Notes Futures	Call	04/21/23	$108.00		39		39	(64,594)
6-7 Year U.S. Treasury Notes Futures	Call	04/07/23	$115.00		20		20	(10,938)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$114.00		45		45	(64,687)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$115.00		14		14	(12,687)
10 Year U.S. Treasury Notes Futures	Call	04/21/23	$116.00		20		20	(10,938)
10 Year U.S. Treasury Notes Futures	Call	05/26/23	$115.00		28		28	(40,250)
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$132.00		9		9	(11,953)
20 Year U.S. Treasury Bonds Futures	Call	04/07/23	$131.00		7		7	(7,438)
20 Year U.S. Treasury Bonds Futures	Call	04/21/23	$132.50		10		10	(11,406)
Australian Dollar Currency	Call	04/06/23	67.00		6		6	(2,160)
Australian Dollar Currency	Call	04/06/23	68.00		3		3	(210)
Australian Dollar Currency	Call	04/06/23	70.00		6		6	(30)
Euro Futures	Call	04/06/23	1.07		6		750	(15,375)
Euro Futures	Call	04/06/23	1.08		6		750	(11,775)
Euro Futures	Call	04/06/23	1.09		6		750	(3,075)
Euro Futures	Call	04/06/23	1.10		7		875	(700)
Euro-Bund Futures	Call	04/21/23	136.50		12	EUR	12	(14,966)
Euro-Bund Futures	Call	04/21/23	137.00		17	EUR	17	(17,699)
Euro-Bund Futures	Call	04/21/23	138.00		32	EUR	32	(22,905)
Japanese Yen Currency	Call	04/06/23	75.00		12		15	(18,900)
Japanese Yen Currency	Call	04/06/23	76.00		9		11	(5,513)
3 Month SOFR	Put	12/15/23	$95.50		125		313	(147,656)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69		1		3	(331)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.25		40		100	(8,750)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.38		102		255	(26,775)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$107.00		32		32	(1,250)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$108.00		112		112	(16,625)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$108.50		39		39	(10,359)
5 Year U.S. Treasury Notes Futures	Put	04/21/23	$109.50		13		13	(9,141)
6-7 Year U.S. Treasury Notes Futures	Put	04/07/23	$114.00		50		50	(10,938)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$111.00		48		48	(2,250)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$111.50		48		48	(3,750)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$113.00		101		101	(25,250)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$114.00		54		54	(27,844)
10 Year U.S. Treasury Notes Futures	Put	04/21/23	$115.00		28		28	(27,562)
20 Year U.S. Treasury Bonds Futures	Put	04/21/23	$127.00		12		12	(4,125)
20 Year U.S. Treasury Bonds Futures	Put	04/21/23	$128.00		12		12	(6,375)
20 Year U.S. Treasury Bonds Futures	Put	04/21/23	$129.00		60		60	(47,812)
20 Year U.S. Treasury Bonds Futures	Put	04/21/23	$130.00		26		26	(30,062)
20 Year U.S. Treasury Bonds Futures	Put	04/07/23	$130.00		19		19	(9,500)
Euro-Bund Futures	Put	04/21/23	134.00		3	EUR	3	(2,277)
Euro-Bund Futures	Put	04/21/23	135.00		24	EUR	24	(27,590)
Euro-Bund Futures	Put	04/21/23	138.00		6	EUR	6	(18,350)
Total Exchange Traded (premiums received $2,118,282)								$(1,492,955)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSC	04/05/23	5.37		—		670	$(80)
Currency Option USD vs BRL	Call	MSC	05/15/23	5.31		—		680	(7,185)
Currency Option USD vs EUR	Call	MSC	05/18/23	1.06		—		630	(2,374)
Currency Option USD vs KRW	Call	MSC	05/03/23	1,244.00		—		670	(31,451)
A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	GS	06/09/23	20.00		—		620	$(2,233)
Currency Option USD vs BRL	Put	MSC	04/05/23	5.37		—		670	(38,249)
Currency Option USD vs BRL	Put	MSC	05/15/23	5.31		—		680	(33,047)
Currency Option USD vs EUR	Put	MSC	05/18/23	1.06		—		630	(17,603)
Total OTC Traded (premiums received $135,019)									$(132,222)
Total Options Written (premiums received $2,253,301)								$(1,625,177)
Financial Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
319	30 Day Federal Funds	Apr. 2023	$126,526,851	$(119,095)
239	90 Day Euro EURIBOR	Dec. 2023	62,504,995	(173,018)
15	3 Month CME SOFR	Jun. 2023	3,567,281	10,941
118	3 Month CME SOFR	Sep. 2023	28,141,525	98,393
56	3 Month CME SOFR	Mar. 2024	13,453,300	145,832
42	3 Month CME SOFR	Dec. 2024	10,171,875	1,503
110	2 Year U.S. Treasury Notes	Jun. 2023	22,709,844	162,706
1	3 Year Australian Treasury Bonds	Jun. 2023	72,738	(546)
2	3 Year Korea Treasury Bonds	Jun. 2023	161,125	560
5	5 Year Canadian Government Bonds	Jun. 2023	421,643	6,465
849	5 Year U.S. Treasury Notes	Jun. 2023	92,972,131	261,874
11	10 Year Euro-Bund	Jun. 2023	1,620,503	6,384
1	10 Year Korea Treasury Bonds	Jun. 2023	87,452	(541)
4	10 Year U.K. Gilt	Jun. 2023	509,970	14,106
830	10 Year U.S. Treasury Notes	Jun. 2023	95,385,160	2,056,749
339	20 Year U.S. Treasury Bonds	Jun. 2023	44,461,969	509,733
291	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	41,067,375	1,219,826
5	Australian Dollar Currency	Jun. 2023	335,050	(412)
28	Euro Currency	Jun. 2023	3,816,225	92,180
109	Euro STOXX 50 Index	Jun. 2023	5,036,949	175,772
40	Hang Seng China Enterprises Index	Apr. 2023	1,786,520	81,443
123	Mexican Peso	Jun. 2023	3,362,205	109,273
229	Mini MSCI EAFE Index	Jun. 2023	24,004,925	962,247
61	Mini MSCI Emerging Markets Index	Jun. 2023	3,036,275	114,208
113	NASDAQ 100 E-Mini Index	Jun. 2023	30,061,955	2,125,217
70	Russell 2000 E-Mini Index	Jun. 2023	6,347,250	113,866
178	S&P 500 E-Mini Index	Jun. 2023	36,825,975	2,026,374
13	TOPIX Index	Jun. 2023	1,961,627	6,070
5	Yen Denominated Nikkei 225 Index	Jun. 2023	531,068	14,216
				10,022,326
Short Positions:
122	90 Day Euro	Dec. 2023	29,109,200	178,531
32	3 Month CME SOFR	Jun. 2023	7,610,200	(3,803)
109	3 Month CME SOFR	Dec. 2023	26,078,250	90,246
21	3 Month CME SOFR	Dec. 2025	5,095,913	(24,457)
422	2 Year U.S. Treasury Notes	Jun. 2023	87,123,219	168,476
32	5 Year Euro-Bobl	Jun. 2023	4,090,908	(71,829)
142	5 Year U.S. Treasury Notes	Jun. 2023	15,550,109	(343,215)
2	10 Year Australian Treasury Bonds	Jun. 2023	164,287	190
5	10 Year Canadian Government Bonds	Jun. 2023	466,741	1,185
57	10 Year Euro-Bund	Jun. 2023	8,397,153	(126,813)
A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Financial Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
16	10 Year Japanese Bonds	Jun. 2023	$17,849,143	$(163,751)
23	10 Year U.K. Gilt	Jun. 2023	2,932,329	(6,481)
819	10 Year U.S. Treasury Notes	Jun. 2023	94,121,020	(1,175,345)
411	10 Year U.S. Ultra Treasury Notes	Jun. 2023	49,788,799	(1,609,984)
104	20 Year U.S. Treasury Bonds	Jun. 2023	13,640,250	(567,019)
6	30 Year Euro Buxl	Jun. 2023	916,576	(49,886)
18	British Pound Currency	Jun. 2023	1,389,938	(37,948)
5	Canadian Dollar Currency	Jun. 2023	369,950	(4,833)
109	Euro Currency	Jun. 2023	14,856,019	(277,915)
75	Euro Schatz Index	Jun. 2023	8,596,967	(70,525)
54	Euro-BTP Italian Government Bond	Jun. 2023	6,755,242	(218,868)
7	Euro-OAT	Jun. 2023	988,641	(23,668)
4	Japanese Yen Currency	Jun. 2023	381,125	7,096
58	S&P 500 E-Mini Index	Jun. 2023	11,999,475	(704,364)
				(5,034,980)
				$4,987,346

Commodity Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
136	Brent Crude	Jul. 2023	$10,843,280	$(635,442)
13	Brent Crude	Dec. 2023	1,012,830	(42,051)
109	Coffee ’C’	May 2023	6,969,188	(180,597)
72	Copper	May 2023	7,370,100	(13,331)
272	Corn	May 2023	8,982,800	(182,239)
108	Cotton No. 2	May 2023	4,470,120	(190,777)
46	Gasoline RBOB	May 2023	5,179,692	135,345
109	Gold 100 OZ	Jun. 2023	21,649,580	1,206,788
62	Hard Red Winter Wheat	May 2023	2,721,025	12,008
80	Lean Hogs	Jun. 2023	2,932,000	(283,982)
28	Live Cattle	Jun. 2023	1,815,800	12,836
27	LME Lead	May 2023	1,421,044	(12,888)
15	LME Nickel	May 2023	2,137,500	(539,225)
90	LME PRI Aluminum	May 2023	5,385,938	(428,202)
107	LME Zinc	May 2023	7,837,081	(1,024,243)
48	Low Sulphur Gas Oil	May 2023	3,608,400	(231,729)
441	Natural Gas	May 2023	9,772,560	(2,040,445)
22	NY Harbor ULSD	May 2023	2,421,434	(139,615)
59	Silver	May 2023	7,126,020	180,600
49	Soft Red Winter Wheat	May 2023	1,696,013	(240,108)
140	Soybean	May 2023	10,538,500	(140,289)
109	Soybean Meal	May 2023	5,079,400	(108,515)
94	Soybean Oil	May 2023	3,129,636	(320,619)
117	Sugar #11 (World)	May 2023	2,915,640	252,368
170	WTI Crude	May 2023	12,863,900	(114,420)
				(5,068,772)
Short Positions:
2	LME Lead	May 2023	105,263	1,308
11	LME Nickel	May 2023	1,567,500	55,182
27	LME PRI Aluminum	May 2023	1,615,781	11,617
A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Commodity Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
6	LME Zinc	May 2023	$439,463	$9,436
				77,543
				$(4,991,229)
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	160	$107,369	$106,968	$—	$(401)
Expiring 04/04/23	BARC	AUD	93	62,746	62,175	—	(571)
Expiring 04/04/23	BOA	AUD	95	63,724	63,512	—	(212)
Expiring 04/04/23	GSI	AUD	155	104,823	103,624	—	(1,199)
Expiring 04/04/23	GSI	AUD	40	26,581	26,742	161	—
Expiring 04/04/23	GSI	AUD	40	26,464	26,742	278	—
Expiring 04/04/23	HSBCS	AUD	160	107,307	106,968	—	(339)
Expiring 04/04/23	JPS	AUD	55	36,635	36,770	135	—
Expiring 04/04/23	JPS	AUD	40	26,522	26,742	220	—
Expiring 04/04/23	JPS	AUD	40	26,881	26,742	—	(139)
Expiring 04/04/23	SSB	AUD	58	39,060	38,776	—	(284)
Expiring 04/04/23	SSB	AUD	40	26,785	26,742	—	(43)
Expiring 04/04/23	TD	AUD	953	638,224	637,125	—	(1,099)
Expiring 04/04/23	TD	AUD	178	119,207	119,002	—	(205)
Expiring 04/04/23	UBS	AUD	155	103,877	103,625	—	(252)
Expiring 04/18/23	MSCS	AUD	5,627	3,923,474	3,763,767	—	(159,707)
Expiring 04/18/23	MSCS	AUD	960	681,697	642,125	—	(39,572)
Expiring 04/18/23	MSCS	AUD	140	98,934	93,643	—	(5,291)
Expiring 04/19/23	BARC	AUD	70,366	46,572,346	47,068,179	495,833	—
Expiring 04/19/23	BARC	AUD	2,000	1,335,812	1,337,808	1,996	—
Expiring 04/19/23	BARC	AUD	1,800	1,206,900	1,204,028	—	(2,872)
Expiring 04/19/23	BARC	AUD	1,100	740,982	735,795	—	(5,187)
Expiring 04/19/23	BARC	AUD	1,100	726,978	735,795	8,817	—
Expiring 04/19/23	BARC	AUD	100	66,979	66,890	—	(89)
Expiring 04/19/23	CITI	AUD	105	73,000	70,475	—	(2,525)
Expiring 04/19/23	HSBC	AUD	107	72,259	71,572	—	(687)
Expiring 04/19/23	JPS	AUD	391	272,926	261,224	—	(11,702)
Expiring 04/19/23	JPS	AUD	248	173,228	165,801	—	(7,427)
Expiring 04/19/23	MSC	AUD	102	71,000	68,134	—	(2,866)
Expiring 04/19/23	MSCS	AUD	2,500	1,666,732	1,672,261	5,529	—
Expiring 04/19/23	MSCS	AUD	1,700	1,119,720	1,137,137	17,417	—
Expiring 04/19/23	MSCS	AUD	1,400	940,095	936,466	—	(3,629)
Expiring 04/19/23	MSCS	AUD	1,200	795,071	802,685	7,614	—
Expiring 05/03/23	JPS	AUD	118	78,977	78,970	—	(7)
Expiring 05/03/23	JPS	AUD	117	78,273	78,302	29	—
Expiring 05/03/23	JPS	AUD	40	26,901	26,769	—	(132)
Expiring 05/03/23	TD	AUD	128	85,811	85,663	—	(148)
Expiring 06/15/23	GSI	AUD	276	185,575	184,918	—	(657)
Expiring 06/15/23	GSI	AUD	243	162,575	162,992	417	—
Expiring 06/15/23	UAG	AUD	233	155,916	156,308	392	—
Brazilian Real,
Expiring 04/04/23	CITI	BRL	643	122,890	126,789	3,899	—
Expiring 04/04/23	CITI	BRL	530	104,322	104,511	189	—
Expiring 04/04/23	CITI	BRL	260	50,436	51,269	833	—
A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/23	CITI	BRL	145	$27,703	$28,592	$889	$—
Expiring 04/04/23	GSI	BRL	530	101,499	104,512	3,013	—
Expiring 04/18/23	CITI	BRL	1,504	295,545	295,962	417	—
Expiring 04/18/23	GSB	BRL	4,489	838,539	883,053	44,514	—
Expiring 05/03/23	CITI	BRL	225	43,503	44,141	638	—
Expiring 05/03/23	CITI	BRL	155	29,802	30,409	607	—
British Pound,
Expiring 04/04/23	BARC	GBP	87	104,826	107,332	2,506	—
Expiring 04/04/23	BNP	GBP	956	1,173,434	1,179,834	6,400	—
Expiring 04/04/23	BNP	GBP	428	515,403	528,025	12,622	—
Expiring 04/04/23	CITI	GBP	53	63,881	65,386	1,505	—
Expiring 04/04/23	GSI	GBP	87	103,105	107,332	4,227	—
Expiring 04/04/23	GSI	GBP	86	104,949	106,098	1,149	—
Expiring 04/04/23	GSI	GBP	82	99,765	101,163	1,398	—
Expiring 04/04/23	GSI	GBP	66	79,948	81,424	1,476	—
Expiring 04/04/23	GSI	GBP	52	62,535	64,153	1,618	—
Expiring 04/04/23	GSI	GBP	39	47,083	48,114	1,031	—
Expiring 04/04/23	GSI	GBP	28	34,310	34,543	233	—
Expiring 04/04/23	GSI	GBP	22	26,761	27,141	380	—
Expiring 04/04/23	GSI	GBP	11	13,242	13,571	329	—
Expiring 04/04/23	GSI	GBP	11	13,369	13,570	201	—
Expiring 04/04/23	HSBCS	GBP	86	104,215	106,099	1,884	—
Expiring 04/04/23	JPS	GBP	168	202,161	207,262	5,101	—
Expiring 04/04/23	JPS	GBP	22	26,803	27,142	339	—
Expiring 04/04/23	JPS	GBP	22	26,111	27,142	1,031	—
Expiring 04/04/23	JPS	GBP	11	13,382	13,571	189	—
Expiring 04/04/23	MSC	GBP	80	97,787	98,696	909	—
Expiring 04/04/23	MSC	GBP	23	27,839	28,375	536	—
Expiring 04/04/23	SSB	GBP	11	13,415	13,571	156	—
Expiring 04/04/23	TD	GBP	2,560	3,160,320	3,158,276	—	(2,044)
Expiring 04/04/23	TD	GBP	125	154,313	154,213	—	(100)
Expiring 04/04/23	TD	GBP	51	62,000	62,945	945	—
Expiring 04/18/23	GSB	GBP	202	242,511	249,280	6,769	—
Expiring 04/18/23	MSCS	GBP	68	83,116	83,974	858	—
Expiring 04/19/23	BARC	GBP	8,813	10,482,601	10,875,902	393,301	—
Expiring 04/19/23	BARC	GBP	1,500	1,791,983	1,851,131	59,148	—
Expiring 04/19/23	BARC	GBP	1,200	1,437,275	1,480,905	43,630	—
Expiring 04/19/23	BARC	GBP	500	607,929	617,043	9,114	—
Expiring 04/19/23	BARC	GBP	400	484,415	493,635	9,220	—
Expiring 04/19/23	BARC	GBP	100	118,873	123,408	4,535	—
Expiring 04/19/23	JPS	GBP	274	329,810	338,260	8,450	—
Expiring 04/19/23	MSCS	GBP	4,587	5,455,770	5,660,868	205,098	—
Expiring 04/19/23	MSCS	GBP	500	601,781	617,044	15,263	—
Expiring 04/19/23	MSCS	GBP	500	602,012	617,044	15,032	—
Expiring 05/03/23	JPS	GBP	5	6,134	6,172	38	—
Expiring 05/03/23	TD	GBP	676	835,000	834,486	—	(514)
Expiring 05/03/23	TD	GBP	32	39,437	39,503	66	—
Expiring 06/15/23	BARC	GBP	85	103,129	104,673	1,544	—
Expiring 06/15/23	JPM	GBP	664	808,813	820,859	12,046	—
Expiring 06/15/23	UAG	GBP	579	705,195	715,754	10,559	—
Canadian Dollar,
Expiring 04/04/23	BOA	CAD	145	105,482	107,294	1,812	—
Expiring 04/04/23	GSI	CAD	145	105,395	107,294	1,899	—
Expiring 04/04/23	GSI	CAD	145	105,303	107,294	1,991	—
Expiring 04/04/23	GSI	CAD	140	102,749	103,594	845	—
A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/04/23	JPS	CAD	140	$102,825	$103,593	$768	$—
Expiring 04/04/23	MSC	CAD	1,523	1,122,898	1,126,953	4,055	—
Expiring 04/04/23	UBS	CAD	485	357,069	358,879	1,810	—
Expiring 04/04/23	UBS	CAD	260	191,418	192,388	970	—
Expiring 04/18/23	CITI	CAD	2,431	1,820,213	1,799,192	—	(21,021)
Expiring 04/18/23	CITI	CAD	716	527,634	530,024	2,390	—
Expiring 04/19/23	BARC	CAD	2,191	1,611,369	1,621,917	10,548	—
Expiring 04/19/23	BARC	CAD	1,557	1,148,532	1,152,062	3,530	—
Expiring 04/19/23	BARC	CAD	1,312	959,875	970,866	10,991	—
Expiring 04/19/23	BARC	CAD	716	522,161	529,938	7,777	—
Expiring 04/19/23	BARC	CAD	575	418,676	425,327	6,651	—
Expiring 04/19/23	BARC	CAD	505	369,558	373,981	4,423	—
Expiring 04/19/23	BARC	CAD	344	252,027	254,322	2,295	—
Expiring 04/19/23	BARC	CAD	34	24,529	24,960	431	—
Expiring 04/19/23	BOA	CAD	256	191,158	189,562	—	(1,596)
Expiring 04/19/23	JPS	CAD	242	180,887	179,261	—	(1,626)
Expiring 04/19/23	MSCS	CAD	2,440	1,802,507	1,805,748	3,241	—
Expiring 04/19/23	MSCS	CAD	2,071	1,511,560	1,532,751	21,191	—
Expiring 05/03/23	GSI	CAD	35	25,866	25,910	44	—
Expiring 05/03/23	GSI	CAD	28	20,510	20,729	219	—
Expiring 05/03/23	JPS	CAD	42	30,807	31,092	285	—
Expiring 05/03/23	MSC	CAD	260	191,779	192,474	695	—
Expiring 05/03/23	MSC	CAD	20	14,752	14,805	53	—
Expiring 06/15/23	BNP	CAD	8	6,197	6,270	73	—
Expiring 06/15/23	GSI	CAD	3	2,518	2,548	30	—
Expiring 06/15/23	JPM	CAD	53	38,469	38,931	462	—
Chilean Peso,
Expiring 04/04/23	BOA	CLP	34,800	44,028	43,755	—	(273)
Expiring 04/04/23	DB	CLP	16,150	20,432	20,305	—	(127)
Expiring 04/04/23	MSC	CLP	96,440	121,645	121,255	—	(390)
Expiring 04/04/23	MSC	CLP	52,700	65,875	66,260	385	—
Expiring 04/04/23	MSC	CLP	27,400	34,080	34,451	371	—
Expiring 04/04/23	MSC	CLP	15,991	20,170	20,105	—	(65)
Expiring 04/04/23	SCS	CLP	16,690	21,116	20,985	—	(131)
Expiring 04/04/23	SCS	CLP	13,350	16,656	16,785	129	—
Expiring 04/04/23	SCS	CLP	8,010	9,961	10,071	110	—
Expiring 04/04/23	SCS	CLP	5,340	6,643	6,714	71	—
Expiring 05/03/23	SCS	CLP	13,550	16,897	16,985	88	—
Expiring 05/03/23	SCS	CLP	13,550	16,899	16,985	86	—
Expiring 06/15/23	GSI	CLP	2,277	2,788	2,840	52	—
Expiring 06/22/23	MSC	CLP	123,795	149,000	154,295	5,295	—
Expiring 06/22/23	UBS	CLP	117,806	146,000	146,831	831	—
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	218	31,732	31,728	—	(4)
Expiring 04/04/23	GSI	CNH	177	25,692	25,761	69	—
Expiring 04/04/23	GSI	CNH	134	19,453	19,503	50	—
Expiring 04/04/23	JPS	CNH	326	47,463	47,447	—	(16)
Expiring 04/04/23	JPS	CNH	269	39,187	39,151	—	(36)
Expiring 04/04/23	JPS	CNH	257	37,630	37,405	—	(225)
Expiring 04/04/23	JPS	CNH	180	26,190	26,197	7	—
Expiring 04/04/23	SG	CNH	178	25,842	25,906	64	—
Expiring 04/18/23	CITI	CNH	10,531	1,557,178	1,534,331	—	(22,847)
Expiring 04/18/23	CITI	CNH	6,994	1,023,428	1,019,048	—	(4,380)
Expiring 04/18/23	CITI	CNH	4,713	699,590	686,652	—	(12,938)
Expiring 04/18/23	CITI	CNH	4,548	661,346	662,592	1,246	—
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/18/23	CITI	CNH	2,682	$386,530	$390,835	$4,305	$—
Expiring 04/18/23	CITI	CNH	2,627	380,766	382,797	2,031	—
Expiring 04/18/23	CITI	CNH	2,301	342,536	335,261	—	(7,275)
Expiring 04/18/23	CITI	CNH	1,733	255,209	252,516	—	(2,693)
Expiring 04/18/23	CITI	CNH	455	66,115	66,261	146	—
Expiring 04/28/23	BOA	CNH	341	50,650	49,723	—	(927)
Expiring 05/04/23	GSI	CNH	702	102,152	102,413	261	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	195,030	42,081	41,855	—	(226)
Expiring 04/04/23	BNP	COP	169,739	36,534	36,427	—	(107)
Expiring 04/04/23	BNP	COP	89,350	19,049	19,175	126	—
Expiring 04/04/23	BNP	COP	19,791	4,221	4,247	26	—
Expiring 04/04/23	BNP	COP	9,441	2,017	2,026	9	—
Expiring 04/04/23	BNP	COP	6,622	1,415	1,421	6	—
Expiring 04/04/23	BOA	COP	267,457	57,566	57,398	—	(168)
Expiring 04/04/23	CITI	COP	189,900	40,059	40,754	695	—
Expiring 04/04/23	CITI	COP	53,496	11,423	11,481	58	—
Expiring 04/04/23	CITI	COP	32,336	6,808	6,940	132	—
Expiring 04/04/23	MSC	COP	64,594	13,625	13,863	238	—
Expiring 04/04/23	MSC	COP	64,535	13,609	13,849	240	—
Expiring 04/04/23	SCS	COP	32,335	6,843	6,939	96	—
Expiring 04/18/23	CITI	COP	656,411	135,161	140,458	5,297	—
Expiring 04/18/23	MSCS	COP	2,683,257	563,946	574,163	10,217	—
Expiring 05/03/23	BOA	COP	267,457	57,411	57,040	—	(371)
Expiring 06/21/23	DB	COP	3,050,576	631,491	644,217	12,726	—
Expiring 06/21/23	MSC	COP	2,689,441	553,531	567,953	14,422	—
Expiring 06/21/23	MSC	COP	2,482,561	511,910	524,264	12,354	—
Czech Koruna,
Expiring 04/04/23	CITI	CZK	910	41,199	42,043	844	—
Expiring 04/04/23	CITI	CZK	690	31,140	31,878	738	—
Expiring 04/04/23	CITI	CZK	610	26,742	28,183	1,441	—
Expiring 04/04/23	TD	CZK	1,515	70,042	69,994	—	(48)
Expiring 04/04/23	TD	CZK	1,000	46,232	46,200	—	(32)
Expiring 04/19/23	BOA	CZK	6,220	278,000	287,152	9,152	—
Expiring 04/19/23	HSBC	CZK	694	31,073	32,028	955	—
Expiring 04/19/23	MSC	CZK	6,749	304,000	311,578	7,578	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	361	52,685	52,565	—	(120)
Euro,
Expiring 04/04/23	BARC	EUR	169	181,381	183,252	1,871	—
Expiring 04/04/23	BOA	EUR	56	60,104	60,746	642	—
Expiring 04/04/23	BOA	EUR	37	39,504	40,136	632	—
Expiring 04/04/23	CITI	EUR	131	141,124	142,436	1,312	—
Expiring 04/04/23	CITI	EUR	102	109,153	110,347	1,194	—
Expiring 04/04/23	GS	EUR	256	272,198	277,750	5,552	—
Expiring 04/04/23	GSI	EUR	170	180,647	184,405	3,758	—
Expiring 04/04/23	GSI	EUR	74	78,951	80,271	1,320	—
Expiring 04/04/23	GSI	EUR	66	70,127	71,592	1,465	—
Expiring 04/04/23	HSBC	EUR	3,526	3,801,049	3,824,445	23,396	—
Expiring 04/04/23	HSBCS	EUR	15,729	17,051,730	17,061,812	10,082	—
Expiring 04/04/23	JPS	EUR	29	30,793	31,458	665	—
Expiring 04/04/23	MSC	EUR	50	52,869	54,237	1,368	—
Expiring 04/04/23	MSC	EUR	49	51,755	53,152	1,397	—
Expiring 04/04/23	SCS	EUR	157	166,964	170,304	3,340	—
Expiring 04/04/23	SSB	EUR	84	89,793	91,118	1,325	—
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/23	SSB	EUR	79	$84,498	$85,694	$1,196	$—
Expiring 04/04/23	SSB	EUR	65	70,131	70,508	377	—
Expiring 04/04/23	SSB	EUR	49	52,589	53,152	563	—
Expiring 04/04/23	SSB	EUR	49	51,898	53,153	1,255	—
Expiring 04/04/23	TD	EUR	2,466	2,633,614	2,674,959	41,345	—
Expiring 04/04/23	UBS	EUR	85	90,289	92,202	1,913	—
Expiring 04/18/23	BNP	EUR	1,520	1,650,621	1,650,093	—	(528)
Expiring 04/18/23	BNP	EUR	905	960,092	982,457	22,365	—
Expiring 04/18/23	BNP	EUR	611	662,551	663,294	743	—
Expiring 04/18/23	BNP	EUR	420	458,661	455,947	—	(2,714)
Expiring 04/19/23	BARC	EUR	97,962	103,850,628	106,352,595	2,501,967	—
Expiring 04/19/23	BARC	EUR	800	852,838	868,519	15,681	—
Expiring 04/19/23	HSBC	EUR	37	40,000	39,877	—	(123)
Expiring 04/19/23	MSC	EUR	171	181,962	185,749	3,787	—
Expiring 04/19/23	MSC	EUR	68	73,405	73,824	419	—
Expiring 04/19/23	MSC	EUR	65	72,000	70,891	—	(1,109)
Expiring 04/28/23	GSI	EUR	96	104,454	104,276	—	(178)
Expiring 04/28/23	JPS	EUR	96	104,512	104,275	—	(237)
Expiring 05/03/23	HSBCS	EUR	2,423	2,631,141	2,632,626	1,485	—
Expiring 05/03/23	HSBCS	EUR	9	9,773	9,779	6	—
Expiring 05/03/23	MSC	EUR	199	216,516	216,216	—	(300)
Expiring 05/03/23	MSC	EUR	158	170,481	171,669	1,188	—
Expiring 05/03/23	MSC	EUR	152	165,379	165,150	—	(229)
Expiring 05/03/23	MSC	EUR	92	99,268	99,960	692	—
Expiring 06/15/23	GSI	EUR	2,044	2,210,066	2,226,809	16,743	—
Expiring 06/15/23	GSI	EUR	294	320,616	319,998	—	(618)
Expiring 06/15/23	JPM	EUR	415	452,104	452,499	395	—
Expiring 06/15/23	JPM	EUR	305	333,266	332,682	—	(584)
Hungarian Forint,
Expiring 04/04/23	BOA	HUF	10,050	27,788	28,647	859	—
Expiring 04/04/23	BOA	HUF	10,050	27,800	28,646	846	—
Expiring 04/04/23	CA	HUF	9,700	27,430	27,649	219	—
Expiring 04/04/23	MSC	HUF	82,253	234,827	234,455	—	(372)
Expiring 04/04/23	MSC	HUF	33,247	93,304	94,768	1,464	—
Expiring 04/04/23	MSC	HUF	11,895	33,960	33,906	—	(54)
Expiring 04/19/23	HSBC	HUF	198,227	519,335	562,230	42,895	—
Expiring 04/19/23	HSBC	HUF	132,152	348,368	374,820	26,452	—
Expiring 04/19/23	HSBC	HUF	49,745	131,000	141,092	10,092	—
Expiring 04/19/23	HSBC	HUF	29,475	77,220	83,598	6,378	—
Expiring 04/19/23	HSBC	HUF	19,650	51,799	55,732	3,933	—
Expiring 04/19/23	JPS	HUF	79,401	210,845	225,204	14,359	—
Expiring 04/19/23	JPS	HUF	11,806	31,351	33,486	2,135	—
Expiring 04/19/23	TD	HUF	119,102	317,525	337,807	20,282	—
Expiring 04/19/23	TD	HUF	17,709	47,213	50,229	3,016	—
Indian Rupee,
Expiring 04/03/23	CITI	INR	4,610	56,268	56,105	—	(163)
Expiring 04/03/23	CITI	INR	2,400	29,049	29,209	160	—
Expiring 04/03/23	JPS	INR	4,060	49,111	49,411	300	—
Expiring 04/03/23	JPS	INR	3,100	37,612	37,727	115	—
Expiring 04/03/23	JPS	INR	1,731	20,906	21,067	161	—
Expiring 04/03/23	JPS	INR	1,221	14,863	14,860	—	(3)
Expiring 04/03/23	MSC	INR	19,491	236,655	237,210	555	—
Expiring 04/03/23	SCS	INR	2,369	28,836	28,832	—	(4)
Expiring 04/18/23	CITI	INR	118,685	1,424,964	1,443,370	18,406	—
Expiring 04/18/23	CITI	INR	26,208	316,856	318,729	1,873	—
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/18/23	CITI	INR	10,339	$124,841	$125,740	$899	$—
Expiring 05/03/23	MSC	INR	8,526	103,349	103,569	220	—
Expiring 05/03/23	MSC	INR	8,525	103,390	103,557	167	—
Expiring 05/03/23	SCS	INR	3,720	45,155	45,188	33	—
Expiring 06/15/23	BNP	INR	586	7,094	7,102	8	—
Expiring 06/21/23	BOA	INR	20,348	247,000	246,660	—	(340)
Expiring 06/21/23	CITI	INR	20,147	245,000	244,222	—	(778)
Expiring 06/21/23	JPS	INR	20,733	250,000	251,326	1,326	—
Expiring 06/21/23	MSC	INR	65,202	791,071	790,377	—	(694)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	394,000	26,307	26,326	19	—
Expiring 04/04/23	JPS	IDR	2,454,520	163,037	164,007	970	—
Expiring 04/04/23	JPS	IDR	512,000	33,542	34,211	669	—
Expiring 04/18/23	CITI	IDR	17,099,708	1,117,628	1,143,369	25,741	—
Expiring 04/18/23	CITI	IDR	2,139,912	137,566	143,085	5,519	—
Expiring 04/18/23	CITI	IDR	981,280	65,637	65,613	—	(24)
Expiring 05/03/23	JPS	IDR	118,000	7,836	7,884	48	—
Expiring 06/21/23	GS	IDR	8,423,573	544,507	562,658	18,151	—
Israeli Shekel,
Expiring 04/04/23	CITI	ILS	165	46,495	45,887	—	(608)
Expiring 04/04/23	HSBCS	ILS	254	70,829	70,637	—	(192)
Expiring 04/04/23	HSBCS	ILS	213	59,396	59,235	—	(161)
Expiring 06/21/23	CITI	ILS	2,321	648,753	647,655	—	(1,098)
Expiring 06/21/23	CITI	ILS	1,348	376,580	376,121	—	(459)
Expiring 06/21/23	CITI	ILS	118	32,938	32,898	—	(40)
Expiring 06/21/23	DB	ILS	203	56,933	56,647	—	(286)
Expiring 06/21/23	MSC	ILS	1,077	301,413	300,596	—	(817)
Expiring 06/21/23	MSC	ILS	94	26,363	26,292	—	(71)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	28,200	208,566	212,511	3,945	—
Expiring 04/04/23	BNP	JPY	127,504	946,079	960,848	14,769	—
Expiring 04/04/23	BNP	JPY	21,200	155,021	159,759	4,738	—
Expiring 04/04/23	BNP	JPY	14,200	103,821	107,009	3,188	—
Expiring 04/04/23	BNP	JPY	14,100	105,004	106,255	1,251	—
Expiring 04/04/23	BOA	JPY	14,100	106,062	106,255	193	—
Expiring 04/04/23	BOA	JPY	13,800	104,984	103,995	—	(989)
Expiring 04/04/23	CITI	JPY	14,200	103,914	107,009	3,095	—
Expiring 04/04/23	DB	JPY	11,600	85,732	87,416	1,684	—
Expiring 04/04/23	GSI	JPY	35,300	263,095	266,014	2,919	—
Expiring 04/04/23	GSI	JPY	28,200	212,184	212,510	326	—
Expiring 04/04/23	GSI	JPY	28,200	209,762	212,510	2,748	—
Expiring 04/04/23	GSI	JPY	28,000	211,577	211,003	—	(574)
Expiring 04/04/23	GSI	JPY	21,200	155,877	159,759	3,882	—
Expiring 04/04/23	GSI	JPY	20,900	159,715	157,498	—	(2,217)
Expiring 04/04/23	GSI	JPY	20,900	159,797	157,499	—	(2,298)
Expiring 04/04/23	GSI	JPY	20,800	157,046	156,745	—	(301)
Expiring 04/04/23	GSI	JPY	14,000	105,374	105,501	127	—
Expiring 04/04/23	GSI	JPY	14,000	105,437	105,502	65	—
Expiring 04/04/23	GSI	JPY	13,800	104,354	103,994	—	(360)
Expiring 04/04/23	GSI	JPY	7,700	57,272	58,025	753	—
Expiring 04/04/23	GSI	JPY	5,000	37,741	37,679	—	(62)
Expiring 04/04/23	GSI	JPY	3,500	26,844	26,375	—	(469)
Expiring 04/04/23	GSI	JPY	3,500	26,427	26,376	—	(51)
Expiring 04/04/23	GSI	JPY	3,500	26,792	26,375	—	(417)
Expiring 04/04/23	GSI	JPY	3,500	26,272	26,375	103	—
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	GSI	JPY	3,500	$26,328	$26,376	$48	$—
Expiring 04/04/23	GSI	JPY	1,800	13,460	13,565	105	—
Expiring 04/04/23	HSBCS	JPY	27,800	212,323	209,496	—	(2,827)
Expiring 04/04/23	HSBCS	JPY	5,425	40,509	40,881	372	—
Expiring 04/04/23	JPS	JPY	27,800	207,332	209,496	2,164	—
Expiring 04/04/23	JPS	JPY	14,100	103,486	106,255	2,769	—
Expiring 04/04/23	JPS	JPY	14,100	104,305	106,255	1,950	—
Expiring 04/04/23	JPS	JPY	14,000	105,614	105,501	—	(113)
Expiring 04/04/23	JPS	JPY	13,800	104,220	103,994	—	(226)
Expiring 04/04/23	JPS	JPY	13,800	104,220	103,994	—	(226)
Expiring 04/04/23	JPS	JPY	13,800	104,220	103,994	—	(226)
Expiring 04/04/23	JPS	JPY	1,700	12,958	12,811	—	(147)
Expiring 04/04/23	JPS	JPY	1,700	12,917	12,811	—	(106)
Expiring 04/04/23	MSC	JPY	437,279	3,291,797	3,295,257	3,460	—
Expiring 04/04/23	MSC	JPY	13,900	105,915	104,748	—	(1,167)
Expiring 04/04/23	MSC	JPY	3,900	29,941	29,390	—	(551)
Expiring 04/04/23	SSB	JPY	3,500	26,341	26,375	34	—
Expiring 04/04/23	UBS	JPY	21,200	155,563	159,759	4,196	—
Expiring 04/18/23	CITI	JPY	4,400	33,817	33,234	—	(583)
Expiring 04/18/23	GSB	JPY	513,321	3,924,919	3,877,179	—	(47,740)
Expiring 04/18/23	GSB	JPY	13,861	103,514	104,694	1,180	—
Expiring 04/18/23	GSB	JPY	3,911	29,627	29,540	—	(87)
Expiring 04/18/23	MSCS	JPY	31,900	247,933	240,945	—	(6,988)
Expiring 04/19/23	BARC	JPY	3,338,134	24,668,546	25,217,661	549,115	—
Expiring 04/19/23	BARC	JPY	334,377	2,489,438	2,526,023	36,585	—
Expiring 04/19/23	BARC	JPY	74,210	585,887	560,616	—	(25,271)
Expiring 04/19/23	CITI	JPY	12,755	95,000	96,356	1,356	—
Expiring 04/19/23	CITI	JPY	9,569	73,000	72,285	—	(715)
Expiring 04/19/23	CITI	JPY	6,412	48,000	48,439	439	—
Expiring 04/19/23	CITI	JPY	6,402	48,000	48,364	364	—
Expiring 04/19/23	GS	JPY	9,725	72,000	73,465	1,465	—
Expiring 04/19/23	GS	JPY	8,901	70,280	67,245	—	(3,035)
Expiring 04/19/23	MSC	JPY	11,619	87,000	87,777	777	—
Expiring 04/19/23	MSC	JPY	9,775	73,000	73,841	841	—
Expiring 04/19/23	MSC	JPY	9,645	72,000	72,862	862	—
Expiring 04/19/23	MSCS	JPY	1,297,470	9,587,887	9,801,630	213,743	—
Expiring 04/19/23	MSCS	JPY	424,404	3,186,115	3,206,123	20,008	—
Expiring 04/19/23	MSCS	JPY	378,208	2,790,013	2,857,138	67,125	—
Expiring 04/19/23	MSCS	JPY	175,282	1,292,273	1,324,151	31,878	—
Expiring 04/19/23	MSCS	JPY	163,966	1,229,752	1,238,671	8,919	—
Expiring 04/19/23	MSCS	JPY	113,490	868,088	857,353	—	(10,735)
Expiring 04/19/23	MSCS	JPY	103,140	764,360	779,166	14,806	—
Expiring 04/19/23	MSCS	JPY	98,947	743,558	747,488	3,930	—
Expiring 05/02/23	BARC	JPY	13,800	104,479	104,474	—	(5)
Expiring 05/02/23	GSI	JPY	7,000	53,162	52,994	—	(168)
Expiring 05/02/23	GSI	JPY	7,000	53,017	52,994	—	(23)
Expiring 05/02/23	GSI	JPY	3,600	27,632	27,254	—	(378)
Expiring 05/02/23	GSI	JPY	3,500	26,490	26,497	7	—
Expiring 05/02/23	JPS	JPY	14,000	105,484	105,987	503	—
Expiring 05/02/23	MSC	JPY	132,604	1,002,250	1,003,887	1,637	—
Expiring 05/02/23	MSC	JPY	13,900	105,261	105,230	—	(31)
Expiring 06/15/23	BARC	JPY	446,339	3,395,519	3,399,586	4,067	—
Expiring 06/15/23	BARC	JPY	101,149	763,389	770,410	7,021	—
Expiring 06/15/23	BNP	JPY	135,076	1,019,445	1,028,824	9,379	—
Expiring 06/15/23	GSI	JPY	810,736	6,118,533	6,175,055	56,522	—
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/15/23	JPM	JPY	152,614	$1,151,812	$1,162,397	$10,585	$—
Expiring 06/15/23	JPM	JPY	92,977	709,385	708,166	—	(1,219)
Malaysian Ringgit,
Expiring 04/04/23	HSBCS	MYR	1,315	298,321	298,345	24	—
Expiring 04/18/23	MSCS	MYR	1,479	340,443	336,031	—	(4,412)
Mexican Peso,
Expiring 04/04/23	GSI	MXN	1,160	63,277	64,321	1,044	—
Expiring 04/04/23	GSI	MXN	780	41,100	43,251	2,151	—
Expiring 04/04/23	SSB	MXN	1,200	63,733	66,541	2,808	—
Expiring 04/04/23	SSB	MXN	550	29,564	30,497	933	—
Expiring 04/04/23	UBS	MXN	3,003	165,893	166,515	622	—
Expiring 04/04/23	UBS	MXN	2,725	150,536	151,101	565	—
Expiring 04/18/23	GSB	MXN	3,913	215,753	216,407	654	—
Expiring 04/18/23	GSB	MXN	1,114	59,156	61,602	2,446	—
Expiring 06/15/23	BARC	MXN	6,293	330,363	344,071	13,708	—
Expiring 06/15/23	BNP	MXN	19,604	1,029,179	1,071,779	42,600	—
Expiring 06/15/23	GSI	MXN	8,293	435,381	453,398	18,017	—
Expiring 06/15/23	JPM	MXN	6,513	341,889	356,077	14,188	—
Expiring 06/15/23	UAG	MXN	9,098	477,601	497,422	19,821	—
Expiring 06/21/23	JPS	MXN	16,557	901,529	904,156	2,627	—
Expiring 06/21/23	JPS	MXN	1,947	105,997	106,306	309	—
New Taiwanese Dollar,
Expiring 04/18/23	BOA	TWD	9,573	316,531	313,845	—	(2,686)
Expiring 04/18/23	BOA	TWD	2,581	84,027	84,622	595	—
Expiring 05/03/23	CITI	TWD	844	27,987	27,720	—	(267)
Expiring 06/15/23	UAG	TWD	178	5,823	5,863	40	—
Expiring 06/21/23	MSC	TWD	6,244	206,374	206,311	—	(63)
New Zealand Dollar,
Expiring 04/04/23	BNP	NZD	115	70,830	71,911	1,081	—
Expiring 04/04/23	BOA	NZD	45	27,696	28,139	443	—
Expiring 04/04/23	GSI	NZD	510	312,219	318,910	6,691	—
Expiring 04/04/23	GSI	NZD	500	312,835	312,658	—	(177)
Expiring 04/04/23	GSI	NZD	335	204,798	209,481	4,683	—
Expiring 04/04/23	GSI	NZD	170	104,503	106,303	1,800	—
Expiring 04/04/23	GSI	NZD	170	105,008	106,303	1,295	—
Expiring 04/04/23	GSI	NZD	170	103,834	106,303	2,469	—
Expiring 04/04/23	GSI	NZD	170	106,089	106,303	214	—
Expiring 04/04/23	GSI	NZD	170	105,717	106,304	587	—
Expiring 04/04/23	GSI	NZD	170	105,375	106,304	929	—
Expiring 04/04/23	GSI	NZD	170	103,867	106,304	2,437	—
Expiring 04/04/23	GSI	NZD	170	106,154	106,304	150	—
Expiring 04/04/23	GSI	NZD	165	102,090	103,177	1,087	—
Expiring 04/04/23	GSI	NZD	165	102,105	103,177	1,072	—
Expiring 04/04/23	GSI	NZD	20	12,545	12,507	—	(38)
Expiring 04/04/23	JPS	NZD	20	12,506	12,506	—	—
Expiring 04/04/23	JPS	NZD	20	12,361	12,507	146	—
Expiring 04/04/23	MSC	NZD	345	213,507	215,734	2,227	—
Expiring 04/04/23	MSC	NZD	340	213,117	212,607	—	(510)
Expiring 04/04/23	MSC	NZD	170	105,331	106,304	973	—
Expiring 04/04/23	MSC	NZD	45	27,947	28,139	192	—
Expiring 04/04/23	SSB	NZD	20	12,393	12,507	114	—
Expiring 04/04/23	UBS	NZD	1,419	886,875	887,323	448	—
Expiring 04/04/23	UBS	NZD	347	216,875	216,984	109	—
Expiring 04/04/23	UBS	NZD	165	102,336	103,177	841	—
Expiring 04/04/23	UBS	NZD	50	31,266	31,266	—	—
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/19/23	BARC	NZD	5,300	$3,311,887	$3,314,231	$2,344	$—
Expiring 04/19/23	BARC	NZD	1,700	1,060,118	1,063,055	2,937	—
Expiring 04/19/23	BARC	NZD	1,600	990,908	1,000,523	9,615	—
Expiring 04/19/23	BARC	NZD	1,400	854,933	875,457	20,524	—
Expiring 04/19/23	BARC	NZD	700	439,783	437,728	—	(2,055)
Expiring 04/19/23	MSC	NZD	214	136,049	134,024	—	(2,025)
Expiring 04/19/23	MSC	NZD	111	72,000	69,480	—	(2,520)
Expiring 04/19/23	MSCS	NZD	52,965	32,471,440	33,120,338	648,898	—
Expiring 04/19/23	MSCS	NZD	5,300	3,311,530	3,314,230	2,700	—
Expiring 04/19/23	MSCS	NZD	4,000	2,475,120	2,501,306	26,186	—
Expiring 04/19/23	MSCS	NZD	3,800	2,360,575	2,376,240	15,665	—
Expiring 04/19/23	MSCS	NZD	3,500	2,160,389	2,188,643	28,254	—
Expiring 04/19/23	MSCS	NZD	2,200	1,366,774	1,375,718	8,944	—
Expiring 04/19/23	MSCS	NZD	2,100	1,306,624	1,313,185	6,561	—
Expiring 04/19/23	MSCS	NZD	2,000	1,243,250	1,250,653	7,403	—
Expiring 04/19/23	MSCS	NZD	1,300	795,367	812,924	17,557	—
Expiring 04/19/23	MSCS	NZD	300	183,835	187,598	3,763	—
Expiring 05/03/23	JPS	NZD	170	106,341	106,305	—	(36)
Expiring 06/15/23	GSI	NZD	80	50,212	50,107	—	(105)
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	1,070	103,793	102,217	—	(1,576)
Expiring 04/04/23	CITI	NOK	520	49,431	49,676	245	—
Expiring 04/04/23	CITI	NOK	480	46,610	45,854	—	(756)
Expiring 04/04/23	GSI	NOK	1,130	105,980	107,949	1,969	—
Expiring 04/04/23	GSI	NOK	1,130	105,783	107,949	2,166	—
Expiring 04/04/23	GSI	NOK	270	25,726	25,794	68	—
Expiring 04/04/23	JPS	NOK	130	12,436	12,419	—	(17)
Expiring 04/04/23	JPS	NOK	130	12,460	12,419	—	(41)
Expiring 04/04/23	UBS	NOK	1,688	161,717	161,256	—	(461)
Expiring 04/04/23	UBS	NOK	1,197	116,076	114,350	—	(1,726)
Expiring 04/04/23	UBS	NOK	320	30,056	30,570	514	—
Expiring 04/18/23	MSCS	NOK	1,084	108,735	103,581	—	(5,154)
Expiring 04/19/23	BARC	NOK	22,242	2,104,528	2,126,246	21,718	—
Expiring 04/19/23	BARC	NOK	21,826	2,093,892	2,086,503	—	(7,389)
Expiring 04/19/23	BARC	NOK	21,687	2,088,112	2,073,239	—	(14,873)
Expiring 04/19/23	BARC	NOK	19,201	1,791,540	1,835,537	43,997	—
Expiring 04/19/23	BARC	NOK	17,823	1,711,762	1,703,844	—	(7,918)
Expiring 04/19/23	BARC	NOK	14,299	1,359,150	1,366,931	7,781	—
Expiring 04/19/23	BARC	NOK	11,583	1,118,794	1,107,297	—	(11,497)
Expiring 04/19/23	CITI	NOK	858	86,959	82,005	—	(4,954)
Expiring 04/19/23	MSCS	NOK	149,795	14,084,224	14,319,978	235,754	—
Expiring 04/19/23	MSCS	NOK	66,102	6,187,629	6,319,165	131,536	—
Expiring 04/19/23	MSCS	NOK	31,811	3,063,832	3,041,094	—	(22,738)
Expiring 04/19/23	MSCS	NOK	30,665	2,947,358	2,931,538	—	(15,820)
Expiring 04/19/23	MSCS	NOK	28,577	2,668,118	2,731,869	63,751	—
Expiring 04/19/23	MSCS	NOK	27,200	2,557,219	2,600,260	43,041	—
Expiring 04/19/23	MSCS	NOK	25,233	2,399,716	2,412,184	12,468	—
Expiring 04/19/23	MSCS	NOK	21,524	2,020,731	2,057,676	36,945	—
Expiring 04/19/23	MSCS	NOK	14,440	1,363,689	1,380,404	16,715	—
Expiring 04/19/23	MSCS	NOK	2,874	268,075	274,702	6,627	—
Expiring 05/03/23	GSI	NOK	1,090	104,474	104,270	—	(204)
Expiring 05/03/23	UBS	NOK	3,957	379,597	378,525	—	(1,072)
Expiring 06/15/23	BOA	NOK	62	5,910	5,949	39	—
Expiring 06/15/23	GSI	NOK	31	2,928	2,949	21	—
Expiring 06/15/23	UAG	NOK	38	3,618	3,644	26	—
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	83	$22,062	$22,051	$—	$(11)
Expiring 04/04/23	BARC	PEN	7	1,833	1,860	27	—
Expiring 04/04/23	BOA	PEN	83	22,110	22,052	—	(58)
Expiring 04/04/23	BOA	PEN	7	1,861	1,860	—	(1)
Expiring 05/03/23	BOA	PEN	7	1,861	1,856	—	(5)
Philippine Peso,
Expiring 04/04/23	MSC	PHP	1,400	25,397	25,778	381	—
Expiring 05/03/23	MSC	PHP	1,400	25,720	25,788	68	—
Expiring 06/21/23	CITI	PHP	18,466	337,000	339,853	2,853	—
Expiring 06/21/23	JPS	PHP	10,797	198,830	198,707	—	(123)
Polish Zloty,
Expiring 04/04/23	BOA	PLN	180	41,397	41,691	294	—
Expiring 04/04/23	BOA	PLN	155	36,084	35,901	—	(183)
Expiring 04/04/23	BOA	PLN	152	35,150	35,205	55	—
Expiring 04/04/23	BOA	PLN	120	27,303	27,794	491	—
Expiring 04/04/23	BOA	PLN	28	6,481	6,485	4	—
Expiring 04/04/23	MSC	PLN	425	98,695	98,438	—	(257)
Expiring 04/04/23	MSC	PLN	130	29,660	30,110	450	—
Expiring 04/18/23	MSCS	PLN	2,851	636,384	659,770	23,386	—
Expiring 04/18/23	MSCS	PLN	163	36,713	37,794	1,081	—
Expiring 04/19/23	HSBC	PLN	982	222,000	227,285	5,285	—
Expiring 04/19/23	MSC	PLN	904	205,466	209,137	3,671	—
Expiring 05/02/23	MSC	PLN	85	19,705	19,653	—	(52)
Romanian Leu,
Expiring 04/04/23	BNP	RON	95	20,842	20,819	—	(23)
Singapore Dollar,
Expiring 04/04/23	BARC	SGD	45	33,353	33,819	466	—
Expiring 04/04/23	HSBCS	SGD	45	33,421	33,819	398	—
Expiring 04/04/23	HSBCS	SGD	40	29,802	30,061	259	—
Expiring 04/04/23	JPS	SGD	80	59,470	60,121	651	—
Expiring 04/04/23	JPS	SGD	66	48,868	49,600	732	—
Expiring 04/04/23	MSC	SGD	226	169,963	169,844	—	(119)
Expiring 04/18/23	CITI	SGD	905	674,759	680,427	5,668	—
Expiring 04/18/23	CITI	SGD	444	335,180	334,145	—	(1,035)
Expiring 04/19/23	BARC	SGD	2,586	1,920,787	1,944,068	23,281	—
Expiring 04/19/23	BARC	SGD	768	578,800	577,549	—	(1,251)
Expiring 04/19/23	BARC	SGD	720	541,617	541,261	—	(356)
Expiring 04/19/23	BARC	SGD	297	221,426	223,659	2,233	—
Expiring 04/19/23	BARC	SGD	189	140,756	142,248	1,492	—
Expiring 04/19/23	BARC	SGD	178	132,927	134,045	1,118	—
Expiring 04/19/23	BARC	SGD	133	99,993	100,323	330	—
Expiring 04/19/23	BARC	SGD	51	38,277	38,344	67	—
Expiring 05/03/23	JPS	SGD	52	39,136	39,115	—	(21)
Expiring 05/03/23	JPS	SGD	35	26,345	26,328	—	(17)
Expiring 05/03/23	MSC	SGD	131	98,603	98,539	—	(64)
Expiring 06/15/23	JPM	SGD	12	8,976	9,062	86	—
Expiring 06/21/23	BOA	SGD	508	381,000	383,100	2,100	—
Expiring 06/21/23	HSBC	SGD	41	30,129	30,614	485	—
South African Rand,
Expiring 04/04/23	GSI	ZAR	1,200	64,165	67,374	3,209	—
Expiring 04/04/23	MSC	ZAR	7,180	395,113	403,119	8,006	—
Expiring 04/18/23	GSB	ZAR	16,221	947,034	909,603	—	(37,431)
Expiring 04/18/23	GSB	ZAR	2,481	143,423	139,101	—	(4,322)
Expiring 06/13/23	GSB	ZAR	5,492	293,467	306,443	12,976	—
Expiring 06/15/23	UAG	ZAR	113	6,186	6,323	137	—
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/21/23	JPS	ZAR	8,134	$434,126	$453,528	$19,402	$—
Expiring 06/21/23	JPS	ZAR	811	43,293	45,228	1,935	—
Expiring 06/21/23	TD	ZAR	8,872	482,222	494,680	12,458	—
Expiring 06/21/23	TD	ZAR	885	48,089	49,331	1,242	—
South Korean Won,
Expiring 04/04/23	BARC	KRW	205,120	158,345	157,271	—	(1,074)
Expiring 04/04/23	BARC	KRW	34,380	26,728	26,360	—	(368)
Expiring 04/04/23	BARC	KRW	34,130	25,895	26,168	273	—
Expiring 04/04/23	BNP	KRW	818,061	628,248	627,227	—	(1,021)
Expiring 04/04/23	BNP	KRW	269,740	208,229	206,816	—	(1,413)
Expiring 04/04/23	BNP	KRW	79,470	60,147	60,932	785	—
Expiring 04/04/23	BOA	KRW	135,850	104,460	104,160	—	(300)
Expiring 04/04/23	CITI	KRW	136,790	104,332	104,880	548	—
Expiring 04/04/23	CITI	KRW	136,530	103,628	104,681	1,053	—
Expiring 04/04/23	GSI	KRW	136,530	103,538	104,681	1,143	—
Expiring 04/04/23	GSI	KRW	61,483	47,463	47,141	—	(322)
Expiring 04/04/23	GSI	KRW	34,200	26,037	26,222	185	—
Expiring 04/04/23	JPS	KRW	274,160	211,185	210,205	—	(980)
Expiring 04/04/23	JPS	KRW	136,810	103,872	104,895	1,023	—
Expiring 04/04/23	JPS	KRW	134,670	103,704	103,255	—	(449)
Expiring 04/04/23	JPS	KRW	38,480	29,191	29,503	312	—
Expiring 04/04/23	JPS	KRW	34,340	26,224	26,330	106	—
Expiring 04/04/23	JPS	KRW	34,230	26,332	26,245	—	(87)
Expiring 04/04/23	MSC	KRW	275,350	212,560	211,118	—	(1,442)
Expiring 04/04/23	MSC	KRW	137,020	105,493	105,056	—	(437)
Expiring 04/18/23	BOA	KRW	504,260	396,010	386,369	—	(9,641)
Expiring 04/18/23	BOA	KRW	352,052	276,744	269,746	—	(6,998)
Expiring 04/18/23	CITI	KRW	828,120	637,462	634,516	—	(2,946)
Expiring 05/03/23	BNP	KRW	349,210	268,713	267,825	—	(888)
Expiring 05/03/23	CITI	KRW	136,480	104,904	104,673	—	(231)
Expiring 06/15/23	UAG	KRW	2,957	2,253	2,273	20	—
Expiring 06/21/23	CITI	KRW	99,948	76,101	76,878	777	—
Expiring 06/21/23	HSBC	KRW	336,321	258,000	258,692	692	—
Expiring 06/21/23	JPS	KRW	234,319	178,000	180,234	2,234	—
Expiring 06/21/23	MSC	KRW	468,000	360,000	359,976	—	(24)
Swedish Krona,
Expiring 04/04/23	BARC	SEK	1,026	98,455	98,876	421	—
Expiring 04/04/23	BNP	SEK	2,962	285,330	285,449	119	—
Expiring 04/04/23	CITI	SEK	1,080	103,568	104,080	512	—
Expiring 04/04/23	CITI	SEK	650	61,847	62,641	794	—
Expiring 04/04/23	CITI	SEK	589	55,437	56,762	1,325	—
Expiring 04/04/23	CITI	SEK	560	52,895	53,968	1,073	—
Expiring 04/04/23	CITI	SEK	331	31,070	31,899	829	—
Expiring 04/04/23	GSI	SEK	1,100	102,814	106,007	3,193	—
Expiring 04/04/23	GSI	SEK	1,090	106,447	105,044	—	(1,403)
Expiring 04/04/23	GSI	SEK	280	26,377	26,984	607	—
Expiring 04/04/23	GSI	SEK	280	26,516	26,984	468	—
Expiring 04/04/23	JPS	SEK	1,120	106,059	107,935	1,876	—
Expiring 04/04/23	JPS	SEK	1,100	102,883	106,007	3,124	—
Expiring 04/04/23	JPS	SEK	280	26,535	26,984	449	—
Expiring 04/04/23	JPS	SEK	280	26,858	26,983	125	—
Expiring 04/04/23	JPS	SEK	70	6,618	6,746	128	—
Expiring 04/04/23	JPS	SEK	70	6,581	6,746	165	—
Expiring 04/04/23	UBS	SEK	660	63,625	63,604	—	(21)
Expiring 04/19/23	BARC	SEK	28,168	2,746,530	2,716,898	—	(29,632)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/19/23	BARC	SEK	17,953	$1,695,438	$1,731,629	$36,191	$—
Expiring 04/19/23	BARC	SEK	17,394	1,651,134	1,677,648	26,514	—
Expiring 04/19/23	BARC	SEK	12,636	1,225,145	1,218,797	—	(6,348)
Expiring 04/19/23	BARC	SEK	798	76,363	76,954	591	—
Expiring 04/19/23	JPS	SEK	985	94,551	95,018	467	—
Expiring 04/19/23	MSCS	SEK	484,809	45,446,873	46,760,942	1,314,069	—
Expiring 04/19/23	MSCS	SEK	40,279	3,889,671	3,884,972	—	(4,699)
Expiring 04/19/23	MSCS	SEK	23,804	2,291,947	2,295,949	4,002	—
Expiring 04/19/23	MSCS	SEK	20,198	1,944,756	1,948,145	3,389	—
Expiring 04/19/23	MSCS	SEK	18,288	1,722,542	1,763,961	41,419	—
Expiring 04/19/23	MSCS	SEK	17,743	1,712,064	1,711,311	—	(753)
Expiring 04/19/23	MSCS	SEK	14,957	1,425,785	1,442,664	16,879	—
Expiring 04/19/23	MSCS	SEK	9,938	925,086	958,501	33,415	—
Expiring 04/19/23	MSCS	SEK	7,653	740,218	738,180	—	(2,038)
Expiring 04/19/23	MSCS	SEK	5,579	523,094	538,107	15,013	—
Expiring 04/19/23	MSCS	SEK	3,849	372,930	371,260	—	(1,670)
Expiring 05/03/23	BARC	SEK	992	95,353	95,755	402	—
Expiring 06/15/23	GSI	SEK	2,769	265,547	267,819	2,272	—
Expiring 06/15/23	UAG	SEK	521	50,007	50,423	416	—
Swiss Franc,
Expiring 04/04/23	BARC	CHF	10	11,006	10,934	—	(72)
Expiring 04/04/23	BNP	CHF	232	253,139	253,674	535	—
Expiring 04/04/23	BNP	CHF	197	214,950	215,404	454	—
Expiring 04/04/23	BOA	CHF	95	103,540	103,876	336	—
Expiring 04/04/23	BOA	CHF	10	10,640	10,934	294	—
Expiring 04/04/23	CITI	CHF	195	208,174	213,217	5,043	—
Expiring 04/04/23	CITI	CHF	190	207,991	207,750	—	(241)
Expiring 04/04/23	CITI	CHF	145	157,692	158,546	854	—
Expiring 04/04/23	CITI	CHF	95	102,427	103,875	1,448	—
Expiring 04/04/23	GSI	CHF	190	206,603	207,751	1,148	—
Expiring 04/04/23	GSI	CHF	95	103,315	103,875	560	—
Expiring 04/04/23	GSI	CHF	95	101,239	103,875	2,636	—
Expiring 04/04/23	GSI	CHF	95	103,976	103,875	—	(101)
Expiring 04/04/23	GSI	CHF	25	27,043	27,335	292	—
Expiring 04/04/23	GSI	CHF	25	27,373	27,336	—	(37)
Expiring 04/04/23	GSI	CHF	10	10,863	10,934	71	—
Expiring 04/04/23	GSI	CHF	10	10,812	10,935	123	—
Expiring 04/04/23	GSI	CHF	10	10,862	10,934	72	—
Expiring 04/04/23	JPS	CHF	100	109,705	109,342	—	(363)
Expiring 04/04/23	JPS	CHF	95	103,410	103,875	465	—
Expiring 04/04/23	JPS	CHF	95	103,017	103,876	859	—
Expiring 04/04/23	JPS	CHF	25	26,873	27,336	463	—
Expiring 04/04/23	JPS	CHF	10	10,910	10,934	24	—
Expiring 04/04/23	JPS	CHF	10	10,794	10,935	141	—
Expiring 04/04/23	MSC	CHF	190	208,167	207,751	—	(416)
Expiring 04/04/23	MSC	CHF	100	108,279	109,342	1,063	—
Expiring 04/04/23	MSC	CHF	95	103,889	103,875	—	(14)
Expiring 04/04/23	MSC	CHF	95	103,232	103,875	643	—
Expiring 04/04/23	MSC	CHF	10	10,942	10,934	—	(8)
Expiring 04/04/23	UBS	CHF	295	319,442	322,560	3,118	—
Expiring 04/04/23	UBS	CHF	195	210,529	213,218	2,689	—
Expiring 04/04/23	UBS	CHF	195	210,757	213,217	2,460	—
Expiring 04/04/23	UBS	CHF	195	210,888	213,217	2,329	—
Expiring 04/04/23	UBS	CHF	95	103,217	103,875	658	—
Expiring 04/04/23	UBS	CHF	95	101,922	103,875	1,953	—
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	UBS	CHF	95	$101,253	$103,875	$2,622	$—
Expiring 04/19/23	BARC	CHF	1,731	1,890,743	1,895,687	4,944	—
Expiring 04/19/23	BARC	CHF	140	153,262	153,417	155	—
Expiring 04/19/23	BARC	CHF	55	59,154	60,025	871	—
Expiring 04/19/23	MSCS	CHF	4,297	4,696,469	4,705,868	9,399	—
Expiring 04/19/23	MSCS	CHF	2,768	3,016,069	3,031,223	15,154	—
Expiring 04/19/23	MSCS	CHF	507	552,369	555,770	3,401	—
Expiring 06/15/23	BARC	CHF	31	34,433	34,310	—	(123)
Expiring 06/15/23	GSI	CHF	1,419	1,569,775	1,564,064	—	(5,711)
Expiring 06/15/23	JPM	CHF	370	409,120	407,658	—	(1,462)
Thai Baht,
Expiring 04/04/23	BARC	THB	2,574	75,329	75,304	—	(25)
Expiring 04/04/23	BARC	THB	1,496	43,781	43,767	—	(14)
Expiring 04/04/23	BARC	THB	950	27,810	27,793	—	(17)
Expiring 06/21/23	GS	THB	4,873	142,000	143,707	1,707	—
Expiring 06/21/23	MSC	THB	1,074	30,870	31,672	802	—
Turkish Lira,
Expiring 04/04/23	BARC	TRY	4	208	208	—	—
				$564,930,563	$573,144,363	8,904,639	(690,839)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	1,011	$682,113	$675,901	$6,212	$—
Expiring 04/04/23	BARC	AUD	36	24,289	24,068	221	—
Expiring 04/04/23	GSI	AUD	155	102,460	103,624	—	(1,164)
Expiring 04/04/23	JPS	AUD	40	26,593	26,742	—	(149)
Expiring 04/04/23	JPS	AUD	40	26,488	26,741	—	(253)
Expiring 04/04/23	TD	AUD	128	85,722	85,574	148	—
Expiring 04/04/23	UBS	AUD	315	209,248	210,592	—	(1,344)
Expiring 04/04/23	UBS	AUD	310	209,065	207,250	1,815	—
Expiring 04/04/23	UBS	AUD	142	95,815	94,933	882	—
Expiring 04/04/23	UBS	AUD	85	57,091	56,826	265	—
Expiring 04/18/23	MSCS	AUD	344	227,252	229,889	—	(2,637)
Expiring 04/18/23	MSCS	AUD	278	187,555	186,046	1,509	—
Expiring 04/18/23	MSCS	AUD	196	132,377	131,288	1,089	—
Expiring 04/19/23	BARC	AUD	2,900	1,948,782	1,939,822	8,960	—
Expiring 04/19/23	BARC	AUD	2,400	1,606,868	1,605,369	1,499	—
Expiring 04/19/23	BARC	AUD	2,100	1,405,699	1,404,699	1,000	—
Expiring 04/19/23	BARC	AUD	1,300	880,285	869,576	10,709	—
Expiring 04/19/23	BARC	AUD	900	598,640	602,013	—	(3,373)
Expiring 04/19/23	BARC	AUD	700	467,407	468,233	—	(826)
Expiring 04/19/23	BARC	AUD	300	200,203	200,671	—	(468)
Expiring 04/19/23	BARC	AUD	100	66,617	66,891	—	(274)
Expiring 04/19/23	BNP	AUD	203	144,000	135,594	8,406	—
Expiring 04/19/23	BNP	AUD	100	71,000	66,730	4,270	—
Expiring 04/19/23	CITI	AUD	217	145,899	145,152	747	—
Expiring 04/19/23	CITI	AUD	101	71,000	67,561	3,439	—
Expiring 04/19/23	JPS	AUD	322	214,000	215,300	—	(1,300)
Expiring 04/19/23	JPS	AUD	220	147,119	147,159	—	(40)
Expiring 04/19/23	JPS	AUD	102	71,494	68,228	3,266	—
Expiring 04/19/23	JPS	AUD	100	71,004	66,890	4,114	—
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/19/23	MSC	AUD	101	$71,204	$67,559	$3,645	$—
Expiring 04/19/23	MSCS	AUD	19,566	12,949,508	13,087,842	—	(138,334)
Expiring 04/19/23	MSCS	AUD	2,300	1,534,264	1,538,480	—	(4,216)
Expiring 04/19/23	MSCS	AUD	1,400	936,101	936,466	—	(365)
Expiring 04/19/23	MSCS	AUD	900	607,179	602,013	5,166	—
Expiring 04/19/23	MSCS	AUD	900	600,510	602,014	—	(1,504)
Expiring 05/03/23	GSI	AUD	40	26,747	26,769	—	(22)
Expiring 05/03/23	TD	AUD	953	638,886	637,787	1,099	—
Expiring 05/03/23	TD	AUD	178	119,330	119,125	205	—
Expiring 05/03/23	UBS	AUD	18	12,056	12,046	10	—
Expiring 06/15/23	JPM	AUD	328	220,379	219,760	619	—
Brazilian Real,
Expiring 04/04/23	CITI	BRL	336	64,000	66,218	—	(2,218)
Expiring 04/04/23	CITI	BRL	201	38,300	39,635	—	(1,335)
Expiring 04/04/23	CITI	BRL	155	29,932	30,565	—	(633)
Expiring 04/04/23	CITI	BRL	144	27,460	28,396	—	(936)
Expiring 04/04/23	CITI	BRL	103	19,328	20,310	—	(982)
Expiring 04/04/23	CITI	BRL	86	16,350	16,959	—	(609)
Expiring 04/04/23	CITI	BRL	63	11,978	12,423	—	(445)
Expiring 04/04/23	CITI	BRL	58	11,027	11,437	—	(410)
Expiring 04/04/23	CITI	BRL	51	9,579	10,056	—	(477)
Expiring 04/04/23	CITI	BRL	51	9,554	10,057	—	(503)
Expiring 04/04/23	CITI	BRL	23	4,371	4,536	—	(165)
Expiring 04/04/23	GSI	BRL	530	104,322	104,511	—	(189)
Expiring 04/18/23	CITI	BRL	2,675	515,380	526,231	—	(10,851)
Expiring 04/18/23	CITI	BRL	868	166,470	170,733	—	(4,263)
Expiring 05/03/23	HSBC	BRL	746	145,000	146,359	—	(1,359)
Expiring 06/15/23	GSI	BRL	48,016	9,230,169	9,341,141	—	(110,972)
Expiring 06/15/23	GSI	BRL	2,870	558,694	558,351	343	—
British Pound,
Expiring 04/04/23	BARC	GBP	87	104,301	107,332	—	(3,031)
Expiring 04/04/23	BARC	GBP	22	27,012	27,142	—	(130)
Expiring 04/04/23	BARC	GBP	11	13,271	13,571	—	(300)
Expiring 04/04/23	BNP	GBP	2,545	3,064,720	3,139,771	—	(75,051)
Expiring 04/04/23	BNP	GBP	143	172,202	176,419	—	(4,217)
Expiring 04/04/23	BOA	GBP	69	83,654	85,125	—	(1,471)
Expiring 04/04/23	GSI	GBP	87	103,682	107,332	—	(3,650)
Expiring 04/04/23	GSI	GBP	87	105,321	107,332	—	(2,011)
Expiring 04/04/23	GSI	GBP	87	103,727	107,332	—	(3,605)
Expiring 04/04/23	GSI	GBP	86	103,706	106,099	—	(2,393)
Expiring 04/04/23	GSI	GBP	65	79,686	80,190	—	(504)
Expiring 04/04/23	GSI	GBP	45	53,313	55,517	—	(2,204)
Expiring 04/04/23	GSI	GBP	29	35,446	35,778	—	(332)
Expiring 04/04/23	GSI	GBP	22	26,928	27,141	—	(213)
Expiring 04/04/23	GSI	GBP	11	13,518	13,571	—	(53)
Expiring 04/04/23	JPS	GBP	22	26,391	27,142	—	(751)
Expiring 04/04/23	JPS	GBP	22	26,602	27,141	—	(539)
Expiring 04/04/23	JPS	GBP	22	26,225	27,141	—	(916)
Expiring 04/04/23	JPS	GBP	22	26,767	27,142	—	(375)
Expiring 04/04/23	MSC	GBP	1,007	1,220,466	1,242,779	—	(22,313)
Expiring 04/04/23	TD	GBP	676	834,522	833,982	540	—
Expiring 04/19/23	BARC	GBP	1,400	1,724,716	1,727,723	—	(3,007)
Expiring 04/19/23	BARC	GBP	1,100	1,356,744	1,357,496	—	(752)
Expiring 04/19/23	BARC	GBP	900	1,102,583	1,110,679	—	(8,096)
Expiring 04/19/23	BARC	GBP	800	986,544	987,269	—	(725)
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/19/23	BARC	GBP	700	$828,865	$863,861	$—	$(34,996)
Expiring 04/19/23	BARC	GBP	400	494,270	493,635	635	—
Expiring 04/19/23	BARC	GBP	300	367,498	370,226	—	(2,728)
Expiring 04/19/23	BARC	GBP	200	244,236	246,817	—	(2,581)
Expiring 04/19/23	BNP	GBP	56	69,310	69,365	—	(55)
Expiring 04/19/23	HSBC	GBP	1,846	2,254,807	2,278,658	—	(23,851)
Expiring 04/19/23	MSCS	GBP	2,200	2,693,310	2,714,992	—	(21,682)
Expiring 04/19/23	MSCS	GBP	1,500	1,824,121	1,851,131	—	(27,010)
Expiring 04/19/23	MSCS	GBP	1,200	1,473,865	1,480,904	—	(7,039)
Expiring 04/19/23	MSCS	GBP	200	242,235	246,817	—	(4,582)
Expiring 04/19/23	MSCS	GBP	200	242,846	246,818	—	(3,972)
Expiring 04/19/23	TD	GBP	62	76,584	76,415	169	—
Expiring 05/02/23	BNP	GBP	956	1,174,096	1,180,522	—	(6,426)
Expiring 05/03/23	BNP	GBP	69	85,369	85,177	192	—
Expiring 05/03/23	HSBCS	GBP	85	105,249	104,928	321	—
Expiring 05/03/23	MSC	GBP	220	271,619	271,578	41	—
Expiring 05/03/23	TD	GBP	2,560	3,162,130	3,160,182	1,948	—
Expiring 05/03/23	TD	GBP	125	154,401	154,306	95	—
Expiring 06/15/23	BNP	GBP	32	40,086	39,967	119	—
Canadian Dollar,
Expiring 04/04/23	BARC	CAD	60	43,710	44,397	—	(687)
Expiring 04/04/23	BNP	CAD	280	205,324	207,188	—	(1,864)
Expiring 04/04/23	BNP	CAD	200	144,599	147,992	—	(3,393)
Expiring 04/04/23	BOA	CAD	145	106,076	107,294	—	(1,218)
Expiring 04/04/23	GSI	CAD	75	54,857	55,496	—	(639)
Expiring 04/04/23	GSI	CAD	70	51,384	51,797	—	(413)
Expiring 04/04/23	GSI	CAD	60	43,479	44,398	—	(919)
Expiring 04/04/23	JPS	CAD	145	106,509	107,293	—	(784)
Expiring 04/04/23	MSC	CAD	260	191,696	192,388	—	(692)
Expiring 04/04/23	MSC	CAD	20	14,746	14,799	—	(53)
Expiring 04/04/23	UBS	CAD	1,523	1,121,270	1,126,953	—	(5,683)
Expiring 04/04/23	UBS	CAD	145	105,328	107,293	—	(1,965)
Expiring 04/18/23	CITI	CAD	909	661,502	672,919	—	(11,417)
Expiring 04/18/23	CITI	CAD	336	247,485	248,584	—	(1,099)
Expiring 04/19/23	BARC	CAD	22,318	16,189,130	16,518,040	—	(328,910)
Expiring 04/19/23	BARC	CAD	6,149	4,489,072	4,550,631	—	(61,559)
Expiring 04/19/23	BARC	CAD	2,673	1,953,095	1,978,534	—	(25,439)
Expiring 04/19/23	BARC	CAD	1,140	829,472	843,658	—	(14,186)
Expiring 04/19/23	CITI	CAD	103	76,699	76,502	197	—
Expiring 04/19/23	CITI	CAD	95	71,000	70,129	871	—
Expiring 04/19/23	GS	CAD	95	71,000	70,312	688	—
Expiring 04/19/23	JPS	CAD	95	71,000	70,449	551	—
Expiring 04/19/23	MSCS	CAD	18,234	13,226,849	13,495,153	—	(268,304)
Expiring 04/19/23	MSCS	CAD	5,046	3,675,151	3,734,823	—	(59,672)
Expiring 04/19/23	MSCS	CAD	4,039	2,928,342	2,989,099	—	(60,757)
Expiring 04/19/23	MSCS	CAD	3,575	2,582,136	2,646,276	—	(64,140)
Expiring 04/19/23	MSCS	CAD	3,439	2,506,333	2,545,372	—	(39,039)
Expiring 04/19/23	MSCS	CAD	2,609	1,899,158	1,930,653	—	(31,495)
Expiring 05/03/23	GSI	CAD	145	106,909	107,341	—	(432)
Expiring 05/03/23	JPS	CAD	140	103,536	103,639	—	(103)
Expiring 05/03/23	JPS	CAD	35	25,898	25,910	—	(12)
Expiring 05/03/23	MSC	CAD	1,523	1,123,383	1,127,452	—	(4,069)
Expiring 06/15/23	BNP	CAD	161	119,209	119,338	—	(129)
Chilean Peso,
Expiring 04/04/23	BOA	CLP	34,800	41,662	43,755	—	(2,093)
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/04/23	DB	CLP	16,150	$19,690	$20,305	$—	$(615)
Expiring 04/04/23	MSC	CLP	74,100	88,808	93,166	—	(4,358)
Expiring 04/04/23	MSC	CLP	67,640	85,576	85,045	531	—
Expiring 04/04/23	MSC	CLP	17,400	20,746	21,877	—	(1,131)
Expiring 04/04/23	MSC	CLP	15,991	19,165	20,106	—	(941)
Expiring 04/04/23	MSC	CLP	10,440	12,519	13,126	—	(607)
Expiring 04/04/23	MSC	CLP	6,960	8,327	8,751	—	(424)
Expiring 04/04/23	SCS	CLP	16,150	19,707	20,305	—	(598)
Expiring 04/04/23	SCS	CLP	6,810	8,275	8,563	—	(288)
Expiring 04/04/23	SCS	CLP	6,810	8,272	8,563	—	(291)
Expiring 04/04/23	SCS	CLP	6,810	8,262	8,562	—	(300)
Expiring 04/04/23	SCS	CLP	6,810	8,260	8,563	—	(303)
Expiring 05/03/23	MSC	CLP	96,440	121,316	120,890	426	—
Expiring 05/03/23	MSC	CLP	15,991	20,116	20,045	71	—
Expiring 06/22/23	BNP	CLP	160,904	194,776	200,548	—	(5,772)
Expiring 06/22/23	CITI	CLP	59,442	73,000	74,088	—	(1,088)
Expiring 06/22/23	MSC	CLP	60,202	73,000	75,035	—	(2,035)
Expiring 06/22/23	UBS	CLP	422,083	521,515	526,075	—	(4,560)
Expiring 06/22/23	UBS	CLP	119,093	146,000	148,435	—	(2,435)
China Yuan,
Expiring 06/15/23	BNP	CNY	58	8,523	8,527	—	(4)
Expiring 06/15/23	BOA	CNY	24	3,469	3,471	—	(2)
Expiring 06/15/23	UAG	CNY	56,755	8,212,591	8,310,479	—	(97,888)
Expiring 06/15/23	UAG	CNY	2,059	301,336	301,546	—	(210)
Expiring 06/15/23	UAG	CNY	534	78,267	78,178	89	—
Chinese Renminbi,
Expiring 04/04/23	GSI	CNH	702	101,908	102,171	—	(263)
Expiring 04/04/23	GSI	CNH	178	25,813	25,906	—	(93)
Expiring 04/04/23	JPS	CNH	367	53,263	53,415	—	(152)
Expiring 04/04/23	JPS	CNH	134	19,447	19,502	—	(55)
Expiring 04/04/23	RBC	CNH	178	25,776	25,907	—	(131)
Expiring 04/04/23	UBS	CNH	180	26,038	26,198	—	(160)
Expiring 04/18/23	CITI	CNH	40,604	5,932,104	5,916,149	15,955	—
Expiring 05/04/23	GSI	CNH	134	19,499	19,549	—	(50)
Expiring 05/04/23	SSB	CNH	420	61,197	61,273	—	(76)
Expiring 05/23/23	HSBC	CNH	2,687	387,000	392,573	—	(5,573)
Expiring 05/23/23	JPS	CNH	2,708	391,000	395,770	—	(4,770)
Expiring 05/23/23	JPS	CNH	2,413	351,000	352,618	—	(1,618)
Expiring 05/23/23	MSC	CNH	13,574	1,983,149	1,983,455	—	(306)
Expiring 05/23/23	MSC	CNH	8,050	1,176,043	1,176,224	—	(181)
Expiring 01/24/24	BOA	CNH	341	51,394	50,627	767	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	195,030	40,394	41,855	—	(1,461)
Expiring 04/04/23	BNP	COP	143,443	29,709	30,784	—	(1,075)
Expiring 04/04/23	BNP	COP	75,750	15,809	16,257	—	(448)
Expiring 04/04/23	BNP	COP	75,750	15,843	16,255	—	(412)
Expiring 04/04/23	BOA	COP	267,457	57,741	57,398	343	—
Expiring 04/04/23	CITI	COP	275,732	59,347	59,174	173	—
Expiring 04/04/23	MSC	COP	129,129	27,793	27,712	81	—
Expiring 04/04/23	SCS	COP	32,335	6,960	6,940	20	—
Expiring 04/18/23	CITI	COP	3,339,668	684,779	714,622	—	(29,843)
Expiring 05/03/23	BNP	COP	195,030	41,843	41,594	249	—
Expiring 06/21/23	MSC	COP	744,632	150,000	157,251	—	(7,251)
Expiring 06/21/23	MSC	COP	572,476	117,000	120,895	—	(3,895)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/04/23	CITI	CZK	1,460	$66,243	$67,453	$—	$(1,210)
Expiring 04/04/23	CITI	CZK	1,200	53,202	55,441	—	(2,239)
Expiring 04/04/23	TD	CZK	1,261	57,355	58,259	—	(904)
Expiring 04/04/23	TD	CZK	550	25,016	25,410	—	(394)
Expiring 04/04/23	UBS	CZK	254	11,469	11,735	—	(266)
Expiring 04/19/23	HSBC	CZK	4,005	179,365	184,878	—	(5,513)
Expiring 04/19/23	HSBC	CZK	1,664	73,000	76,810	—	(3,810)
Expiring 05/03/23	TD	CZK	1,515	69,932	69,887	45	—
Expiring 05/03/23	TD	CZK	1,000	46,160	46,130	30	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	361	51,837	52,566	—	(729)
Expiring 05/03/23	BARC	DKK	361	52,784	52,667	117	—
Expiring 06/15/23	BNP	DKK	8	1,199	1,211	—	(12)
Expiring 06/15/23	GSI	DKK	42	6,144	6,202	—	(58)
Euro,
Expiring 04/04/23	BARC	EUR	66	69,919	71,592	—	(1,673)
Expiring 04/04/23	BARC	EUR	46	48,733	49,898	—	(1,165)
Expiring 04/04/23	BARC	EUR	19	20,093	20,610	—	(517)
Expiring 04/04/23	BNP	EUR	168	178,553	182,694	—	(4,141)
Expiring 04/04/23	BNP	EUR	120	127,602	129,907	—	(2,305)
Expiring 04/04/23	CITI	EUR	152	163,163	164,880	—	(1,717)
Expiring 04/04/23	CITI	EUR	94	100,175	101,852	—	(1,677)
Expiring 04/04/23	CITI	EUR	19	20,046	20,610	—	(564)
Expiring 04/04/23	GS	EUR	164	177,029	177,834	—	(805)
Expiring 04/04/23	GSI	EUR	139	149,141	150,778	—	(1,637)
Expiring 04/04/23	GSI	EUR	55	59,109	59,661	—	(552)
Expiring 04/04/23	HSBCS	EUR	2,423	2,626,762	2,628,315	—	(1,553)
Expiring 04/04/23	HSBCS	EUR	9	9,757	9,763	—	(6)
Expiring 04/04/23	JPS	EUR	171	181,505	185,182	—	(3,677)
Expiring 04/04/23	JPS	EUR	86	91,849	93,103	—	(1,254)
Expiring 04/04/23	JPS	EUR	71	75,489	77,016	—	(1,527)
Expiring 04/04/23	MSC	EUR	220	236,237	238,642	—	(2,405)
Expiring 04/04/23	SSB	EUR	203	217,868	220,201	—	(2,333)
Expiring 04/04/23	SSB	EUR	25	26,601	27,118	—	(517)
Expiring 04/04/23	TD	EUR	15,658	16,722,274	16,984,795	—	(262,521)
Expiring 04/04/23	TD	EUR	3,381	3,604,861	3,667,659	—	(62,798)
Expiring 04/04/23	UBS	EUR	108	113,975	117,151	—	(3,176)
Expiring 04/04/23	UBS	EUR	81	86,724	87,864	—	(1,140)
Expiring 04/18/23	BNP	EUR	2,121	2,295,417	2,302,132	—	(6,715)
Expiring 04/18/23	BNP	EUR	380	414,221	412,523	1,698	—
Expiring 04/18/23	BNP	EUR	230	250,141	249,685	456	—
Expiring 04/18/23	BNP	EUR	166	176,270	180,207	—	(3,937)
Expiring 04/18/23	BNP	EUR	138	146,695	149,811	—	(3,116)
Expiring 04/18/23	BNP	EUR	104	111,159	112,901	—	(1,742)
Expiring 04/18/23	CITI	EUR	280	303,872	303,965	—	(93)
Expiring 04/18/23	MSCS	EUR	909	965,631	987,009	—	(21,378)
Expiring 04/19/23	BARC	EUR	4,200	4,501,271	4,559,725	—	(58,454)
Expiring 04/19/23	BARC	EUR	3,000	3,238,964	3,256,946	—	(17,982)
Expiring 04/19/23	BARC	EUR	2,700	2,928,293	2,931,251	—	(2,958)
Expiring 04/19/23	BARC	EUR	2,600	2,826,373	2,822,686	3,687	—
Expiring 04/19/23	BARC	EUR	2,600	2,795,892	2,822,686	—	(26,794)
Expiring 04/19/23	BARC	EUR	1,400	1,490,824	1,519,908	—	(29,084)
Expiring 04/19/23	BARC	EUR	1,400	1,498,524	1,519,908	—	(21,384)
Expiring 04/19/23	BARC	EUR	1,300	1,418,383	1,411,343	7,040	—
Expiring 04/19/23	BARC	EUR	1,000	1,078,795	1,085,649	—	(6,854)
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/23	BARC	EUR	800	$867,109	$868,519	$—	$(1,410)
Expiring 04/19/23	BARC	EUR	800	847,180	868,519	—	(21,339)
Expiring 04/19/23	BARC	EUR	700	747,191	759,955	—	(12,764)
Expiring 04/19/23	BARC	EUR	400	430,938	434,260	—	(3,322)
Expiring 04/19/23	BNP	EUR	321	350,383	348,611	1,772	—
Expiring 04/19/23	BOA	EUR	12,865	13,990,556	13,966,581	23,975	—
Expiring 04/19/23	HSBC	EUR	135	144,238	146,563	—	(2,325)
Expiring 04/19/23	HSBC	EUR	68	72,942	73,825	—	(883)
Expiring 04/19/23	JPS	EUR	709	772,112	769,725	2,387	—
Expiring 04/19/23	JPS	EUR	65	70,956	70,567	389	—
Expiring 04/19/23	MSCS	EUR	26,862	28,480,302	29,162,972	—	(682,670)
Expiring 04/19/23	MSCS	EUR	5,300	5,602,051	5,753,938	—	(151,887)
Expiring 04/19/23	MSCS	EUR	4,500	4,797,602	4,885,420	—	(87,818)
Expiring 04/19/23	MSCS	EUR	4,200	4,483,335	4,559,725	—	(76,390)
Expiring 04/19/23	MSCS	EUR	3,900	4,190,975	4,234,030	—	(43,055)
Expiring 04/19/23	MSCS	EUR	2,800	3,005,154	3,039,816	—	(34,662)
Expiring 04/19/23	MSCS	EUR	2,800	2,980,416	3,039,816	—	(59,400)
Expiring 04/19/23	MSCS	EUR	1,500	1,590,931	1,628,473	—	(37,542)
Expiring 04/19/23	MSCS	EUR	300	326,645	325,695	950	—
Expiring 04/19/23	TD	EUR	314	341,130	340,602	528	—
Expiring 04/28/23	BOA	EUR	97	106,013	105,362	651	—
Expiring 04/28/23	JPS	EUR	97	105,224	105,361	—	(137)
Expiring 04/28/23	MSC	EUR	97	105,192	105,362	—	(170)
Expiring 04/28/23	SCS	EUR	97	105,199	105,361	—	(162)
Expiring 05/02/23	HSBC	EUR	3,526	3,807,219	3,830,493	—	(23,274)
Expiring 05/03/23	BARC	EUR	12	13,019	13,037	—	(18)
Expiring 05/03/23	BNP	EUR	176	191,521	191,227	294	—
Expiring 05/03/23	BOA	EUR	27	29,293	29,336	—	(43)
Expiring 05/03/23	GSI	EUR	24	26,199	26,076	123	—
Expiring 05/03/23	HSBCS	EUR	15,729	17,080,153	17,089,793	—	(9,640)
Expiring 05/03/23	HSBCS	EUR	58	63,107	63,018	89	—
Expiring 06/15/23	BARC	EUR	1,832	1,975,374	1,995,582	—	(20,208)
Expiring 06/15/23	BARC	EUR	1,321	1,406,491	1,439,254	—	(32,763)
Expiring 06/15/23	GSI	EUR	33	35,600	35,968	—	(368)
Hong Kong Dollar,
Expiring 06/15/23	BARC	HKD	12	1,498	1,497	1	—
Expiring 06/15/23	BNP	HKD	752	96,098	96,113	—	(15)
Expiring 06/15/23	BNP	HKD	1	94	94	—	—
Expiring 06/15/23	GSI	HKD	83	10,649	10,647	2	—
Hungarian Forint,
Expiring 04/04/23	BARC	HUF	23,800	65,175	67,840	—	(2,665)
Expiring 04/04/23	BARC	HUF	23,300	64,665	66,415	—	(1,750)
Expiring 04/04/23	BARC	HUF	23,300	64,938	66,414	—	(1,476)
Expiring 04/04/23	BARC	HUF	12,600	34,302	35,916	—	(1,614)
Expiring 04/04/23	BARC	HUF	10,700	28,114	30,500	—	(2,386)
Expiring 04/04/23	BARC	HUF	9,000	23,518	25,654	—	(2,136)
Expiring 04/04/23	BOA	HUF	23,100	63,238	65,845	—	(2,607)
Expiring 04/04/23	MSC	HUF	11,895	33,382	33,906	—	(524)
Expiring 04/04/23	SCS	HUF	7,600	21,356	21,663	—	(307)
Expiring 04/04/23	SCS	HUF	1,000	2,613	2,851	—	(238)
Expiring 04/04/23	UBS	HUF	10,900	30,040	31,070	—	(1,030)
Expiring 04/19/23	BNP	HUF	60,608	159,000	171,902	—	(12,902)
Expiring 04/19/23	CITI	HUF	57,909	152,000	164,246	—	(12,246)
Expiring 04/19/23	HSBC	HUF	59,622	158,000	169,105	—	(11,105)
Expiring 04/19/23	UBS	HUF	79,885	218,000	226,576	—	(8,576)
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 05/03/23	MSC	HUF	82,253	$232,570	$232,232	$338	$—
Expiring 05/03/23	MSC	HUF	11,895	33,633	33,584	49	—
Expiring 06/15/23	UAG	HUF	477	1,274	1,329	—	(55)
Indian Rupee,
Expiring 04/03/23	CITI	INR	7,010	85,114	85,312	—	(198)
Expiring 04/03/23	JPS	INR	10,112	122,778	123,066	—	(288)
Expiring 04/03/23	MSC	INR	8,526	103,546	103,763	—	(217)
Expiring 04/03/23	MSC	INR	8,525	103,584	103,751	—	(167)
Expiring 04/03/23	MSC	INR	2,440	29,456	29,695	—	(239)
Expiring 04/03/23	SCS	INR	2,369	28,764	28,831	—	(67)
Expiring 04/18/23	CITI	INR	9,703	117,988	118,005	—	(17)
Expiring 04/18/23	CITI	INR	8,745	105,728	106,354	—	(626)
Expiring 05/03/23	JPS	INR	3,109	37,751	37,766	—	(15)
Expiring 05/03/23	MSC	INR	1,121	13,612	13,617	—	(5)
Expiring 06/21/23	BOA	INR	33,024	397,000	400,315	—	(3,315)
Expiring 06/21/23	DB	INR	6,077	73,000	73,659	—	(659)
Expiring 06/21/23	JPS	INR	21,894	263,120	265,399	—	(2,279)
Expiring 06/21/23	JPS	INR	15,817	191,000	191,728	—	(728)
Expiring 06/21/23	MSC	INR	27,104	326,000	328,547	—	(2,547)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	394,000	25,681	26,326	—	(645)
Expiring 04/04/23	JPS	IDR	2,454,520	160,799	164,006	—	(3,207)
Expiring 04/04/23	JPS	IDR	394,000	26,307	26,326	—	(19)
Expiring 04/04/23	JPS	IDR	118,000	7,838	7,885	—	(47)
Expiring 04/18/23	CITI	IDR	58,352,011	3,734,230	3,901,696	—	(167,466)
Expiring 04/18/23	CITI	IDR	2,355,451	154,618	157,497	—	(2,879)
Expiring 04/18/23	CITI	IDR	1,357,584	87,784	90,774	—	(2,990)
Expiring 04/18/23	CITI	IDR	860,659	56,486	57,548	—	(1,062)
Expiring 05/03/23	BNP	IDR	449,508	29,964	30,036	—	(72)
Expiring 05/03/23	JPS	IDR	2,454,520	163,004	164,007	—	(1,003)
Expiring 06/15/23	UAG	IDR	167,954	10,843	11,223	—	(380)
Expiring 06/21/23	BOA	IDR	6,094,669	406,000	407,097	—	(1,097)
Expiring 06/21/23	HSBC	IDR	373,361	24,000	24,939	—	(939)
Israeli Shekel,
Expiring 04/04/23	BNP	ILS	100	27,827	27,810	17	—
Expiring 04/04/23	HSBCS	ILS	278	76,439	77,312	—	(873)
Expiring 04/04/23	HSBCS	ILS	254	69,840	70,638	—	(798)
Expiring 05/03/23	HSBCS	ILS	254	70,885	70,695	190	—
Expiring 05/03/23	HSBCS	ILS	213	59,443	59,283	160	—
Expiring 06/21/23	CITI	ILS	1,067	295,000	297,636	—	(2,636)
Japanese Yen,
Expiring 04/04/23	BARC	JPY	3,500	26,623	26,375	248	—
Expiring 04/04/23	BARC	JPY	1,800	13,442	13,564	—	(122)
Expiring 04/04/23	BNP	JPY	410,880	3,048,727	3,096,319	—	(47,592)
Expiring 04/04/23	CBA	JPY	13,048	98,518	98,327	191	—
Expiring 04/04/23	CITI	JPY	27,600	209,819	207,989	1,830	—
Expiring 04/04/23	CITI	JPY	18,776	138,009	141,493	—	(3,484)
Expiring 04/04/23	DB	JPY	28,100	205,876	211,757	—	(5,881)
Expiring 04/04/23	GSI	JPY	42,300	314,449	318,765	—	(4,316)
Expiring 04/04/23	GSI	JPY	35,200	259,961	265,261	—	(5,300)
Expiring 04/04/23	GSI	JPY	34,500	262,272	259,986	2,286	—
Expiring 04/04/23	GSI	JPY	28,200	207,513	212,510	—	(4,997)
Expiring 04/04/23	GSI	JPY	28,200	207,728	212,510	—	(4,782)
Expiring 04/04/23	GSI	JPY	27,800	207,266	209,496	—	(2,230)
Expiring 04/04/23	GSI	JPY	14,100	103,338	106,255	—	(2,917)
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	GSI	JPY	14,100	$103,240	$106,256	$—	$(3,016)
Expiring 04/04/23	GSI	JPY	14,100	103,873	106,255	—	(2,382)
Expiring 04/04/23	GSI	JPY	14,100	103,931	106,255	—	(2,324)
Expiring 04/04/23	GSI	JPY	14,000	105,881	105,501	380	—
Expiring 04/04/23	GSI	JPY	13,900	106,432	104,748	1,684	—
Expiring 04/04/23	GSI	JPY	13,800	105,846	103,995	1,851	—
Expiring 04/04/23	GSI	JPY	7,000	53,015	52,751	264	—
Expiring 04/04/23	GSI	JPY	3,500	26,892	26,375	517	—
Expiring 04/04/23	GSI	JPY	3,500	26,543	26,375	168	—
Expiring 04/04/23	GSI	JPY	1,800	13,552	13,565	—	(13)
Expiring 04/04/23	GSI	JPY	1,700	12,899	12,811	88	—
Expiring 04/04/23	HSBCS	JPY	14,000	105,019	105,501	—	(482)
Expiring 04/04/23	HSBCS	JPY	14,000	106,101	105,501	600	—
Expiring 04/04/23	JPS	JPY	14,200	104,286	107,009	—	(2,723)
Expiring 04/04/23	JPS	JPY	14,100	104,192	106,255	—	(2,063)
Expiring 04/04/23	JPS	JPY	14,000	105,781	105,501	280	—
Expiring 04/04/23	JPS	JPY	3,500	26,738	26,376	362	—
Expiring 04/04/23	JPS	JPY	1,800	13,196	13,565	—	(369)
Expiring 04/04/23	JPS	JPY	1,700	12,897	12,811	86	—
Expiring 04/04/23	MSC	JPY	132,604	998,231	999,280	—	(1,049)
Expiring 04/04/23	MSC	JPY	27,800	212,060	209,496	2,564	—
Expiring 04/04/23	MSC	JPY	27,800	207,122	209,496	—	(2,374)
Expiring 04/04/23	MSC	JPY	14,000	107,336	105,501	1,835	—
Expiring 04/04/23	MSC	JPY	14,000	105,783	105,502	281	—
Expiring 04/04/23	MSC	JPY	13,800	105,805	103,994	1,811	—
Expiring 04/04/23	MSC	JPY	13,800	105,816	103,994	1,822	—
Expiring 04/04/23	MSC	JPY	13,800	105,683	103,994	1,689	—
Expiring 04/04/23	SSB	JPY	3,700	27,135	27,882	—	(747)
Expiring 04/04/23	SSB	JPY	3,700	27,135	27,883	—	(748)
Expiring 04/04/23	TD	JPY	6,200	46,300	46,722	—	(422)
Expiring 04/17/23	BOA	JPY	125,500	982,799	947,757	35,042	—
Expiring 04/18/23	CITI	JPY	75,160	561,343	567,695	—	(6,352)
Expiring 04/18/23	GSB	JPY	95,073	726,414	718,100	8,314	—
Expiring 04/18/23	GSB	JPY	91,020	699,867	687,482	12,385	—
Expiring 04/18/23	GSB	JPY	26,450	195,150	199,779	—	(4,629)
Expiring 04/18/23	GSB	JPY	22,955	171,758	173,382	—	(1,624)
Expiring 04/18/23	GSB	JPY	17,000	132,583	128,403	4,180	—
Expiring 04/18/23	GSB	JPY	16,000	124,349	120,850	3,499	—
Expiring 04/18/23	GSB	JPY	12,412	94,302	93,749	553	—
Expiring 04/18/23	GSB	JPY	11,420	86,308	86,257	51	—
Expiring 04/18/23	GSB	JPY	10,363	79,566	78,273	1,293	—
Expiring 04/19/23	BARC	JPY	431,097	3,305,379	3,256,684	48,695	—
Expiring 04/19/23	BARC	JPY	378,009	2,870,413	2,855,636	14,777	—
Expiring 04/19/23	BARC	JPY	139,743	1,058,217	1,055,679	2,538	—
Expiring 04/19/23	BARC	JPY	129,047	987,178	974,874	12,304	—
Expiring 04/19/23	BARC	JPY	63,359	463,358	478,639	—	(15,281)
Expiring 04/19/23	BARC	JPY	62,964	476,427	475,659	768	—
Expiring 04/19/23	BARC	JPY	47,919	366,914	362,002	4,912	—
Expiring 04/19/23	BARC	JPY	19,410	143,236	146,634	—	(3,398)
Expiring 04/19/23	BOA	JPY	8,992	71,000	67,928	3,072	—
Expiring 04/19/23	GS	JPY	8,624	63,772	65,149	—	(1,377)
Expiring 04/19/23	JPS	JPY	8,864	70,000	66,959	3,041	—
Expiring 04/19/23	MSC	JPY	9,473	73,000	71,563	1,437	—
Expiring 04/19/23	MSC	JPY	9,168	71,000	69,259	1,741	—
Expiring 04/19/23	MSCS	JPY	411,882	3,121,065	3,111,532	9,533	—
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/19/23	MSCS	JPY	271,125	$2,059,428	$2,048,189	$11,239	$—
Expiring 04/19/23	MSCS	JPY	146,368	1,129,394	1,105,725	23,669	—
Expiring 04/19/23	MSCS	JPY	145,087	1,094,722	1,096,045	—	(1,323)
Expiring 04/19/23	MSCS	JPY	35,616	262,384	269,061	—	(6,677)
Expiring 04/19/23	MSCS	JPY	12,729	94,212	96,163	—	(1,951)
Expiring 04/19/23	TD	JPY	15,510	116,782	117,167	—	(385)
Expiring 05/02/23	BNP	JPY	15,900	119,947	120,372	—	(425)
Expiring 05/02/23	MSC	JPY	437,279	3,305,050	3,310,449	—	(5,399)
Expiring 05/02/23	TD	JPY	41,528	312,955	314,391	—	(1,436)
Expiring 06/15/23	BNP	JPY	36,499	277,595	277,995	—	(400)
Expiring 06/15/23	GSI	JPY	27,822	214,261	211,913	2,348	—
Expiring 06/26/23	MSC	JPY	54,800	417,092	418,076	—	(984)
Malaysian Ringgit,
Expiring 04/04/23	BNP	MYR	1,315	294,668	298,345	—	(3,677)
Expiring 05/03/23	BNP	MYR	185	41,994	42,084	—	(90)
Expiring 05/03/23	HSBCS	MYR	1,315	298,925	299,139	—	(214)
Mexican Peso,
Expiring 04/04/23	BNP	MXN	280	15,122	15,526	—	(404)
Expiring 04/04/23	BNP	MXN	70	3,792	3,882	—	(90)
Expiring 04/04/23	BOA	MXN	1,220	65,139	67,649	—	(2,510)
Expiring 04/04/23	GSI	MXN	780	42,010	43,251	—	(1,241)
Expiring 04/04/23	SSB	MXN	1,050	56,808	58,222	—	(1,414)
Expiring 04/04/23	UBS	MXN	3,015	163,573	167,180	—	(3,607)
Expiring 04/04/23	UBS	MXN	3,003	162,922	166,515	—	(3,593)
Expiring 04/18/23	GSB	MXN	21,805	1,101,599	1,205,787	—	(104,188)
Expiring 05/03/23	UBS	MXN	3,003	164,949	165,577	—	(628)
Expiring 05/03/23	UBS	MXN	2,725	149,679	150,249	—	(570)
Expiring 06/15/23	BARC	MXN	5,953	325,473	325,479	—	(6)
Expiring 06/21/23	JPS	MXN	5,772	299,000	315,185	—	(16,185)
Expiring 06/21/23	JPS	MXN	5,572	303,000	304,282	—	(1,282)
New Taiwanese Dollar,
Expiring 04/18/23	BOA	TWD	48,545	1,596,885	1,591,446	5,439	—
Expiring 05/03/23	MSC	TWD	3,200	105,775	105,099	676	—
New Zealand Dollar,
Expiring 04/04/23	BARC	NZD	170	106,199	106,303	—	(104)
Expiring 04/04/23	BOA	NZD	340	207,758	212,608	—	(4,850)
Expiring 04/04/23	BOA	NZD	20	12,406	12,506	—	(100)
Expiring 04/04/23	GSI	NZD	340	211,978	212,607	—	(629)
Expiring 04/04/23	GSI	NZD	340	208,189	212,607	—	(4,418)
Expiring 04/04/23	GSI	NZD	335	208,038	209,480	—	(1,442)
Expiring 04/04/23	GSI	NZD	335	205,710	209,481	—	(3,771)
Expiring 04/04/23	GSI	NZD	170	105,365	106,304	—	(939)
Expiring 04/04/23	GSI	NZD	170	103,736	106,304	—	(2,568)
Expiring 04/04/23	GSI	NZD	170	103,729	106,304	—	(2,575)
Expiring 04/04/23	GSI	NZD	165	101,386	103,177	—	(1,791)
Expiring 04/04/23	GSI	NZD	40	24,930	25,013	—	(83)
Expiring 04/04/23	GSI	NZD	20	12,392	12,506	—	(114)
Expiring 04/04/23	HSBCS	NZD	170	104,174	106,303	—	(2,129)
Expiring 04/04/23	JPS	NZD	170	105,401	106,304	—	(903)
Expiring 04/04/23	JPS	NZD	170	105,199	106,304	—	(1,105)
Expiring 04/04/23	JPS	NZD	170	104,431	106,304	—	(1,873)
Expiring 04/04/23	JPS	NZD	45	27,992	28,139	—	(147)
Expiring 04/04/23	MSC	NZD	170	105,995	106,303	—	(308)
Expiring 04/04/23	MSC	NZD	165	100,777	103,177	—	(2,400)
Expiring 04/04/23	TD	NZD	1,419	888,067	887,323	744	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/23	TD	NZD	507	$317,301	$317,035	$266	$—
Expiring 04/04/23	UBS	NZD	335	205,386	209,480	—	(4,094)
Expiring 04/04/23	UBS	NZD	170	105,115	106,304	—	(1,189)
Expiring 04/04/23	UBS	NZD	50	31,226	31,266	—	(40)
Expiring 04/19/23	BARC	NZD	89,965	55,163,446	56,257,417	—	(1,093,971)
Expiring 04/19/23	BARC	NZD	2,300	1,433,715	1,438,251	—	(4,536)
Expiring 04/19/23	BARC	NZD	1,000	619,814	625,326	—	(5,512)
Expiring 04/19/23	BARC	NZD	600	373,222	375,196	—	(1,974)
Expiring 04/19/23	BARC	NZD	600	374,841	375,196	—	(355)
Expiring 04/19/23	BOA	NZD	119	73,812	74,414	—	(602)
Expiring 04/19/23	HSBC	NZD	118	73,796	73,788	8	—
Expiring 04/19/23	JPS	NZD	73	47,000	45,406	1,594	—
Expiring 04/19/23	MSCS	NZD	3,300	2,063,173	2,063,577	—	(404)
Expiring 04/19/23	MSCS	NZD	1,100	686,164	687,860	—	(1,696)
Expiring 04/19/23	MSCS	NZD	700	433,104	437,729	—	(4,625)
Expiring 04/19/23	MSCS	NZD	500	310,424	312,664	—	(2,240)
Expiring 05/03/23	JPS	NZD	170	106,336	106,306	30	—
Expiring 05/03/23	JPS	NZD	125	78,187	78,166	21	—
Expiring 05/03/23	JPS	NZD	125	78,140	78,166	—	(26)
Expiring 05/03/23	UBS	NZD	1,419	886,895	887,339	—	(444)
Expiring 05/03/23	UBS	NZD	347	216,880	216,989	—	(109)
Expiring 05/03/23	UBS	NZD	20	12,560	12,506	54	—
Expiring 06/15/23	JPM	NZD	2,216	1,378,509	1,385,825	—	(7,316)
Norwegian Krone,
Expiring 04/04/23	CITI	NOK	470	43,580	44,899	—	(1,319)
Expiring 04/04/23	CITI	NOK	435	41,212	41,556	—	(344)
Expiring 04/04/23	GSI	NOK	1,100	105,683	105,084	599	—
Expiring 04/04/23	GSI	NOK	280	27,181	26,748	433	—
Expiring 04/04/23	UBS	NOK	3,957	379,096	378,015	1,081	—
Expiring 04/04/23	UBS	NOK	1,688	163,689	161,256	2,433	—
Expiring 04/04/23	UBS	NOK	135	12,842	12,897	—	(55)
Expiring 04/19/23	BARC	NOK	617,418	58,079,050	59,023,553	—	(944,503)
Expiring 04/19/23	BARC	NOK	2,050	194,879	195,934	—	(1,055)
Expiring 04/19/23	MSCS	NOK	38,773	3,693,460	3,706,603	—	(13,143)
Expiring 04/19/23	MSCS	NOK	13,132	1,259,064	1,255,361	3,703	—
Expiring 04/19/23	MSCS	NOK	5,257	504,779	502,536	2,243	—
Expiring 05/03/23	JPS	NOK	420	40,351	40,177	174	—
Expiring 05/03/23	UBS	NOK	1,688	161,931	161,474	457	—
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	83	21,736	22,052	—	(316)
Expiring 04/04/23	BARC	PEN	7	1,861	1,860	1	—
Expiring 04/04/23	BOA	PEN	83	22,062	22,051	11	—
Expiring 04/04/23	BOA	PEN	7	1,865	1,860	5	—
Expiring 05/03/23	BOA	PEN	83	22,067	22,007	60	—
Expiring 06/21/23	BOA	PEN	1,355	355,509	358,206	—	(2,697)
Philippine Peso,
Expiring 04/04/23	MSC	PHP	1,400	25,712	25,778	—	(66)
Expiring 06/21/23	JPS	PHP	33,470	606,017	616,005	—	(9,988)
Polish Zloty,
Expiring 04/04/23	MSC	PLN	550	124,642	127,390	—	(2,748)
Expiring 04/04/23	MSC	PLN	425	96,314	98,437	—	(2,123)
Expiring 04/04/23	MSC	PLN	130	29,755	30,110	—	(355)
Expiring 04/04/23	MSC	PLN	85	19,739	19,688	51	—
Expiring 04/18/23	MSCS	PLN	9,979	2,238,824	2,309,283	—	(70,459)
Expiring 04/19/23	BNP	PLN	1,036	231,000	239,707	—	(8,707)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/23	CITI	PLN	739	$168,000	$171,043	$—	$(3,043)
Expiring 04/19/23	CITI	PLN	631	144,000	146,053	—	(2,053)
Expiring 04/19/23	MSC	PLN	1,790	407,052	414,325	—	(7,273)
Expiring 04/19/23	MSC	PLN	1,237	283,000	286,289	—	(3,289)
Expiring 05/02/23	MSC	PLN	425	98,527	98,265	262	—
Expiring 06/15/23	BOA	PLN	34	7,706	7,832	—	(126)
Romanian Leu,
Expiring 04/04/23	BNP	RON	95	20,515	20,820	—	(305)
Expiring 05/03/23	BNP	RON	95	20,821	20,799	22	—
Singapore Dollar,
Expiring 04/04/23	MSC	SGD	226	168,454	169,844	—	(1,390)
Expiring 04/04/23	MSC	SGD	145	108,079	108,971	—	(892)
Expiring 04/04/23	MSC	SGD	131	98,518	98,449	69	—
Expiring 04/18/23	CITI	SGD	761	562,798	571,786	—	(8,988)
Expiring 04/18/23	CITI	SGD	501	370,870	376,754	—	(5,884)
Expiring 04/18/23	CITI	SGD	88	65,374	66,031	—	(657)
Expiring 04/19/23	BARC	SGD	3,787	2,805,292	2,847,450	—	(42,158)
Expiring 04/19/23	BARC	SGD	1,105	831,139	830,612	527	—
Expiring 04/19/23	BARC	SGD	909	679,843	683,361	—	(3,518)
Expiring 04/19/23	BARC	SGD	905	669,292	680,715	—	(11,423)
Expiring 04/19/23	BARC	SGD	643	483,560	483,226	334	—
Expiring 04/19/23	BARC	SGD	609	458,979	457,674	1,305	—
Expiring 04/19/23	BARC	SGD	488	362,684	367,045	—	(4,361)
Expiring 04/19/23	BARC	SGD	412	304,964	309,695	—	(4,731)
Expiring 04/19/23	BARC	SGD	363	267,916	273,006	—	(5,090)
Expiring 04/19/23	BARC	SGD	330	246,343	248,456	—	(2,113)
Expiring 04/19/23	BARC	SGD	258	191,835	193,735	—	(1,900)
Expiring 04/19/23	BARC	SGD	253	188,548	190,283	—	(1,735)
Expiring 04/19/23	BARC	SGD	231	171,778	173,491	—	(1,713)
Expiring 04/19/23	BARC	SGD	129	97,493	97,340	153	—
Expiring 04/19/23	MSCS	SGD	10,750	7,961,992	8,082,418	—	(120,426)
Expiring 04/19/23	MSCS	SGD	75	55,787	56,459	—	(672)
Expiring 05/03/23	MSC	SGD	226	170,109	169,999	110	—
Expiring 06/21/23	HSBC	SGD	454	336,391	341,810	—	(5,419)
South African Rand,
Expiring 04/04/23	BARC	ZAR	530	29,084	29,757	—	(673)
Expiring 04/04/23	BOA	ZAR	1,200	65,450	67,373	—	(1,923)
Expiring 04/04/23	GSI	ZAR	1,190	65,061	66,812	—	(1,751)
Expiring 04/04/23	GSI	ZAR	1,190	65,306	66,812	—	(1,506)
Expiring 04/04/23	GSI	ZAR	1,190	65,434	66,813	—	(1,379)
Expiring 04/04/23	HSBCS	ZAR	1,890	102,567	106,113	—	(3,546)
Expiring 04/04/23	HSBCS	ZAR	540	29,305	30,318	—	(1,013)
Expiring 04/04/23	JPS	ZAR	650	35,610	36,494	—	(884)
Expiring 04/18/23	BNP	ZAR	10,612	580,094	595,049	—	(14,955)
Expiring 04/18/23	BNP	ZAR	1,888	103,379	105,881	—	(2,502)
Expiring 04/18/23	BOA	ZAR	2,999	164,390	168,191	—	(3,801)
Expiring 04/18/23	BOA	ZAR	2,139	116,902	119,941	—	(3,039)
Expiring 04/18/23	GSB	ZAR	2,103	115,259	117,927	—	(2,668)
Expiring 05/03/23	GSI	ZAR	1,170	65,761	65,519	242	—
Expiring 05/03/23	MSC	ZAR	7,180	394,129	402,076	—	(7,947)
Expiring 06/13/23	GSB	ZAR	5,508	293,467	307,360	—	(13,893)
Expiring 06/21/23	HSBC	ZAR	1,350	74,000	75,275	—	(1,275)
Expiring 06/21/23	JPS	ZAR	1,540	84,000	85,888	—	(1,888)
Expiring 06/21/23	MSC	ZAR	2,827	155,000	157,643	—	(2,643)
Expiring 06/21/23	MSC	ZAR	1,353	74,000	75,445	—	(1,445)
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 04/04/23	BARC	KRW	273,630	$207,437	$209,799	$—	$(2,362)
Expiring 04/04/23	BNP	KRW	756,578	572,614	580,086	—	(7,472)
Expiring 04/04/23	BNP	KRW	349,210	268,184	267,748	436	—
Expiring 04/04/23	BNP	KRW	61,483	47,463	47,141	322	—
Expiring 04/04/23	BOA	KRW	101,640	78,462	77,930	532	—
Expiring 04/04/23	BOA	KRW	34,210	26,231	26,230	1	—
Expiring 04/04/23	CITI	KRW	273,320	210,993	209,561	1,432	—
Expiring 04/04/23	GSI	KRW	170,730	131,797	130,903	894	—
Expiring 04/04/23	GSI	KRW	61,483	47,466	47,140	326	—
Expiring 04/04/23	JPS	KRW	268,220	204,063	205,651	—	(1,588)
Expiring 04/04/23	JPS	KRW	204,520	157,882	156,811	1,071	—
Expiring 04/04/23	JPS	KRW	136,800	104,070	104,888	—	(818)
Expiring 04/04/23	JPS	KRW	43,150	33,218	33,084	134	—
Expiring 04/04/23	MSC	KRW	412,370	316,428	316,174	254	—
Expiring 04/18/23	CITI	KRW	856,312	696,075	656,115	39,960	—
Expiring 04/18/23	CITI	KRW	157,143	121,229	120,405	824	—
Expiring 05/03/23	BNP	KRW	818,061	629,488	627,408	2,080	—
Expiring 05/03/23	GSI	KRW	136,480	105,301	104,673	628	—
Expiring 05/03/23	GSI	KRW	34,130	26,325	26,176	149	—
Expiring 06/21/23	CITI	KRW	1,150,961	876,349	885,297	—	(8,948)
Expiring 06/21/23	CITI	KRW	123,462	95,000	94,965	35	—
Expiring 06/21/23	CITI	KRW	95,771	74,000	73,665	335	—
Expiring 06/21/23	JPS	KRW	280,142	213,000	215,480	—	(2,480)
Expiring 06/21/23	JPS	KRW	108,512	83,000	83,465	—	(465)
Expiring 06/21/23	MSC	KRW	191,851	146,000	147,568	—	(1,568)
Swedish Krona,
Expiring 04/04/23	BARC	SEK	992	95,192	95,599	—	(407)
Expiring 04/04/23	BNP	SEK	1,026	98,835	98,876	—	(41)
Expiring 04/04/23	CITI	SEK	2,220	206,794	213,942	—	(7,148)
Expiring 04/04/23	CITI	SEK	239	23,122	23,033	89	—
Expiring 04/04/23	GSI	SEK	2,160	202,145	208,160	—	(6,015)
Expiring 04/04/23	GSI	SEK	1,110	104,604	106,972	—	(2,368)
Expiring 04/04/23	GSI	SEK	1,100	105,677	106,007	—	(330)
Expiring 04/04/23	GSI	SEK	820	78,391	79,024	—	(633)
Expiring 04/04/23	GSI	SEK	280	26,620	26,984	—	(364)
Expiring 04/04/23	GSI	SEK	280	26,654	26,984	—	(330)
Expiring 04/04/23	GSI	SEK	140	13,304	13,492	—	(188)
Expiring 04/04/23	GSI	SEK	140	13,365	13,492	—	(127)
Expiring 04/04/23	JPS	SEK	1,120	106,353	107,935	—	(1,582)
Expiring 04/04/23	JPS	SEK	1,100	103,756	106,008	—	(2,252)
Expiring 04/04/23	JPS	SEK	280	26,068	26,984	—	(916)
Expiring 04/04/23	JPS	SEK	140	13,361	13,492	—	(131)
Expiring 04/04/23	JPS	SEK	140	13,376	13,492	—	(116)
Expiring 04/04/23	JPS	SEK	130	12,378	12,528	—	(150)
Expiring 04/04/23	UBS	SEK	111	10,764	10,697	67	—
Expiring 04/19/23	BARC	SEK	110,814	10,388,786	10,688,268	—	(299,482)
Expiring 04/19/23	MSCS	SEK	15,479	1,486,358	1,493,034	—	(6,676)
Expiring 04/19/23	MSCS	SEK	14,319	1,337,162	1,381,100	—	(43,938)
Expiring 04/19/23	MSCS	SEK	14,043	1,352,124	1,354,515	—	(2,391)
Expiring 05/03/23	BARC	SEK	1,026	98,622	99,037	—	(415)
Swiss Franc,
Expiring 04/04/23	BARC	CHF	195	212,012	213,218	—	(1,206)
Expiring 04/04/23	BNP	CHF	95	101,274	103,875	—	(2,601)
Expiring 04/04/23	CITI	CHF	195	212,953	213,217	—	(264)
Expiring 04/04/23	CITI	CHF	190	208,616	207,750	866	—
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	CITI	CHF	95	$103,986	$103,875	$111	$—
Expiring 04/04/23	CITI	CHF	95	101,289	103,875	—	(2,586)
Expiring 04/04/23	GSI	CHF	190	204,371	207,750	—	(3,379)
Expiring 04/04/23	GSI	CHF	100	108,466	109,342	—	(876)
Expiring 04/04/23	GSI	CHF	95	102,257	103,876	—	(1,619)
Expiring 04/04/23	GSI	CHF	95	103,547	103,876	—	(329)
Expiring 04/04/23	GSI	CHF	95	101,860	103,875	—	(2,015)
Expiring 04/04/23	GSI	CHF	35	37,647	38,269	—	(622)
Expiring 04/04/23	GSI	CHF	10	10,918	10,934	—	(16)
Expiring 04/04/23	HSBCS	CHF	20	21,553	21,869	—	(316)
Expiring 04/04/23	JPS	CHF	95	104,646	103,875	771	—
Expiring 04/04/23	JPS	CHF	10	10,811	10,934	—	(123)
Expiring 04/04/23	MSC	CHF	380	415,721	415,500	221	—
Expiring 04/04/23	MSC	CHF	190	208,595	207,750	845	—
Expiring 04/04/23	MSC	CHF	95	103,551	103,876	—	(325)
Expiring 04/04/23	MSC	CHF	95	103,552	103,875	—	(323)
Expiring 04/04/23	SSB	CHF	390	414,707	426,435	—	(11,728)
Expiring 04/04/23	SSB	CHF	10	10,843	10,934	—	(91)
Expiring 04/04/23	SSB	CHF	10	10,735	10,935	—	(200)
Expiring 04/04/23	UBS	CHF	512	548,446	559,832	—	(11,386)
Expiring 04/04/23	UBS	CHF	232	248,515	253,674	—	(5,159)
Expiring 04/04/23	UBS	CHF	190	203,928	207,750	—	(3,822)
Expiring 04/19/23	BARC	CHF	29,081	31,151,172	31,849,169	—	(697,997)
Expiring 04/19/23	BARC	CHF	3,276	3,599,043	3,587,842	11,201	—
Expiring 04/19/23	BARC	CHF	3,011	3,249,615	3,297,171	—	(47,556)
Expiring 04/19/23	BARC	CHF	1,472	1,583,625	1,612,345	—	(28,720)
Expiring 04/19/23	BARC	CHF	1,157	1,239,110	1,267,321	—	(28,211)
Expiring 04/19/23	BARC	CHF	1,075	1,161,801	1,177,729	—	(15,928)
Expiring 04/19/23	BARC	CHF	889	947,960	973,775	—	(25,815)
Expiring 04/19/23	MSC	CHF	191	207,995	209,607	—	(1,612)
Expiring 04/19/23	MSC	CHF	81	87,791	88,471	—	(680)
Expiring 04/19/23	MSCS	CHF	6,869	7,531,900	7,523,299	8,601	—
Expiring 04/19/23	MSCS	CHF	4,765	5,136,019	5,218,161	—	(82,142)
Expiring 04/19/23	MSCS	CHF	3,580	3,834,344	3,920,330	—	(85,986)
Expiring 04/19/23	MSCS	CHF	3,358	3,680,255	3,677,124	3,131	—
Expiring 04/19/23	MSCS	CHF	3,000	3,210,863	3,285,239	—	(74,376)
Expiring 04/19/23	MSCS	CHF	2,772	3,032,617	3,035,550	—	(2,933)
Expiring 04/19/23	MSCS	CHF	2,166	2,363,894	2,372,342	—	(8,448)
Expiring 04/19/23	MSCS	CHF	2,090	2,268,318	2,288,527	—	(20,209)
Expiring 04/19/23	MSCS	CHF	2,065	2,201,428	2,261,588	—	(60,160)
Expiring 04/19/23	MSCS	CHF	1,996	2,162,674	2,185,521	—	(22,847)
Expiring 04/19/23	MSCS	CHF	350	383,471	383,574	—	(103)
Expiring 04/19/23	TD	CHF	26	28,045	28,015	30	—
Expiring 05/03/23	BNP	CHF	232	253,927	254,471	—	(544)
Expiring 05/03/23	BNP	CHF	197	215,619	216,081	—	(462)
Expiring 06/15/23	BNP	CHF	94	103,438	103,277	161	—
Thai Baht,
Expiring 04/04/23	BARC	THB	2,574	73,239	75,304	—	(2,065)
Expiring 04/04/23	BARC	THB	1,070	30,560	31,304	—	(744)
Expiring 04/04/23	BARC	THB	906	26,295	26,506	—	(211)
Expiring 04/04/23	BARC	THB	470	13,373	13,750	—	(377)
Expiring 05/03/23	BARC	THB	2,574	75,617	75,550	67	—
Expiring 05/03/23	BARC	THB	1,496	43,948	43,909	39	—
Expiring 06/15/23	UAG	THB	1,388	40,495	40,912	—	(417)
Expiring 06/21/23	BOA	THB	13,419	386,000	395,710	—	(9,710)
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/21/23	HSBC	THB	6,623	$193,000	$195,288	$—	$(2,288)
Expiring 06/21/23	JPS	THB	6,506	187,000	191,856	—	(4,856)
Expiring 06/21/23	MSC	THB	10,718	313,000	316,065	—	(3,065)
Expiring 06/21/23	MSC	THB	3,931	112,986	115,920	—	(2,934)
Turkish Lira,
Expiring 04/04/23	JPS	TRY	4	209	208	1	—
Expiring 05/03/23	BARC	TRY	4	200	199	1	—
Expiring 06/15/23	UAG	TRY	22	1,084	997	87	—
				$608,602,767	$616,512,591	464,735	(8,374,559)
						$9,369,374	$(9,065,398)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/23	Buy	AUD	106	JPY	9,604	$—	$(1,646)	GS
04/19/23	Buy	AUD	211	JPY	19,370	—	(5,193)	CITI
04/19/23	Buy	CZK	3,998	EUR	169	1,286	—	TD
04/19/23	Buy	EUR	67	CZK	1,608	—	(1,485)	MSC
04/19/23	Buy	EUR	132	JPY	18,243	5,488	—	HSBC
04/19/23	Buy	EUR	134	HUF	51,881	—	(1,673)	GS
04/19/23	Buy	EUR	221	PLN	1,052	—	(3,949)	CITI
04/19/23	Buy	EUR	349	CZK	8,362	—	(7,226)	BOA
04/19/23	Buy	HUF	44,381	EUR	111	5,914	—	CITI
04/19/23	Buy	HUF	53,207	EUR	133	6,084	—	BOA
04/19/23	Buy	HUF	57,589	EUR	146	5,269	—	BOA
04/19/23	Buy	HUF	63,458	EUR	160	6,497	—	HSBC
04/19/23	Buy	PLN	671	EUR	143	570	—	MSC
04/19/23	Buy	PLN	681	EUR	143	2,263	—	MSC
04/19/23	Buy	PLN	705	EUR	148	2,179	—	BOA
04/19/23	Buy	PLN	1,027	EUR	218	834	—	JPS
						$36,384	$(21,172)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teva Pharmaceutical Industries Ltd.	06/20/26	1.000%(Q)	268	2.060%	$(17,029)	$(8,275)	$8,754

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)	121	$25,418	$47,450	$(22,032)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	70	1,409	1,779	(370)	BNP
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	145	$1,570	$802	$768	BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	145	1,570	802	768	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR	65	817	455	362	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	250	3,997	1,841	2,156	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	75	1,199	912	287	BNP
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	15	239	182	57	BNP
					$36,219	$54,223	$(18,004)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	12/20/28	1.000%(Q)		250	1.337%	$(4,124)	$(1,951)	$(2,173)	JPM
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		1,610	0.194%	333	352	(19)	BOA
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		390	0.194%	80	85	(5)	BOA
Republic of Poland	06/20/24	1.000%(Q)		90	0.515%	552	86	466	BNP
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	250	0.993%	(1,422)	(895)	(527)	BARC
						$(4,581)	$(2,323)	$(2,258)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	1,736	$5,234	$(28,953)	$(34,187)
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	8,682	(38,232)	(102,191)	(63,959)
				$(32,998)	$(131,144)	$(98,146)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		434	4.631%	$433	$7,240	$6,807
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		1,220	0.754%	9,120	14,360	5,240
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)		4,391	0.754%	36,627	51,684	15,057
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	1,485	0.844%	6,262	12,431	6,169
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	1,220	4.362%	(28,895)	36,650	65,545
						$23,547	$122,365	$98,818
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	355	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(2,727)	$—	$(2,727)	MSI
EUR	354	02/15/28	2.334%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,261)	—	(2,261)	MSI
EUR	368	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,050)	—	(1,050)	MSI
EUR	369	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,014)	—	(1,014)	MSI
EUR	380	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	401	—	401	JPM
EUR	381	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	402	—	402	JPM
EUR	392	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,565)	—	(1,565)	JPM
EUR	355	02/15/33	2.324%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	4,139	—	4,139	MSI
EUR	354	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,352	—	3,352	MSI
EUR	368	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	2,207	—	2,207	MSI
EUR	369	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,647	—	1,647	MSI
EUR	380	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(371)	—	(371)	JPM
EUR	381	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(372)	—	(372)	JPM
EUR	392	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	3,527	—	3,527	JPM
EUR	392	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	2,321	—	2,321	JPM
EUR	392	03/15/33	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,363)	—	(2,363)	JPM
					$6,273	$—	$6,273
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	334	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 3.715%	$110	$2,077	$1,967
AUD	216	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 3.795%	104	3,192	3,088
AUD	805	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 3.795%	69,760	(43,274)	(113,034)
AUD	107	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 3.795%	570	2,507	1,937
AUD	256	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 3.795%	394	2,098	1,704
CAD	720	12/03/23	2.450%(S)	3 Month CDOR(2)(S)/ 5.028%	6,351	(12,756)	(19,107)
CAD	790	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.028%	27,120	(25,706)	(52,826)
CAD	337	06/21/28	3.344%(S)	3 Month CDOR(1)(S)/ 5.028%	(2,443)	(711)	1,732
CAD	305	09/17/28	2.625%(S)	3 Month CDOR(1)(S)/ 5.028%	352	734	382
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	193	12/15/32	3.500%(S)	3 Month CDOR(2)(S)/ 5.028%	$700	$1,834	$1,134
CAD	80	06/21/33	3.375%(S)	3 Month CDOR(1)(S)/ 5.028%	(993)	(530)	463
CAD	290	12/03/41	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	25,659	(22,797)	(48,456)
CAD	440	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.028%	46,937	(39,540)	(86,477)
CAD	170	12/03/51	2.800%(S)	3 Month CDOR(1)(Q)/ 5.028%	18,761	13,719	(5,042)
CHF	325	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.419%	—	(60,565)	(60,565)
CLP	46,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(5,227)	(5,227)
CLP	110,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(665)	(665)
CLP	52,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(2,230)	(2,230)
CLP	107,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 11.250%	—	(4,386)	(4,386)
CNH	8,395	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(7)	(5,965)	(5,958)
CNH	21,955	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(65)	(21,404)	(21,339)
CNH	1,892	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	(2,269)	(2,269)
CNH	3,125	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	3,459	3,459
CNH	1,816	03/15/28	2.841%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	29	531	502
CNH	29,079	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	14,739	14,739
CNH	1,744	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	—	(1,179)	(1,179)
CNH	1,598	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	1,091	1,091
CNH	2,782	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(320)	2,741	3,061
CNH	330	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	(345)	(485)	(140)
COP	146,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 12.022%	—	(5,033)	(5,033)
CZK	4,760	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 7.200%	—	(21,220)	(21,220)
DKK	800	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.533%	—	(13,919)	(13,919)
EUR	6,320	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(231,064)	(231,064)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(239,776)	(239,776)
EUR	500	12/02/26	(0.146)%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(65,180)	(65,180)
EUR	203	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.341%	78	319	241
EUR	133	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.341%	942	2,571	1,629
EUR	65	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.341%	579	1,502	923
EUR	185	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	29,997	29,997
EUR	185	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(31,579)	(31,579)
EUR	449	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.341%	—	70,666	70,666
EUR	449	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	—	(74,556)	(74,556)
EUR	430	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(26,550)	(158,271)	(131,721)
EUR	250	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.341%	207	(3,409)	(3,616)
EUR	250	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.038%	(130)	2,955	3,085
GBP	380	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(13,904)	46,918	60,822
GBP	1,190	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.178%	(16,485)	146,927	163,412
GBP	190	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.178%	(124)	727	851
GBP	250	06/21/28	3.625%(A)	1 Day SONIA(1)(A)/ 4.178%	5,115	1,360	(3,755)
GBP	183	12/07/30	1.009%(A)	1 Day SONIA(2)(A)/ 4.178%	—	(39,289)	(39,289)
GBP	50	06/21/33	3.219%(A)	1 Day SONIA(1)(A)/ 4.178%	(74)	948	1,022
GBP	170	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.178%	(55,653)	(55,880)	(227)
GBP	725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.178%	136,063	(313,173)	(449,236)
HKD	4,241	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 3.710%	(1,488)	(5,085)	(3,597)
HUF	11,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 16.000%	—	(10,743)	(10,743)
HUF	30,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	1,658	1,658
HUF	39,300	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/ 16.000%	—	1,507	1,507
ILS	240	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.581%	—	(12,023)	(12,023)
JPY	210,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	485	(351)	(836)
JPY	40,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(385)	(531)	(146)
JPY	150,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.030)%	—	1,579	1,579
JPY	50,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(3,151)	(1,795)	1,356
JPY	103,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	1,859	(6,742)	(8,601)
JPY	22,546	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.030)%	32	(2)	(34)
JPY	137,500	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	1,186	(21,166)	(22,352)
JPY	46,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	(7,936)	(9,962)	(2,026)
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	46,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.030)%	$(18,543)	$(13,303)	$5,240
JPY	63,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.030)%	1,120	(21,159)	(22,279)
JPY	6,879	06/21/33	0.688%(A)	1 Day TONAR(2)(A)/ (0.030)%	183	64	(119)
JPY	141,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ (0.030)%	3,479	(80,337)	(83,816)
JPY	15,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ (0.030)%	(13,365)	(10,752)	2,613
JPY	61,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ (0.030)%	414	(55,103)	(55,517)
JPY	99,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ (0.030)%	(35,075)	(107,439)	(72,364)
JPY	39,800	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ (0.030)%	5,486	(45,020)	(50,506)
KRW	535,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	3,350	3,350
KRW	720,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	—	(62,225)	(62,225)
MXN	94,581	11/20/24	9.775%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	(56,619)	(56,619)
MXN	177,054	11/20/24	9.790%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	(103,647)	(103,647)
MXN	56,313	02/26/26	9.955%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	56,816	56,816
MXN	56,313	02/26/26	9.960%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	57,213	57,213
MXN	55,473	02/26/26	10.025%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	61,434	61,434
MXN	50,085	03/06/26	9.750%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	34,676	34,676
MXN	50,085	03/06/26	9.750%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	34,676	34,676
MXN	49,338	03/06/26	9.800%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	37,739	37,739
MXN	17,278	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	(65,915)	(65,915)
MXN	12,771	06/29/26	6.680%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	(293)	(48,721)	(48,428)
MXN	30,946	12/22/26	7.360%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	(82,319)	(82,319)
MXN	30,946	12/22/26	7.375%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	(81,498)	(81,498)
MXN	3,435	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	(9)	(14,667)	(14,658)
MXN	31,562	10/25/32	9.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	102,696	102,696
MXN	19,159	03/01/33	8.450%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	—	3,974	3,974
NOK	2,051	06/19/28	2.656%(A)	6 Month NIBOR(2)(S)/ 3.960%	(291)	(1,563)	(1,272)
NOK	1,480	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 3.960%	(192)	2,474	2,666
NOK	345	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 3.960%	—	(3,829)	(3,829)
NZD	130	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(1,305)	(1,305)
NZD	130	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(762)	(762)
NZD	135	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(792)	(792)
NZD	135	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(651)	(651)
NZD	130	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(627)	(627)
NZD	140	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(642)	(642)
NZD	70	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(315)	(315)
NZD	130	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(482)	(482)
NZD	120	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(370)	(370)
NZD	130	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(382)	(382)
NZD	69	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.225%	—	176	176
NZD	349	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.225%	320	(2,061)	(2,381)
NZD	492	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.225%	(38)	1,741	1,779
NZD	120	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(13,042)	(13,042)
NZD	252	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.225%	—	275	275
NZD	119	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.225%	2	368	366
PLN	290	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 6.950%	—	(16,267)	(16,267)
SEK	2,252	06/19/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.364%	1,043	942	(101)
SEK	1,239	06/21/28	2.688%(A)	3 Month STIBOR(2)(Q)/ 3.364%	108	(1,646)	(1,754)
SEK	1,235	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 3.364%	—	(20,695)	(20,695)
SEK	718	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(75)	(231)	(156)
SGD	250	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.584%	(895)	(30,037)	(29,142)
THB	8,750	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.740%	—	(21,584)	(21,584)
TWD	9,200	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.492%	—	130	130
	4,500	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.870%	—	(1,016)	(1,016)
	4,480	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.870%	—	4,704	4,704
	6,030	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 4.870%	—	23,158	23,158
	16,717	06/04/24	4.600%(T)	1 Day SOFR(2)(T)/ 4.870%	457	10,096	9,639
	555	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 4.870%	1,826	5,127	3,301
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,968	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 4.870%	$—	$43,831	$43,831
2,756	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	—	42,166	42,166
3,392	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	62,502	62,502
7,668	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	137,995	137,995
27,470	06/21/25	3.400%(T)	1 Day SOFR(2)(T)/ 4.870%	(1,598)	39,366	40,964
1,055	06/21/25	4.481%(A)	1 Day SOFR(2)(A)/ 4.870%	—	12,173	12,173
1,053	06/21/25	4.500%(A)	1 Day SOFR(2)(A)/ 4.870%	—	12,530	12,530
15,096	10/13/25	1.396%(A)	1 Day SOFR(2)(A)/ 4.870%	—	(230,899)	(230,899)
5,713	08/31/26	2.470%(A)	1 Day SOFR(2)(A)/ 4.870%	(2,851)	(256,677)	(253,826)
255	06/21/28	3.188%(A)	1 Day SOFR(1)(A)/ 4.870%	461	1,101	640
740	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	—	88,574	88,574
162	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 4.870%	(317)	341	658
69	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 4.870%	64	(119)	(183)
524	08/15/47	1.650%(A)	1 Day SOFR(1)(A)/ 4.870%	58,347	133,256	74,909
1,010	02/15/48	2.510%(A)	1 Day SOFR(1)(A)/ 4.870%	3,208	98,646	95,438
4,883	02/15/48	2.600%(A)	1 Day SOFR(1)(A)/ 4.870%	164,629	400,885	236,256
5,941	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 4.870%	(488,133)	(94,709)	393,424
1,910	04/21/52	2.500%(A)	1 Day SOFR(1)(A)/ 4.870%	1,780	182,336	180,556
				$(105,408)	$(1,063,978)	$(958,570)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	15,979	01/04/27	11.993%(T)	1 Day BROIS(2)(T)/ 0.051%	$(22,017)	$—	$(22,017)	BOA
BRL	11,954	01/02/29	12.610%(T)	1 Day BROIS(2)(T)/ 0.051%	16,322	—	16,322	BNP
BRL	9,621	01/02/29	12.893%(T)	1 Day BROIS(2)(T)/ 0.051%	28,176	—	28,176	JPM
MYR	1,800	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(13,406)	(19)	(13,387)	HSBC
					$9,075	$(19)	$9,094

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	U.S. Treasury Bill -3 Month Auction Avg Discount + 11bps(Q)/ 4.785%	ML	03/28/24	39,546	$—	$—	$—
BNP European Growth Index(Q)	1 Day EuroSTR +4bps(Q)/ 2.924%	BNP	09/26/24	EUR (6,262)	(148,956)	—	(148,956)
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Total return swap agreements outstanding at March 31, 2023 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP European Value Index(Q)	1 Day EuroSTR +42bps(Q)/ 3.304%	BNP	09/26/24	EUR 6,137	$244,546	$—	$244,546
iShares U.S. Real Estate ETF Index(Q)	1 Day USOIS +21bps(Q)/ 5.040%	ML	11/30/23	50,161	(1,339,689)	—	(1,339,689)
JPMorgan Japan Growth Index(Q)	1 Day SOFR +19bps(Q)/ 5.060%	JPM	03/27/24	(3,803)	455	—	455
JPMorgan Japan Value Index(Q)	1 Day SOFR(Q)/ 4.870%	JPM	03/27/24	3,810	68,418	—	68,418
JPMorgan Korea Growth Index(Q)	1 Day SOFR +30bps(Q)/ 5.170%	JPM	03/27/24	(945)	(28,451)	—	(28,451)
JPMorgan Korea Value Index(Q)	1 Day SOFR +16bps(Q)/ 5.030%	JPM	03/27/24	939	33,179	—	33,179
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	(3,152)	181,178	—	181,178
JPMorgan S&P 1500 Growth Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	(1,826)	78,609	—	78,609
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	2,074	(226,141)	—	(226,141)
JPMorgan S&P 1500 Value Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	3,111	(361,638)	—	(361,638)
JPMorgan U.S. Broad Growth Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	(2,971)	130,766	—	130,766
JPMorgan U.S. Broad Growth Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	(1,456)	43,248	—	43,248
JPMorgan U.S. Broad Value Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	1,904	(206,985)	—	(206,985)
JPMorgan U.S. Broad Value Index(Q)	1 Day SOFR +5bps(Q)/ 4.920%	JPM	02/09/24	2,897	(337,784)	—	(337,784)
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS -1bps(Q)/ 4.820%	ML	05/31/23	6,208	128,283	—	128,283
MSCI Daily EAFE Net Total Return Index(Q)	1 Day USOIS +11bps(Q)/ 4.940%	MSCS	11/30/23	37,620	777,495	—	777,495
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 4.330%	GSI	06/20/23	(3,926)	152,296	—	152,296
					$(811,171)	$—	$(811,171)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A73